================================================================================
Seligman
Tax-Exempt
Fund
Series, Inc.

--------------------------------------------------------------------------------

12th Annual Report

September 30, 1995




================================================================================
JWS
[LOGO]

================================================================================
To the Shareholders
--------------------------------------------------------------------------------

We are pleased to update you on the National and 12 state-specific portfolios of Seligman Tax-Exempt Fund Series for the fiscal year ended September 30, 1995.

     Your Series' total net assets stood at $1,226,464,083 at September 30, compared to $1,255,408,829 a year ago. Dividends and gains paid to shareholders during the 12 months totaled $76,002,127.

     The past 12 months have been a particularly turbulent period for fixed-income markets. During the fourth quarter of 1994, a strengthening economy continued to fuel fears of an acceleration in the inflation rate. By mid-November, municipal bond yields had climbed to their highest levels since 1991. Investors, until now conspicuous by their absence, were attracted by higher yields and cautiously began buying. The municipal market, however, was still trying to absorb an oversupply of inventory as well as attempting to overcome the aftershocks of the Orange County, California, debacle and thus improved at a slower rate than the U.S. Treasury market. As 1994 came to a close, the bond market recovery was firmly under way. The Federal Reserve Board's (FRB) decision on February 1 to once again raise the federal funds rate helped to sustain the rally by boosting investor confidence in the FRB's ability to contain inflation.

     The U.S. economy finally began to exhibit signs of moderating during the second quarter of 1995, spurring further declines in long-term yields. The FRB, encouraged by economic reports, voted on July 6 to lower the federal funds rate in order to minimize the risk of a recession. While the bond markets initially reacted positively to this news, it wasn't long before the next round of economic reports proved surprisingly robust, prompting speculation that the economy was not as weak as believed. Long-term yields reversed their decline and spiked sharply, dashing hopes of an imminent FRB easing. The municipal market began to improve in late August as signs of economic strength abated. By September 30, long-term yields were essentially unchanged from a year ago.

     For much of the past year, municipal market participants have been focusing on tax reform legislation. Investors, concerned about the impact on the tax-exempt status of municipal securities, have been demanding higher yields as compensation. Currently, long-term municipal bonds, compared with taxable bonds, are the most attractive they have been all year.

     A discussion with your Portfolio Manager about your Series, along with highlights of performance, long-term investment results, portfolio holdings, and financial statements, follows this letter.

     For any additional information about Seligman Tax-Exempt Fund Series, or your investment in its shares, please write or call using the toll-free telephone numbers listed on page 63 of this report.

By order of the Board of Directors,


/s/ William C. Morris
William C. Morris
Chairman


                                  /s/ Brian T. Zino
                                  Brian T. Zino
                                  President


November 3, 1995

================================================================================
Seligman Tax-Exempt Fund Series, Inc.
--------------------------------------------------------------------------------

Highlights September 30, 1995

                                     --------------------------------------------------------------------------------------
                                        National      Colorado     Georgia       Louisiana    Maryland    Massachusetts
---------------------------------------------------------------------------------------------------------------------------
Net assets:
  Class A (in millions)                  $104.2        $54.9        $57.7          $62.0        $56.3        $115.7
  Class D (in millions)                     1.2          0.2          2.1            0.5          0.6           0.9
---------------------------------------------------------------------------------------------------------------------------
Yield:*
  Class A                                   4.73%        4.36%        4.44%          4.39%        4.24%         4.38%
  Class D                                   4.07         3.69         3.76           3.70         3.56          3.70
---------------------------------------------------------------------------------------------------------------------------
Dividends:**
  Class A                                  $0.398       $0.379       $0.395         $0.430       $0.410        $0.425
  Class D                                   0.321        0.302        0.322          0.348        0.330         0.345
---------------------------------------------------------------------------------------------------------------------------
Capital Gain Distributions**               --           --           $0.103         $0.140       $0.133        $0.032
---------------------------------------------------------------------------------------------------------------------------
Net asset value per share:
  Class A                                  $7.58        $7.30        $7.81          $8.14        $7.96         $7.91
  Class D                                   7.57         7.29         7.82           8.14         7.97          7.90
---------------------------------------------------------------------------------------------------------------------------
Maximum offering price per share:
  Class A                                  $7.96        $7.66        $8.20          $8.55        $8.36         $8.30
  Class D                                   7.57         7.29         7.82           8.14         7.97          7.90
---------------------------------------------------------------------------------------------------------------------------
Moody's/S&P Ratings+
Aaa/AAA                                    25%          54%          51%            85%          39%           52%
Aa/AA                                      60           27           25              7           43            15
A/A                                         9           16           18              5           18            26
Baa/BBB                                     4           --            6              2           --             5
Caa/CCC                                    --           --           --             --           --            --
Non-rated                                   2            3           --              1           --             2
---------------------------------------------------------------------------------------------------------------------------
Holdings by Market Sector+
Revenue Bonds                              81%          85%          65%            70%          62%           77%
General Obligation Bonds                   19           15           35             30           38            23
---------------------------------------------------------------------------------------------------------------------------
Weighted Average Maturity (years)          26.2         19.4         21.9           18.7         20.3          18.8
------------------------------------------------------------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------

                                  --------------------------------------------------------------------------------------------------
                                     Michigan      Minnesota     Missouri      New York        Ohio         Oregon    South Carolina
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
  Class A (in millions)                 $151.6        $132.7         $51.2        $84.0        $170.2         $59.5        $112.4
  Class D (in millions)                    1.2           2.2           0.5          0.9           0.7           1.5           1.7
------------------------------------------------------------------------------------------------------------------------------------
Yield:*
  Class A                                  4.36%         3.94%         4.30%        4.70%         4.24%         4.26%         4.43%
  Class D                                  3.68          3.23          3.60         4.05          3.53          3.57          3.75
------------------------------------------------------------------------------------------------------------------------------------
Dividends:**
  Class A                                 $0.458        $0.453        $0.396       $0.420        $0.440        $0.402        $0.414
  Class D                                  0.366         0.379         0.316        0.337         0.355         0.330         0.339
------------------------------------------------------------------------------------------------------------------------------------
Capital Gain Distributions**              $0.043        $0.014        $0.070       $0.170        $0.074        $0.018        $0.014
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share:
  Class A                                 $8.54         $7.82         $7.70        $7.86         $8.11         $7.66         $7.97
  Class D                                  8.54          7.82          7.70         7.87          8.15          7.65          7.97
------------------------------------------------------------------------------------------------------------------------------------
Maximum offering price per share:
  Class A                                 $8.97         $8.21         $8.08        $8.25         $8.51         $8.04         $8.37
  Class D                                  8.54          7.82          7.70         7.87          8.15          7.65          7.97
------------------------------------------------------------------------------------------------------------------------------------
Moody's/S&P Ratings+
Aaa/AAA                                   52%           45%           43%          52%           65%           33%           66%
Aa/AA                                     20            19            41           11            14            22            14
A/A                                       19            24            16           23            10            27            19
Baa/BBB                                    3            --            --           14             2             9             1
Caa/CCC                                   --             8            --           --            --            --            --
Non-rated                                  6             4            --           --             9             9            --
------------------------------------------------------------------------------------------------------------------------------------
Holdings by Market Sector+
Revenue Bonds                             75%           58%           88%          96%           66%           71%           73%
General Obligation Bonds                  25            42            12            4            34            29            27
------------------------------------------------------------------------------------------------------------------------------------
Weighted Average Maturity (years)         19.2          16.6          18.3         21.7          17.3          16.8          17.5
------------------------------------------------------------------------------------------------------------------------------------


  *Current yield representing the annualized yield for the 30-day period ended
   September 30, 1995.

 **Represents per share amount paid or declared in respect of Class A and Class
   D shares during the year ended September 30, 1995.

  +Percentages based on current market value of long-term holdings.

Note: The yield has been computed in accordance with current SEC regulations and will vary, and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. National Series' income and a small portion of each State Series' income may be subject to applicable state and local taxes. A portion of each Series' income dividends may be subject to the federal alternative minimum tax. Past performance is not indicative of future investment results.




2 & 3

================================================================================
Annual Performance Overview
--------------------------------------------------------------------------------

The following is a biography of your Portfolio Manager, a discussion with him regarding Seligman Tax-Exempt Fund Series, and a chart and table comparing your Series' performance to the performance of the Lehman Brothers Municipal Bond Index.

Your Portfolio Manager

[Photo of Thomas G. Moles]

Thomas G. Moles is a Managing Director of J. & W. Seligman & Co. Incorporated, as well as President and Senior Portfolio Manager of Seligman Select Municipal Fund and Seligman Quality Municipal Fund, and Vice President and Senior Portfolio Manager of the Seligman tax-exempt mutual funds which include 19 separate portfolios. He is responsible for more than $2 billion in tax-exempt securities. Mr. Moles, with more than 25 years of experience, has spearheaded Seligman's tax-exempt efforts since joining the firm in 1983.

Factors Affecting Seligman Tax-Exempt Fund Series

"In general, the investment environment for municipal securities in 1995 was much more advantageous than in 1994. Looking back, interest rates continued to move higher during the fourth quarter of 1994 as negative market sentiment prevailed. The net asset values on long-term municipal bond mutual funds, including your Series, declined as a result. The municipal market was further impacted by the Orange County, California, bankruptcy, which undermined confidence in the market.

"During the first half of 1995, yields on municipal bonds trended lower as the economy exhibited signs of moderating. The municipal market, however, underperformed the U.S. Treasury market due to concerns regarding tax reform. During the third quarter, stronger-than-expected economic reports caused a brief spike in interest rates. By September 30, however, the overall decline in long-term yields over the past 12 months had caused the net asset values of your Series to improve."

Your Manager's Investment Strategy

"For much of the past year, there has been little difference between yields on 20-year and 30-year municipal bonds. We took advantage of the narrow yield spread and shortened maturities where opportunities allowed. By implementing this strategy, the Series was able to maintain yields while lessening volatility.

"As the bond market gradually improved, your Series assumed a less defensive posture. Shorter-term prerefunded positions were reduced and replaced with long-term bonds, as long-term bonds generally realize greater price appreciation than shorter-term bonds in a declining interest rate environment.

"The Series continues to concentrate new purchases in higher-quality municipal bonds. The market has not been offering enough of an additional yield on lower-rated bonds to compensate for their increased risk. In addition, the Series has focused on bonds issued to provide for essential services, such as water and sewer facilities, transportation projects, etc. These bonds generally offer increased security because revenues derived from the projects are often pledged as repayment for the principal and interest on the bonds."

Looking Ahead

"The municipal market faces many challenges in the months to come. With the Federal government shifting more and more responsibilities to individual states, we are concerned about the impact on state budgets. Additionally, the possibility exists that future tax reform legislation may affect the tax-exempt status of municipal securities. At present, however, tax reform is not a consideration in our decision making process. We will continue to stay abreast of the latest developments and adjust our strategy accordingly. Despite the challenges, we remain optimistic about the prospects for the municipal market. We believe a moderating economy and a vigilant Federal Reserve Board should keep inflation in check and prevent a repeat of the dramatic interest rate increases that occurred in 1994."

================================================================================
Performance Comparison Charts and Tables                      September 30, 1995
--------------------------------------------------------------------------------

The following charts compare a $10,000 hypothetical investment made in each Series of Seligman Tax-Exempt Fund Series Class A shares, with and without the maximum initial sales charge of 4.75%, for the 10-year or since inception (where applicable) periods ended September 30, 1995, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same periods. The performance of each Series of Seligman Tax-Exempt Fund Series Class D shares is not shown in the charts but is included in the table below each chart. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

   Seligman National Tax-Exempt Series

The following plot points are represented by a graph in the printed material.

National             with sales charge   without sales charge       Lehman Index
9/30/85                      $9,528.06           $10,000.00           $10,000.00
12/31/85                    $10,309.09           $10,819.71           $10,807.87
3/31/86                     $11,417.73           $11,983.26           $11,902.14
6/30/86                     $11,407.75           $11,972.79           $11,829.06
9/30/86                     $12,021.68           $12,617.13           $12,464.87
12/31/86                    $12,510.83           $13,130.51           $12,895.64
3/31/87                     $12,951.55           $13,593.07           $13,207.78
6/30/87                     $12,217.47           $12,822.62           $12,849.29
9/30/87                     $11,736.82           $12,318.18           $12,529.90
12/31/87                    $12,332.87           $12,943.73           $13,089.78
3/31/88                     $12,674.69           $13,302.48           $13,539.73
6/30/88                     $13,142.13           $13,793.08           $13,802.22
9/30/88                     $13,665.43           $14,342.30           $14,156.10
12/31/88                    $14,049.70           $14,745.61           $14,420.02
3/31/89                     $14,180.12           $14,882.49           $14,515.52
6/30/89                     $15,028.54           $15,772.94           $15,374.75
9/30/89                     $14,842.77           $15,577.97           $15,385.45
12/31/89                    $15,429.42           $16,193.68           $15,975.78
3/31/90                     $15,326.87           $16,086.05           $16,047.33
6/30/90                     $15,728.36           $16,507.42           $16,422.02
9/30/90                     $15,451.50           $16,216.86           $16,431.64
12/31/90                    $16,327.20           $17,135.93           $17,140.38
3/31/91                     $16,609.38           $17,432.09           $17,527.83
6/30/91                     $16,961.43           $17,801.57           $17,901.99
9/30/91                     $17,651.44           $18,525.76           $18,597.71
12/31/91                    $18,200.45           $19,101.96           $19,221.27
3/31/92                     $18,156.32           $19,055.64           $19,278.39
6/30/92                     $18,880.36           $19,815.55           $20,009.10
9/30/92                     $19,211.86           $20,163.48           $20,541.50
12/31/92                    $19,635.19           $20,607.77           $20,915.25
3/31/93                     $20,629.63           $21,651.46           $21,692.06
6/30/93                     $21,437.93           $22,499.80           $22,401.82
9/30/93                     $22,286.52           $23,390.43           $23,159.00
12/31/93                    $22,403.01           $23,512.70           $23,484.78
3/31/94                     $20,565.58           $21,584.26           $22,195.61
6/30/94                     $20,690.07           $21,714.91           $22,439.94
9/30/94                     $20,542.58           $21,560.12           $22,593.72
12/31/94                    $20,174.36           $21,173.66           $22,270.84
3/31/95                     $21,838.46           $22,920.19           $23,844.34
6/30/95                     $22,397.13           $23,506.54           $24,418.70
9/30/95                     $22,900.58           $24,034.93           $25,120.77


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1995, for Seligman National Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman National Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns

                                                                                                             Since
                                      One       Five       10                                     One       Inception
                                      Year      Years     Years                                   Year       2/1/94
                                      ----      -----     -----                                   ----       ------
Seligman National                                                 Seligman National
Tax-Exempt Series                                                 Tax-Exempt Series
   Class A with Sales Charge          6.16%     7.14%    8.64%       Class D with CDSL            9.17%       n/a
   Class A without Sales Charge      11.48      8.19     9.17        Class D without CDSL        10.17      (0.49)%
Lehman Index                         11.18      8.86     9.65     Lehman Index                   11.18       3.43

See page 17 for footnotes.

================================================================================
Performance Comparison Charts and Tables (continued)
--------------------------------------------------------------------------------

   Seligman Colorado Tax-Exempt Series

The following plot points are represented by a graph in the printed material.

CO TE                with sales charge   without sales charge       Lehman Index
5/1/86                       $9,520.00           $10,000.00           $10,000.00
6/30/86                      $9,053.33            $9,509.80            $9,931.05
9/30/86                      $9,665.20           $10,152.53           $10,464.84
12/31/86                    $10,002.60           $10,506.93           $10,826.49
3/31/87                     $10,217.02           $10,732.16           $11,088.55
6/30/87                      $9,817.82           $10,312.83           $10,787.58
9/30/87                      $9,357.88            $9,829.70           $10,519.43
12/31/87                     $9,939.36           $10,440.50           $10,989.48
3/31/88                     $10,303.52           $10,823.02           $11,367.24
6/30/88                     $10,547.76           $11,079.58           $11,587.61
9/30/88                     $10,872.48           $11,420.67           $11,884.71
12/31/88                    $11,198.27           $11,762.89           $12,106.28
3/31/89                     $11,316.55           $11,887.13           $12,186.46
6/30/89                     $11,951.67           $12,554.29           $12,907.83
9/30/89                     $11,926.56           $12,527.91           $12,916.81
12/31/89                    $12,322.36           $12,943.66           $13,412.41
3/31/90                     $12,248.17           $12,865.73           $13,472.48
6/30/90                     $12,534.43           $13,166.43           $13,787.05
9/30/90                     $12,448.68           $13,076.36           $13,795.13
12/31/90                    $12,944.33           $13,597.00           $14,390.15
3/31/91                     $13,160.16           $13,823.71           $14,715.44
6/30/91                     $13,399.80           $14,075.44           $15,029.56
9/30/91                     $13,836.82           $14,534.49           $15,613.65
12/31/91                    $14,160.68           $14,874.68           $16,137.15
3/31/92                     $14,129.46           $14,841.87           $16,185.11
6/30/92                     $14,597.55           $15,333.57           $16,798.57
9/30/92                     $14,908.07           $15,659.75           $17,245.55
12/31/92                    $15,246.70           $16,015.46           $17,559.33
3/31/93                     $15,752.97           $16,547.25           $18,211.50
6/30/93                     $16,258.36           $17,078.12           $18,807.38
9/30/93                     $16,777.14           $17,623.06           $19,443.06
12/31/93                    $16,941.18           $17,795.37           $19,716.57
3/31/94                     $16,115.38           $16,927.93           $18,634.25
6/30/94                     $16,259.10           $17,078.90           $18,839.38
9/30/94                     $16,287.30           $17,108.52           $18,968.48
12/31/94                    $16,072.58           $16,882.99           $18,697.41
3/31/95                     $17,092.08           $17,953.89           $20,018.44
6/30/95                     $17,386.02           $18,262.66           $20,500.64
9/30/95                     $17,680.87           $18,572.37           $21,090.06


The table below shows the average annual total returns for the one-year, five-year, and since-inception periods through September 30, 1995, for Seligman Colorado Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman Colorado Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns

                                                         Since                                               Since
                                     One       Five    Inception                                 One       Inception
                                     Year      Years    5/1/86                                   Year       2/1/94
                                     ----      -----    ------                                   ----       ------
Seligman Colorado                                                 Seligman Colorado
Tax-Exempt Series                                                 Tax-Exempt Series
   Class A with Sales Charge          3.45%     6.24%    6.24%       Class D with CDSL            6.26%       n/a
   Class A without Sales Charge       8.56      7.27     6.79        Class D without CDSL         7.26        0.67%
Lehman Index                         11.18      8.86     8.25*    Lehman Index                   11.18        3.43

*From 4/30/86.

See page 17 for footnotes.

================================================================================
                                                              September 30, 1995
--------------------------------------------------------------------------------

   Seligman Georgia Tax-Exempt Series

The following plot points are represented by a graph in the printed material.

GA TE                with sales charge   without sales charge       Lehman Index
6/15/87                      $9,520.00           $10,000.00
6/30/87                      $9,413.33            $9,887.95           $10,000.00
9/30/87                      $8,795.01            $9,238.45            $9,751.43
12/31/87                     $9,408.85            $9,883.25           $10,187.16
3/31/88                      $9,746.26           $10,237.68           $10,537.34
6/30/88                     $10,009.51           $10,514.20           $10,741.62
9/30/88                     $10,334.58           $10,855.65           $11,017.03
12/31/88                    $10,691.63           $11,230.70           $11,222.43
3/31/89                     $10,791.50           $11,335.61           $11,296.75
6/30/89                     $11,430.34           $12,006.66           $11,965.45
9/30/89                     $11,383.14           $11,957.07           $11,973.78
12/31/89                    $11,747.04           $12,339.33           $12,433.20
3/31/90                     $11,747.04           $12,339.33           $12,488.89
6/30/90                     $12,007.71           $12,613.15           $12,780.49
9/30/90                     $11,973.62           $12,577.34           $12,787.97
12/31/90                    $12,570.46           $13,204.28           $13,339.55
3/31/91                     $12,800.49           $13,445.91           $13,641.09
6/30/91                     $13,057.80           $13,716.20           $13,932.28
9/30/91                     $13,565.90           $14,249.93           $14,473.73
12/31/91                    $13,949.88           $14,653.26           $14,959.01
3/31/92                     $13,940.70           $14,643.60           $15,003.46
6/30/92                     $14,508.36           $15,239.88           $15,572.15
9/30/92                     $14,874.38           $15,624.36           $15,986.49
12/31/92                    $15,205.41           $15,972.09           $16,277.36
3/31/93                     $15,646.24           $16,435.13           $16,881.92
6/30/93                     $16,175.66           $16,991.24           $17,434.29
9/30/93                     $16,950.57           $17,805.24           $18,023.56
12/31/93                    $17,061.47           $17,921.74           $18,277.11
3/31/94                     $15,897.11           $16,698.67           $17,273.80
6/30/94                     $15,994.79           $16,801.27           $17,463.96
9/30/94                     $16,015.12           $16,822.62           $17,583.63
12/3/94                     $15,758.18           $16,552.72           $17,332.35
3/30/95                     $16,972.31           $17,828.08           $18,556.93
6/30/95                     $17,482.68           $18,364.18           $19,003.93
9/30/95                     $17,882.41           $18,784.05           $19,550.32


The table below shows the average annual total returns for the one-year, five-year, and since-inception periods through September 30, 1995, for Seligman Georgia Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman Georgia Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns

                                                         Since                                               Since
                                     One       Five    Inception                                 One       Inception
                                     Year      Years    6/15/87                                  Year       2/1/94
                                     ----      -----    -------                                  ----       ------
Seligman Georgia                                                  Seligman Georgia
Tax-Exempt Series                                                 Tax-Exempt Series
   Class A with Sales Charge          6.40%     7.30%    7.26%       Class D with CDSL            9.58%       n/a
   Class A without Sales Charge      11.66      8.35     7.90        Class D without CDSL        10.58        1.33%
Lehman Index                         11.18      8.86     8.46*    Lehman Index                   11.18        3.43

*From 6/30/87.

See page 17 for footnotes.

================================================================================
Performance Comparison Charts and Tables (continued)
--------------------------------------------------------------------------------

   Seligman Louisiana Tax-Exempt Series

The following plot points are represented by a graph in the printed material.

Louis TE             with sales charge   without sales charge       Lehman Index
10/1/85                      $9,520.00           $10,000.00           $10,000.00
12/31/85                    $10,080.96           $10,589.25           $10,807.87
3/31/86                     $11,043.83           $11,600.67           $11,902.14
6/30/86                     $10,829.37           $11,375.39           $11,829.06
9/30/86                     $11,373.93           $11,947.40           $12,464.87
12/31/86                    $11,767.52           $12,360.85           $12,895.64
3/31/87                     $12,206.43           $12,821.89           $13,207.78
6/30/87                     $11,789.64           $12,384.09           $12,849.29
9/30/87                     $11,444.19           $12,021.23           $12,529.90
12/31/87                    $12,058.64           $12,666.66           $13,089.78
3/31/88                     $12,446.30           $13,073.87           $13,539.73
6/30/88                     $12,707.73           $13,348.47           $13,802.22
9/30/88                     $13,125.09           $13,786.88           $14,156.10
12/31/88                    $13,413.94           $14,090.31           $14,420.02
3/31/89                     $13,573.57           $14,258.00           $14,515.52
6/30/89                     $14,307.19           $15,028.61           $15,374.75
9/30/89                     $14,311.14           $15,032.75           $15,385.45
12/31/89                    $14,773.55           $15,518.48           $15,975.78
3/31/90                     $14,776.15           $15,521.20           $16,047.33
6/30/90                     $15,138.66           $15,901.99           $16,422.02
9/30/90                     $15,055.42           $15,814.55           $16,431.64
12/31/90                    $15,787.62           $16,583.67           $17,140.38
3/31/91                     $16,119.26           $16,932.04           $17,527.83
6/30/91                     $16,454.70           $17,284.38           $17,901.99
9/30/91                     $17,087.06           $17,948.63           $18,597.71
12/31/91                    $17,584.60           $18,471.27           $19,221.27
3/31/92                     $17,564.30           $18,449.95           $19,278.39
6/30/92                     $18,286.76           $19,208.82           $20,009.10
9/30/92                     $18,647.15           $19,587.39           $20,541.50
12/31/92                    $18,962.19           $19,918.32           $20,915.25
3/31/93                     $19,683.82           $20,676.34           $21,692.06
6/30/93                     $20,278.75           $21,301.27           $22,401.82
9/30/93                     $20,902.77           $21,956.75           $23,159.00
12/31/93                    $21,132.92           $22,198.51           $23,484.78
3/31/94                     $19,995.13           $21,003.35           $22,195.61
6/30/94                     $20,080.54           $21,093.06           $22,439.94
9/30/94                     $20,101.36           $21,114.94           $22,593.72
12/31/94                    $19,889.31           $20,892.19           $22,270.84
3/31/95                     $21,196.48           $22,265.27           $23,844.34
6/30/95                     $21,613.04           $22,702.84           $24,418.70
9/30/95                     $22,170.71           $23,288.63           $25,120.77


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1995, for Seligman Louisiana Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman Louisiana Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns

                                                                                                             Since
                                     One       Five       10                                     One       Inception
                                     Year      Years     Years                                   Year       2/1/94
                                     ----      -----     -----                                   ----       ------
Seligman Louisiana                                                Seligman Louisiana
Tax-Exempt Series                                                 Tax-Exempt Series
   Class A with Sales Charge          5.01%     7.01%    8.29%       Class D with CDSL            8.17%       n/a
   Class A without Sales Charge      10.30      8.05     8.82        Class D without CDSL         9.17        1.28%
Lehman Index                         11.18      8.86     9.65     Lehman Index                   11.18        3.43

See page 17 for footnotes.

================================================================================
                                                              September 30, 1995
--------------------------------------------------------------------------------

   Seligman Maryland Tax-Exempt Series

The following plot points are represented by a graph in the printed material.

MD TE                with sales charge   without sales charge       Lehman Index
10/1/85                      $9,520.00           $10,000.00           $10,000.00
12/31/85                     $9,934.44           $10,435.35           $10,807.87
3/31/86                     $10,666.64           $11,204.45           $11,902.14
6/30/86                     $10,336.82           $10,857.99           $11,829.06
9/30/86                     $10,863.29           $11,411.00           $12,464.87
12/31/86                    $11,287.10           $11,856.19           $12,895.64
3/31/87                     $11,488.47           $12,067.71           $13,207.78
6/30/87                     $10,886.89           $11,435.79           $12,849.29
9/30/87                     $10,493.33           $11,022.39           $12,529.90
12/31/87                    $11,185.14           $11,749.09           $13,089.78
3/31/88                     $11,505.68           $12,085.78           $13,539.73
6/30/88                     $11,765.87           $12,359.10           $13,802.22
9/30/88                     $12,144.08           $12,756.37           $14,156.10
12/31/88                    $12,439.53           $13,066.73           $14,420.02
3/31/89                     $12,587.07           $13,221.70           $14,515.52
6/30/89                     $13,323.32           $13,995.07           $15,374.75
9/30/89                     $13,289.37           $13,959.41           $15,385.45
12/31/89                    $13,745.01           $14,438.02           $15,975.78
3/31/90                     $13,711.02           $14,402.31           $16,047.33
6/30/90                     $13,998.59           $14,704.38           $16,422.02
9/30/90                     $13,883.38           $14,583.36           $16,431.64
12/31/90                    $14,590.57           $15,326.21           $17,140.38
3/31/91                     $14,830.88           $15,578.62           $17,527.83
6/30/91                     $15,100.18           $15,861.50           $17,901.99
9/30/91                     $15,724.05           $16,516.83           $18,597.71
12/31/91                    $16,118.16           $16,930.81           $19,221.27
3/31/92                     $16,171.51           $16,986.84           $19,278.39
6/30/92                     $16,755.89           $17,600.68           $20,009.10
9/30/92                     $17,163.20           $18,028.53           $20,541.50
12/31/92                    $17,446.19           $18,325.79           $20,915.25
3/31/93                     $18,092.79           $19,005.00           $21,692.06
6/30/93                     $18,716.31           $19,659.94           $22,401.82
9/30/93                     $19,433.39           $20,413.17           $23,159.00
12/31/93                    $19,527.72           $20,512.25           $23,484.78
3/31/94                     $18,494.19           $19,426.61           $22,195.61
6/30/94                     $18,608.55           $19,546.73           $22,439.94
9/30/94                     $18,640.06           $19,579.84           $22,593.72
12/31/94                    $18,458.58           $19,389.21           $22,270.84
3/31/95                     $19,742.63           $20,738.01           $23,844.34
6/30/95                     $20,180.36           $21,197.82           $24,418.70
9/30/95                     $20,671.35           $21,713.56           $25,120.77


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1995, for Seligman Maryland Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman Maryland Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns

                                                                                                             Since
                                     One       Five       10                                     One       Inception
                                     Year      Years     Years                                   Year       2/1/94
                                     ----      -----     -----                                   ----       ------
Seligman Maryland                                                 Seligman Maryland
Tax-Exempt Series                                                 Tax-Exempt Series
   Class A with Sales Charge          5.69%     7.24%    7.53%       Class D with CDSL            8.75%       n/a
   Class A without Sales Charge      10.90      8.29     8.06        Class D without CDSL         9.75        1.76%
Lehman Index                         11.18      8.86     9.65     Lehman Index                   11.18        3.43

See page 17 for footnotes.

================================================================================
Performance Comparison Charts and Tables (continued)
--------------------------------------------------------------------------------

   Seligman Massachusetts Tax-Exempt Series

The following plot points are represented by a graph in the printed material.

Mass TE              with sales charge   without sales charge       Lehman Index
9/30/85                      $9,530.03           $10,000.00           $10,000.00
12/31/85                    $10,151.64           $10,652.26           $10,807.87
3/31/86                     $10,961.18           $11,501.73           $11,902.14
6/30/86                     $10,809.67           $11,342.75           $11,829.06
9/30/86                     $11,387.38           $11,948.96           $12,464.87
12/31/86                    $11,786.49           $12,367.75           $12,895.64
3/31/87                     $12,146.99           $12,746.03           $13,207.78
6/30/87                     $11,564.67           $12,134.98           $12,849.29
9/30/87                     $11,141.99           $11,691.46           $12,529.90
12/31/87                    $11,780.16           $12,361.10           $13,089.78
3/31/88                     $12,241.60           $12,845.30           $13,539.73
6/30/88                     $12,526.65           $13,144.40           $13,802.22
9/30/88                     $12,830.07           $13,462.79           $14,156.10
12/31/88                    $13,088.09           $13,733.54           $14,420.02
3/31/89                     $13,154.17           $13,802.88           $14,515.52
6/30/89                     $13,933.03           $14,620.16           $15,374.75
9/30/89                     $13,879.92           $14,564.43           $15,385.45
12/31/89                    $14,222.69           $14,924.11           $15,975.78
3/31/90                     $14,218.87           $14,920.09           $16,047.33
6/30/90                     $14,514.22           $15,230.00           $16,422.02
9/30/90                     $14,224.22           $14,925.70           $16,431.64
12/31/90                    $14,993.16           $15,732.56           $17,140.38
3/31/91                     $15,440.78           $16,202.25           $17,527.83
6/30/91                     $15,800.60           $16,579.81           $17,901.99
9/30/91                     $16,477.01           $17,289.56           $18,597.71
12/31/91                    $16,938.03           $17,773.32           $19,221.27
3/31/92                     $17,033.15           $17,873.12           $19,278.39
6/30/92                     $17,676.91           $18,548.62           $20,009.10
9/30/92                     $18,083.97           $18,975.75           $20,541.50
12/31/92                    $18,475.62           $19,386.71           $20,915.25
3/31/93                     $19,140.75           $20,084.63           $21,692.06
6/30/93                     $19,832.18           $20,810.15           $22,401.82
9/30/93                     $20,466.99           $21,476.26           $23,159.00
12/31/93                    $20,604.80           $21,620.86           $23,484.78
3/31/94                     $19,638.23           $20,606.63           $22,195.61
6/30/94                     $19,799.33           $20,775.67           $22,439.94
9/30/94                     $19,865.18           $20,844.77           $22,593.72
12/31/94                    $19,691.68           $20,662.71           $22,270.84
3/31/95                     $20,905.47           $21,936.34           $23,844.34
6/30/95                     $21,296.29           $22,346.42           $24,418.70
9/30/95                     $21,768.68           $22,842.10           $25,120.77


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1995, for Seligman Massachusetts Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman Massachusetts Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns

                                                                                                             Since
                                     One       Five       10                                     One       Inception
                                     Year      Years     Years                                   Year       2/1/94
                                     ----      -----     -----                                   ----       ------
Seligman Massachusetts                                            Seligman Massachusetts
Tax-Exempt Series                                                 Tax-Exempt Series
   Class A with Sales Charge          4.41%     7.83%    8.09%       Class D with CDSL            7.33%       n/a
   Class A without Sales Charge       9.58      8.88     8.61        Class D without CDSL         8.33        1.53%
Lehman Index                         11.18      8.86     9.65     Lehman Index                   11.18        3.43

See page 17 for footnotes.

================================================================================
                                                              September 30, 1995
--------------------------------------------------------------------------------

   Seligman Michigan Tax-Exempt Series

The following plot points are represented by a graph in the printed material.

Mich TE              with sales charge   without sales charge       Lehman Index
9/30/85                      $9,520.81           $10,000.00           $10,000.00
12/31/85                    $10,268.62           $10,785.44           $10,807.87
3/31/86                     $11,249.65           $11,815.86           $11,902.14
6/30/86                     $11,134.71           $11,695.14           $11,829.06
9/30/86                     $11,779.57           $12,372.45           $12,464.87
12/31/86                    $12,151.78           $12,763.38           $12,895.64
3/31/87                     $12,468.65           $13,096.21           $13,207.78
6/30/87                     $11,942.66           $12,543.74           $12,849.29
9/30/87                     $11,441.86           $12,017.73           $12,529.90
12/31/87                    $12,101.71           $12,710.79           $13,089.78
3/31/88                     $12,536.48           $13,167.45           $13,539.73
6/30/88                     $12,877.88           $13,526.02           $13,802.22
9/30/88                     $13,270.26           $13,938.15           $14,156.10
12/31/88                    $13,606.35           $14,291.16           $14,420.02
3/31/89                     $13,746.93           $14,438.81           $14,515.52
6/30/89                     $14,611.70           $15,347.09           $15,374.75
9/30/89                     $14,584.80           $15,318.85           $15,385.45
12/31/89                    $15,063.75           $15,821.90           $15,975.78
3/31/90                     $15,052.75           $15,810.35           $16,047.33
6/30/90                     $15,409.53           $16,185.09           $16,422.02
9/30/90                     $15,250.68           $16,018.25           $16,431.64
12/31/90                    $15,944.70           $16,747.20           $17,140.38
3/31/91                     $16,275.37           $17,094.52           $17,527.83
6/30/91                     $16,633.23           $17,470.39           $17,901.99
9/30/91                     $17,284.70           $18,154.64           $18,597.71
12/31/91                    $17,859.12           $18,757.98           $19,221.27
3/31/92                     $17,893.20           $18,793.79           $19,278.39
6/30/92                     $18,616.85           $19,553.86           $20,009.10
9/30/92                     $19,108.13           $20,069.88           $20,541.50
12/31/92                    $19,522.60           $20,505.21           $20,915.25
3/31/93                     $20,184.60           $21,200.53           $21,692.06
6/30/93                     $20,925.41           $21,978.63           $22,401.82
9/30/93                     $21,586.95           $22,673.47           $23,159.00
12/31/93                    $21,763.87           $22,859.30           $23,484.78
3/31/94                     $20,756.87           $21,801.62           $22,195.61
6/30/94                     $20,875.39           $21,926.11           $22,439.94
9/30/94                     $20,960.94           $22,015.97           $22,593.72
12/31/94                    $20,711.47           $21,753.93           $22,270.84
3/31/95                     $22,073.12           $23,184.11           $23,844.34
6/30/95                     $22,453.46           $23,583.59           $24,418.70
9/30/95                     $22,963.80           $24,119.62           $25,120.77


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1995, for Seligman Michigan Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman Michigan Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns

                                                                                                             Since
                                     One       Five       10                                     One       Inception
                                     Year      Years     Years                                   Year       2/1/94
                                     ----      -----     -----                                   ----       ------
Seligman Michigan                                                 Seligman Michigan
Tax-Exempt Series                                                 Tax-Exempt Series
   Class A with Sales Charge          4.39%     7.49%    8.67%       Class D with CDSL            7.36%       n/a
   Class A without Sales Charge       9.56      8.53     9.20        Class D without CDSL         8.36        1.46%
Lehman Index                         11.18      8.86     9.65     Lehman Index                   11.18        3.43

See page 17 for footnotes.

================================================================================
Performance Comparison Charts and Tables (continued)
--------------------------------------------------------------------------------

   Seligman Minnesota Tax-Exempt Series

The following plot points are represented by a graph in the printed material.

Minn TE              with sales charge   without sales charge       Lehman Index
9/30/85                      $9,520.64           $10,000.00           $10,000.00
12/31/85                    $10,263.86           $10,780.64           $10,807.87
3/31/86                     $11,212.86           $11,777.43           $11,902.14
6/30/86                     $11,041.21           $11,597.15           $11,829.06
9/30/86                     $11,544.03           $12,125.28           $12,464.87
12/31/86                    $11,924.87           $12,525.29           $12,895.64
3/31/87                     $12,274.63           $12,892.66           $13,207.78
6/30/87                     $11,729.22           $12,319.80           $12,849.29
9/30/87                     $11,320.19           $11,890.18           $12,529.90
12/31/87                    $11,860.87           $12,458.08           $13,089.78
3/31/88                     $12,310.84           $12,930.70           $13,539.73
6/30/88                     $12,598.04           $13,232.36           $13,802.22
9/30/88                     $12,991.02           $13,645.12           $14,156.10
12/31/88                    $13,311.56           $13,981.81           $14,420.02
3/31/89                     $13,371.67           $14,044.93           $14,515.52
6/30/89                     $14,175.83           $14,889.58           $15,374.75
9/30/89                     $14,073.85           $14,782.47           $15,385.45
12/31/89                    $14,628.17           $15,364.70           $15,975.78
3/31/90                     $14,632.85           $15,369.60           $16,047.33
6/30/90                     $14,965.27           $15,718.76           $16,422.02
9/30/90                     $14,888.67           $15,638.30           $16,431.64
12/31/90                    $15,582.33           $16,366.89           $17,140.38
3/31/91                     $15,784.50           $16,579.23           $17,527.83
6/30/91                     $16,076.49           $16,885.93           $17,901.99
9/30/91                     $16,540.76           $17,373.56           $18,597.71
12/31/91                    $16,755.42           $17,599.02           $19,221.27
3/31/92                     $16,933.12           $17,785.67           $19,278.39
6/30/92                     $17,448.70           $18,327.20           $20,009.10
9/30/92                     $17,815.81           $18,712.80           $20,541.50
12/31/92                    $18,041.16           $18,949.49           $20,915.25
3/31/93                     $18,782.66           $19,728.32           $21,692.06
6/30/93                     $19,491.89           $20,473.26           $22,401.82
9/30/93                     $20,143.05           $21,157.19           $23,159.00
12/31/93                    $20,474.37           $21,505.20           $23,484.78
3/31/94                     $19,812.79           $20,810.32           $22,195.61
6/30/94                     $19,953.68           $20,958.29           $22,439.94
9/30/94                     $20,166.50           $21,181.83           $22,593.72
12/31/94                    $19,954.75           $20,959.43           $22,270.84
3/31/95                     $20,952.36           $22,007.27           $23,844.34
6/30/95                     $21,341.24           $22,415.73           $24,418.70
9/30/95                     $21,700.87           $22,793.47           $25,120.77


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1995, for Seligman Minnesota Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman Minnesota Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns

                                                                                                             Since
                                     One       Five       10                                     One       Inception
                                     Year      Years     Years                                   Year       2/1/94
                                     ----      -----     -----                                   ----       ------
Seligman Minnesota                                                Seligman Minnesota
Tax-Exempt Series                                                 Tax-Exempt Series
   Class A with Sales Charge          2.56%     6.79%    8.06%       Class D with CDSL            5.45%       n/a
   Class A without Sales Charge       7.61      7.83     8.59        Class D without CDSL         6.45        1.90%
Lehman Index                         11.18      8.86     9.65     Lehman Index                   11.18        3.43

See page 17 for footnotes.

================================================================================
                                                              September 30, 1995
--------------------------------------------------------------------------------

   Seligman Missouri Tax-Exempt Series

The following plot points are represented by a graph in the printed material.

M0 TE                with sales charge   without sales charge       Lehman Index
7/1/86                       $9,520.00           $10,000.00           $10,000.00
9/30/86                      $9,887.92           $10,386.47           $10,537.50
12/31/86                    $10,184.81           $10,698.33           $10,901.66
3/31/87                     $10,438.09           $10,964.38           $11,165.54
6/30/87                      $9,992.51           $10,496.33           $10,862.48
9/30/87                      $9,472.69            $9,950.31           $10,592.47
12/31/87                    $10,152.68           $10,664.58           $11,065.78
3/31/88                     $10,521.16           $11,051.64           $11,446.16
6/30/88                     $10,796.67           $11,341.05           $11,668.06
9/30/88                     $11,058.19           $11,615.74           $11,967.23
12/31/88                    $11,417.36           $11,993.03           $12,190.34
3/31/89                     $11,473.67           $12,052.18           $12,271.07
6/30/89                     $12,133.94           $12,745.74           $12,997.45
9/30/89                     $12,090.19           $12,699.79           $13,006.49
12/31/89                    $12,495.51           $13,125.54           $13,505.54
3/31/90                     $12,488.05           $13,117.71           $13,566.03
6/30/90                     $12,818.10           $13,464.41           $13,882.78
9/30/90                     $12,750.85           $13,393.76           $13,890.91
12/31/90                    $13,361.18           $14,034.85           $14,490.06
3/31/91                     $13,620.18           $14,306.91           $14,817.61
6/30/91                     $13,938.36           $14,641.13           $15,133.91
9/30/91                     $14,486.56           $15,216.98           $15,722.05
12/31/91                    $14,879.78           $15,630.01           $16,249.19
3/31/92                     $14,883.01           $15,633.40           $16,297.48
6/30/92                     $15,437.53           $16,215.88           $16,915.21
9/30/92                     $15,626.82           $16,414.70           $17,365.29
12/31/92                    $15,958.87           $16,763.49           $17,681.25
3/31/93                     $16,501.92           $17,333.92           $18,337.95
6/30/93                     $17,076.12           $17,937.07           $18,937.96
9/30/93                     $17,685.41           $18,577.09           $19,578.06
12/31/93                    $17,778.67           $18,675.05           $19,853.47
3/31/94                     $16,693.00           $17,534.64           $18,763.63
6/30/94                     $16,788.00           $17,634.43           $18,970.19
9/30/94                     $16,827.81           $17,676.25           $19,100.18
12/31/94                    $16,655.53           $17,495.28           $18,827.23
3/31/95                     $17,872.43           $18,773.53           $20,157.43
6/30/95                     $18,199.14           $19,116.71           $20,642.98
9/30/95                     $18,623.97           $19,562.96           $21,236.49


The table below shows the average annual total returns for the one-year, five-year, and since-inception periods through September 30, 1995, for Seligman Missouri Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman Missouri Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns

                                                         Since                                               Since
                                     One       Five    Inception                                 One       Inception
                                     Year      Years    7/1/86                                   Year       2/1/94
                                     ----      -----    ------                                   ----       ------
Seligman Missouri                                                 Seligman Missouri
Tax-Exempt Series                                                 Tax-Exempt Series
   Class A with Sales Charge          5.41%     6.83%    6.95%       Class D with CDSL            8.49%       n/a
   Class A without Sales Charge      10.67      7.87     7.52        Class D without CDSL         9.49        0.99%
Lehman Index                         11.18      8.86     8.48*    Lehman Index                   11.18        3.43

*From 6/30/86.

See page 17 for footnotes.

================================================================================
Performance Comparison Charts and Tables (continued)
--------------------------------------------------------------------------------

   Seligman New York Tax-Exempt Series

The following plot points are represented by a graph in the printed material.

NY TE                with sales charge   without sales charge       Lehman Index
9/30/85                      $9,523.81           $10,000.00           $10,000.00
12/31/85                    $10,317.51           $10,833.38           $10,807.87
3/31/86                     $11,121.89           $11,677.98           $11,902.14
6/30/86                     $11,069.02           $11,622.47           $11,829.06
9/30/86                     $11,595.52           $12,175.30           $12,464.87
12/31/86                    $12,150.08           $12,757.59           $12,895.64
3/31/87                     $12,469.85           $13,093.34           $13,207.78
6/30/87                     $11,859.27           $12,452.23           $12,849.29
9/30/87                     $11,314.25           $11,879.96           $12,529.90
12/31/87                    $11,986.22           $12,585.55           $13,089.78
3/31/88                     $12,317.72           $12,933.62           $13,539.73
6/30/88                     $12,572.43           $13,201.06           $13,802.22
9/30/88                     $12,981.44           $13,630.52           $14,156.10
12/31/88                    $13,354.77           $14,022.51           $14,420.02
3/31/89                     $13,403.65           $14,073.83           $14,515.52
6/30/89                     $14,266.60           $14,979.94           $15,374.75
9/30/89                     $14,195.00           $14,904.76           $15,385.45
12/31/89                    $14,608.91           $15,339.37           $15,975.78
3/31/90                     $14,453.42           $15,176.10           $16,047.33
6/30/90                     $14,870.89           $15,614.45           $16,422.02
9/30/90                     $14,647.87           $15,380.27           $16,431.64
12/31/90                    $15,218.76           $15,979.70           $17,140.38
3/31/91                     $15,572.16           $16,350.77           $17,527.83
6/30/91                     $15,975.23           $16,774.00           $17,901.99
9/30/91                     $16,780.48           $17,619.50           $18,597.71
12/31/91                    $17,277.32           $18,141.20           $19,221.27
3/31/92                     $17,301.89           $18,166.99           $19,278.39
6/30/92                     $18,102.36           $19,007.47           $20,009.10
9/30/92                     $18,424.98           $19,346.23           $20,541.50
12/31/92                    $18,885.40           $19,829.67           $20,915.25
3/31/93                     $19,760.03           $20,748.03           $21,692.06
6/30/93                     $20,504.47           $21,529.69           $22,401.82
9/30/93                     $21,235.68           $22,297.47           $23,159.00
12/31/93                    $21,390.05           $22,459.54           $23,484.78
3/31/94                     $19,975.50           $20,974.27           $22,195.61
6/30/94                     $20,110.77           $21,116.30           $22,439.94
9/30/94                     $20,095.31           $21,100.06           $22,593.72
12/31/94                    $19,693.73           $20,678.41           $22,270.84
3/31/95                     $21,294.30           $22,359.01           $23,844.34
6/30/95                     $21,750.05           $22,837.55           $24,418.70
9/30/95                     $22,292.56           $23,407.19           $25,120.77


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1995, for Seligman New York Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average total returns for the one-year and since-inception periods through September 30, 1995, for Seligman New York Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns

                                                                                                             Since
                                     One       Five       10                                     One       Inception
                                     Year      Years     Years                                   Year       2/1/94
                                     ----      -----     -----                                   ----       ------
Seligman New York                                                 Seligman New York
Tax-Exempt Series                                                 Tax-Exempt Series
   Class A with Sales Charge          5.70%     7.71%    8.35%       Class D with CDSL            8.87%       n/a
   Class A without Sales Charge      10.93      8.76     8.88        Class D without CDSL         9.87        0.83%
Lehman Index                         11.18      8.86     9.65     Lehman Index                   11.18        3.43

See page 17 for footnotes.

================================================================================
                                                              September 30, 1995
--------------------------------------------------------------------------------

   Seligman Ohio Tax-Exempt Series

The following plot points are represented by a graph in the printed material.

Ohio TE              with sales charge   without sales charge       Lehman Index
9/30/85                      $9,528.18           $10,000.00           $10,000.00
12/31/85                    $10,258.31           $10,766.29           $10,807.87
3/31/86                     $11,159.80           $11,712.43           $11,902.14
6/30/86                     $10,983.35           $11,527.24           $11,829.06
9/30/86                     $11,545.28           $12,117.00           $12,464.87
12/31/86                    $12,006.29           $12,600.85           $12,895.64
3/31/87                     $12,360.41           $12,972.51           $13,207.78
6/30/87                     $11,902.29           $12,491.71           $12,849.29
9/30/87                     $11,468.81           $12,036.76           $12,529.90
12/31/87                    $12,093.82           $12,692.72           $13,089.78
3/31/88                     $12,557.35           $13,179.21           $13,539.73
6/30/88                     $12,957.01           $13,598.67           $13,802.22
9/30/88                     $13,276.83           $13,934.32           $14,156.10
12/31/88                    $13,588.77           $14,261.71           $14,420.02
3/31/89                     $13,753.66           $14,434.77           $14,515.52
6/30/89                     $14,465.59           $15,181.95           $15,374.75
9/30/89                     $14,417.93           $15,131.93           $15,385.45
12/31/89                    $14,938.93           $15,678.75           $15,975.78
3/31/90                     $14,979.42           $15,721.23           $16,047.33
6/30/90                     $15,287.29           $16,044.35           $16,422.02
9/30/90                     $15,239.96           $15,994.68           $16,431.64
12/31/90                    $15,922.42           $16,710.93           $17,140.38
3/31/91                     $16,219.67           $17,022.89           $17,527.83
6/30/91                     $16,566.32           $17,386.71           $17,901.99
9/30/91                     $17,214.64           $18,067.13           $18,597.71
12/31/91                    $17,723.97           $18,601.68           $19,221.27
3/31/92                     $17,773.53           $18,653.70           $19,278.39
6/30/92                     $18,471.24           $19,385.96           $20,009.10
9/30/92                     $18,880.31           $19,815.29           $20,541.50
12/31/92                    $19,218.43           $20,170.16           $20,915.25
3/31/93                     $19,905.51           $20,891.27           $21,692.06
6/30/93                     $20,610.31           $21,630.96           $22,401.82
9/30/93                     $21,299.41           $22,354.19           $23,159.00
12/31/93                    $21,455.25           $22,517.76           $23,484.78
3/31/94                     $20,406.04           $21,416.58           $22,195.61
6/30/94                     $20,619.30           $21,640.40           $22,439.94
9/30/94                     $20,642.96           $21,665.24           $22,593.72
12/31/94                    $20,402.50           $21,412.87           $22,270.84
3/31/95                     $21,722.19           $22,797.94           $23,844.34
6/30/95                     $22,155.54           $23,252.75           $24,418.70
9/30/95                     $22,622.43           $23,742.75           $25,120.77


The table below shows the average annual total returns for the one-, five-, and 10-year periods through September 30, 1995, for Seligman Ohio Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman Ohio Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns

                                                                                                             Since
                                     One       Five       10                                     One       Inception
                                     Year      Years     Years                                   Year       2/1/94
                                     ----      -----     -----                                   ----       ------
Seligman Ohio                                                     Seligman Ohio
Tax-Exempt Series                                                 Tax-Exempt Series
   Class A with Sales Charge          4.43%     7.17%    8.51%       Class D with CDSL            7.67%       n/a
   Class A without Sales Charge       9.59      8.22     9.03        Class D without CDSL         8.67        1.70%
Lehman Index                         11.18      8.86     9.65     Lehman Index                   11.18        3.43

See page 17 for footnotes.

================================================================================
Performance Comparison Charts and Tables (continued)
--------------------------------------------------------------------------------

   Seligman Oregon Tax-Exempt Series

The following plot points are represented by a graph in the printed material.

OR TE                with sales charge   without sales charge       Lehman Index
10/15/86                     $9,520.00           $10,000.00           $10,000.00
12/31/86                     $9,739.36           $10,230.41           $10,169.95
3/31/87                      $9,932.37           $10,433.16           $10,416.12
6/30/87                      $9,282.37            $9,750.39           $10,133.40
9/30/87                      $8,788.47            $9,231.59            $9,881.51
12/31/87                     $9,343.08            $9,814.16           $10,323.06
3/31/88                      $9,675.20           $10,163.02           $10,677.90
6/30/88                     $10,025.46           $10,530.94           $10,884.91
9/30/88                     $10,360.96           $10,883.35           $11,164.00
12/31/88                    $10,667.96           $11,205.83           $11,372.13
3/31/89                     $10,743.56           $11,285.24           $11,447.45
6/30/89                     $11,440.47           $12,017.28           $12,125.07
9/30/89                     $11,391.86           $11,966.22           $12,133.50
12/31/89                    $11,781.78           $12,375.80           $12,599.05
3/31/90                     $11,735.60           $12,327.29           $12,655.48
6/30/90                     $12,051.00           $12,658.60           $12,950.98
9/30/90                     $11,960.13           $12,563.14           $12,958.56
12/31/90                    $12,546.86           $13,179.46           $13,517.50
3/31/91                     $12,806.69           $13,452.38           $13,823.06
6/30/91                     $13,075.79           $13,735.06           $14,118.14
9/30/91                     $13,545.48           $14,228.43           $14,666.80
12/31/91                    $13,904.60           $14,605.65           $15,158.56
3/31/92                     $13,948.67           $14,651.94           $15,203.61
6/30/92                     $14,377.50           $15,102.41           $15,779.88
9/30/92                     $14,676.59           $15,416.57           $16,199.75
12/31/92                    $14,985.89           $15,741.47           $16,494.50
3/31/93                     $15,443.91           $16,222.57           $17,107.12
6/30/93                     $15,952.27           $16,756.57           $17,666.86
9/30/93                     $16,468.60           $17,298.93           $18,263.99
12/31/93                    $16,619.69           $17,457.63           $18,520.92
3/31/94                     $15,875.56           $16,675.98           $17,504.23
6/30/94                     $16,013.45           $16,820.82           $17,696.92
9/30/94                     $16,077.03           $16,887.61           $17,818.19
12/31/94                    $15,861.06           $16,660.75           $17,563.56
3/31/95                     $16,835.71           $17,684.52           $18,804.48
6/30/95                     $17,171.00           $18,036.72           $19,257.44
9/30/95                     $17,532.12           $18,416.06           $19,811.11


The table below shows the average annual total returns for the one-year, five-year, and since-inception periods through September 30, 1995, for Seligman Oregon Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total returns for the one-year and since-inception periods through September 30, 1995, for Seligman Oregon Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns

                                                         Since                                               Since
                                     One       Five    Inception                                 One       Inception
                                     Year      Years   10/15/86                                  Year       2/1/94
                                     ----      -----   --------                                  ----       ------
Seligman Oregon                                                   Seligman Oregon
Tax-Exempt Series                                                 Tax-Exempt Series
   Class A with Sales Charge          3.88%     6.90%    6.46%       Class D with CDSL            6.86%       n/a
   Class A without Sales Charge       9.05      7.95     7.05        Class D without CDSL         7.86        1.64%
Lehman Index                         11.18      8.86     7.97*    Lehman Index                   11.18        3.43

*From 10/31/86.

See page 17 for footnotes.

================================================================================
                                                              September 30, 1995
--------------------------------------------------------------------------------

   Seligman South Carolina Tax-Exempt Series

The following plot points are represented by a graph in the printed material.

SC TE                with sales charge   without sales charge       Lehman Index
6/30/87                      $9,520.00           $10,000.00           $10,000.00
9/30/87                      $9,009.03            $9,463.26            $9,751.43
12/31/87                     $9,582.65           $10,065.81           $10,187.16
3/31/88                      $9,906.29           $10,405.76           $10,537.34
6/30/88                     $10,141.85           $10,653.20           $10,741.62
9/30/88                     $10,466.76           $10,994.49           $11,017.03
12/31/88                    $10,776.14           $11,319.46           $11,222.43
3/31/89                     $10,833.49           $11,379.69           $11,296.75
6/30/89                     $11,530.38           $12,111.72           $11,965.45
9/30/89                     $11,451.60           $12,028.97           $11,973.78
12/31/89                    $11,918.91           $12,519.84           $12,433.20
3/31/90                     $11,873.26           $12,471.89           $12,488.89
6/30/90                     $12,161.35           $12,774.50           $12,780.49
9/30/90                     $11,964.34           $12,567.55           $12,787.97
12/31/90                    $12,635.41           $13,272.46           $13,339.55
3/31/91                     $12,881.38           $13,530.84           $13,641.09
6/30/91                     $13,152.03           $13,815.13           $13,932.28
9/30/91                     $13,633.01           $14,320.36           $14,473.73
12/31/91                    $14,090.86           $14,801.30           $14,959.01
3/31/92                     $14,154.25           $14,867.87           $15,003.46
6/30/92                     $14,692.10           $15,432.84           $15,572.15
9/30/92                     $15,007.05           $15,763.67           $15,986.49
12/31/92                    $15,273.27           $16,043.31           $16,277.36
3/31/93                     $15,782.75           $16,578.47           $16,881.92
6/30/93                     $16,321.17           $17,144.05           $17,434.29
9/30/93                     $16,886.27           $17,737.64           $18,023.56
12/31/93                    $17,061.22           $17,921.41           $18,277.11
3/31/94                     $16,007.22           $16,814.26           $17,273.80
6/30/94                     $16,102.88           $16,914.75           $17,463.96
9/30/94                     $16,106.44           $16,918.48           $17,583.63
12/31/94                    $15,917.81           $16,720.34           $17,332.35
3/31/95                     $17,068.52           $17,929.05           $18,556.93
6/30/95                     $17,423.54           $18,301.98           $19,003.93
9/30/95                     $17,828.08           $18,726.90           $19,550.32


The table below shows the average annual total returns for the one-year, five-year, and since-inception periods through September 30, 1995, for Seligman South Carolina Tax-Exempt Series Class A shares, with and without the maximum initial sales charge of 4.75%, and the Lehman Index. Also included in the table are the average annual total retuns for the one-year and since-inception periods through September 30, 1995, for Seligman South Carolina Tax-Exempt Series Class D shares, with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on shares redeemed within one year of purchase, and the Lehman Index.

Average Annual Total Returns

                                                          Since                                               Since
                                      One       Five    Inception                                  One      Inception
                                      Year      Years    6/30/87                                  Year       2/1/94
                                      ----      -----    -------                                  ----       ------
Seligman South Carolina                                           Seligman South Carolina
Tax-Exempt Series                                                 Tax-Exempt Series
   Class A with Sales Charge          5.42%     7.26%    7.26%       Class D with CDSL            8.63%       n/a
   Class A without Sales Charge      10.69      8.30     7.90        Class D without CDSL         9.63        1.09%
Lehman Index                         11.18      8.86     8.46     Lehman Index                   11.18        3.43

No adjustment was made to Class A shares' performance for periods prior to January 1, 1993, the commencement date for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets of each Series. Performance data quoted represent changes in price and assume that all deductions within the periods are invested in additional shares. The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on differences in sales charges and fees paid by shareholders.

The investment return and principal value of an investment will fluctuate so that shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

====================================================================================================================================
Portfolios of Investments
------------------------------------------------------------------------------------------------------------------------------------
                                                           NATIONAL SERIES
                           Face                                                                             Ratings      Market
         State            Amount                              Municipal Bonds                            Moody's/S&P+     Value
         -----            ------                              ---------------                            ------------   ---------
Alabama--2.0%            $2,000,000  Tuscaloosa G.O. Warrants, 6 3/4% due 7/1/2020....................      Aaa/AAA    $  2,135,780
Alaska--4.6%                310,000  Alaska Housing Finance Corp. (Collateralized Home Mortgage
                                        Bonds), 7.30% due 6/1/2025....................................      Aaa/AAA         316,054
                          5,000,000  Valdez Marine Terminal Rev. (BP Pipeline Inc. Project),
                                        5 1/2% due 10/1/2028..........................................      A1/AA-        4,536,550
Arizona--2.5%             3,000,000  Phoenix Civic Improvement Corporation (New City Hall Project),
                                        5.10% due 7/1/2028............................................      Aa/AA+        2,673,240
California--4.7%          2,500,000  Rancho Water District Financing Authority Rev.,
                                        5.90% due 11/1/2015...........................................      Aaa/AAA       2,468,000
                          2,500,000  San Joaquin Hills Transportation Corridor Agency Rev.
                                        (Orange County Senior Lien Toll Road), 6 3/4% due 1/1/2032 ...       NR/NR        2,533,950
Florida--4.5%             2,750,000  Jacksonville Electric Authority (Electric System Rev.),
                                        5 1/4% due 10/1/2028..........................................      Aa1/AA        2,484,130
                          2,500,000  Jacksonville Health Facilities Authority Hospital Rev. (Daughters
                                        of Charity National Health System -- St. Vincent's Medical
                                        Center Inc.), 5% due 11/15/2015...............................       Aa/NR        2,176,950
Illinois--14.3%           2,000,000  Chicago O'Hare International Airport Rev., 6 3/8% due 1/1/2012...      Aaa/AAA       2,085,440
                          1,000,000  Illinois Health Facilities Authority Rev. (Northwestern Memorial
                                        Hospital), 6.10% due 8/15/2014................................       Aa/AA        1,004,640
                          1,250,000  Illinois Health Facilities Authority Rev. (Edward Hospital Project),
                                        6% due 2/15/2019..............................................        A/A         1,172,425
                          2,500,000  Illinois Health Facilities Authority Rev. (Northwestern Memorial
                                        Hospital), 6% due 8/15/2024...................................       Aa/AA        2,436,225
                          3,000,000  Metropolitan Water Reclamation District of Greater Chicago
                                        G.O.'s Capital Improvement Bonds, 7% due 1/1/2011.............       Aa/AA        3,410,010
                          5,000,000  Regional Transportation Authority G.O.'s  (Cook, DuPage, Kane,
                                        Lake, McHenry, and Will Counties), 5.85% due 6/1/2023.........      Aaa/AAA       4,885,600
Kansas--2.6%              2,500,000  Burlington Pollution Control Rev. (Kansas Gas & Electric
                                       Co. Project), 7% due 6/1/2031..................................      Aaa/AAA       2,753,125
Kentucky--2.0%            1,880,000  Trimble County Pollution Control Rev. (Louisville
                                       Gas & Electric Co. Project), 7 5/8% due 11/1/2020*.............      Aa2/AA        2,094,264
Massachusetts--2.0%       2,000,000  Massachusetts Health &Education Facilities Authority Rev.
                                       (Amherst College), 6.80% due 11/1/2021.........................      Aa1/AA+       2,142,220
New                       4,000,000  New Hampshire Higher Educational & Health Facilities Authority
 Hampshire--3.5%                          Rev. (Dartmouth College), 5 3/8% due 6/1/2023...............      Aaa/AA+       3,709,760
New York--3.5%            3,500,000  New York City G.O.'s, 7 1/4% due 8/15/2024.......................     Baa1/BBB+      3,662,575
North Dakota--2.0%        2,000,000  Mercer County Pollution Control Rev. (Otter Tail Power Company
                                       Project), 6.90% due 2/1/2019...................................      Aa3/AA-       2,128,080
Oklahoma--6.2%            5,000,000  Oklahoma Industrial Authority Health Facilities Rev. (Sisters
                                        of Mercy Health System, St. Louis, Inc.), 5% due 6/1/2013.....       Aa/AA        4,424,500
                          2,500,000  Oklahoma Industrial Authority Health Facilities Rev. (Sisters
                                        of Mercy Health System, St. Louis, Inc.), 5% due 6/1/2018.....       Aa/AA        2,145,225
South                     2,000,000  Oconee County Pollution Control Rev. (Duke Power Company
 Carolina--4.9%                            Project), 7 1/2% due 2/1/2017..............................      Aa2/AA-       2,241,600
                          3,000,000  South Carolina Public Service Authority Rev., 5 7/8% due 1/1/2023      Aaa/AAA       2,949,600


----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
                                                                                                                  September 30, 1995
------------------------------------------------------------------------------------------------------------------------------------

                                                     NATIONAL SERIES (continued)
                           Face                                                                             Ratings      Market
         State            Amount                              Municipal Bonds                            Moody's/S&P+     Value
         -----            ------                              ---------------                            ------------   ---------
South Dakota--5.5%       $6,000,000  South Dakota Housing Development Authority Rev.
                                        (Homeownership Mortgage), 6.15% due 5/1/2026*.................      Aa1/AA+     $ 5,745,060
Tennessee--2.9%           3,000,000  Metropolitan Government of Nashville & Davidson County G.O.'s,
                                        6.15% due 5/15/2025...........................................       Aa/AA        3,019,620
Texas--20.1%              3,000,000  Brazos River Authority Pollution Control Rev. (Houston Light &
                                        Power Company Project), 7 7/8% due 11/1/2018*.................       A2/A         3,128,670
                          3,700,000  Harris County Health Facilities Development Corp. Hospital Rev.
                                        (St. Luke's Episcopal Hospital Project), 6 3/4% due 2/15/2021.       Aa/AA        3,860,876
                          2,000,000  Harris County Health Facilities Development Corp. SCH Health
                                        Care System Rev. (Sisters of Charity of the Incarnate Word),
                                        7.10% due 7/1/2021............................................       Aa/AA        2,164,440
                          5,500,000  San Antonio Electric & Gas Rev., 5% due 2/1/2017.................      Aa1/AA        4,836,480
                          2,000,000  Texas State Turnpike Authority Rev. (Dallas North Thruway--
                                        Addison Airport Toll Tunnel Project), 6 3/4% due 1/1/2015.....      Aaa/AAA       2,151,780
                          2,880,000  Texas Veterans' Housing Assistance G.O.'s, 6.80% due 12/1/2023*..       Aa/AA        2,949,667
                          2,000,000  Travis County Housing Finance Corporation (Single Family
                                        Mortgage Rev.), 6.95% due 10/1/2027...........................      NR/AAA        2,110,280
Utah--6.5%                7,500,000  Intermountain Power Agency Power Supply Rev.,
                                        5 1/4% due 7/1/2017...........................................      Aa/AA-        6,880,350
Washington--4.0%          4,000,000  Seattle Metropolitan Sewer Rev., 6.60% due 1/1/2032..............      Aaa/AAA       4,194,080
                                                                                                                       ------------
Total Municipal Bonds (Cost $102,647,964)--98.3%......................................................................  103,611,246
Other Assets Less Liabilities--1.7%...................................................................................    1,787,847
                                                                                                                       ------------
NET ASSETS--100.0% ................................................................................................... $105,399,093
                                                                                                                       ============



                                                           COLORADO SERIES
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  3,000,000   Adams County, CO Pollution Control Rev. (Public Service Co. of Colorado Project),
                  5 7/8% due 4/1/2014.................................................................      Aaa/AAA     $ 3,026,910
   1,500,000   Colorado Association of School Boards Lease Purchase Finance Program Certificates
                  of Participation (Pueblo School District No. 60), 7 1/4% due 12/1/2009..............      Aaa/AAA       1,659,195
   3,000,000   Colorado Health Facilities Authority Rev. (Sisters of Charity Health Care Systems, Inc.),
                  6% due 5/15/2013....................................................................      Aaa/AAA       3,017,460
   1,630,000   Colorado Health Facilities Authority Rev. (Kaiser Permanente Medical Care Project),
                  9 1/8% due 8/1/2015.................................................................       NR/AA        1,669,348
   1,220,000   Colorado Health Facilities Authority Rev. (Mercy Medical Center of Durango Project),
                  6.20% due 11/15/2015................................................................       A1/A+        1,214,327
   3,000,000   Colorado Health Facilities Authority Rev. (North Colorado Medical Center),
                  6% due 5/15/2020....................................................................      Aaa/AAA       2,992,050
     395,000   Colorado Housing Finance Authority Rev., 7 1/4% due 9/1/2006...........................       NR/NR          411,167
     605,000   Colorado Housing Finance Authority (Single Family Housing Rev.), 7 1/4% due 11/1/2010..      Aa/AA-          607,844
     385,000   Colorado Housing Finance Authority (Single Family Residential Housing Rev.),
                  8% due 3/1/2017.....................................................................       Aa/NR          400,161

----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
Portfolios of Investments (continued)
------------------------------------------------------------------------------------------------------------------------------------

                                                     COLORADO SERIES (continued)
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  2,000,000   Colorado Springs, CO Utilities Rev., 5 7/8% due 11/15/2017.............................      Aaa/AAA     $ 2,048,600
   3,500,000   Colorado Springs, CO Utilities Rev., 6 1/8% due 11/15/2020.............................       Aa/AA        3,518,725
   1,000,000   Colorado Water Resources & Power Development Authority (Clean Water Bonds),
                  6 7/8% due 9/1/2011.................................................................      Aa/AA+        1,089,080
   2,000,000   Colorado Water Resources & Power Development Authority (Clean Water Bonds),
                  6% due 9/1/2014.....................................................................       Aa/AA        2,014,960
   1,000,000   Colorado Water Resources & Power Development Authority (Clean Water Rev.),
                  6.30% due 9/1/2014..................................................................       Aa/AA        1,034,380
   2,000,000   Denver, CO City & County (St. Anthony Hospital Systems Rev.), 7 3/4% due 5/1/2014......      Aaa/AAA       2,240,700
   2,500,000   Denver, CO City & County (Sisters of Charity of Leavenworth Health Services
                  Corporation), 5% due 12/1/2023......................................................       Aa/NR        2,134,875
   2,250,000   Denver, CO City & County Excise Tax Rev., 6 1/2% due 9/1/2014..........................      Aaa/AAA       2,363,828
   1,985,000   Fort Collins, CO G.O.'s Water Bonds, 6 3/8% due 12/1/2012..............................       Aa/AA        2,077,203
   3,000,000   Fountain Valley Authority, CO Water Treatment Rev., 6.80% due 12/1/2019................       A1/AA        3,181,500
   1,480,000   Metropolitan Denver, CO Sewer Disposal District No. 001, 6 3/4% due 4/1/2012...........       A1/AA        1,521,351
   3,000,000   Metropolitan Denver, CO Wastewater Reclamation DistrictSewer Rev.,
                  4 3/4% due 4/1/2012.................................................................      Aaa/AAA       2,624,820
   2,000,000   Northgate Public Building Authority, CO (Landowner Assessment Lien),
                  8 1/4% due 12/1/2001**..............................................................       NR/NR        1,120,000
   1,895,000   Northglenn, CO Joint Water & Wastewater Utility, 6.80% due 12/1/2008...................      Aaa/NR        1,980,446
   2,500,000   Platte River Power Authority, CO Power Rev., 6 1/8% due 6/1/2014.......................       Aa/A+        2,534,075
   2,000,000   Pueblo County, CO Single Family Mortgage Rev., 7.05% due 11/1/2027.....................      NR/AAA        2,119,880
   3,000,000   University of Colorado Hospital Authority Hospital Rev., 6.40% due 11/15/2022..........      Aaa/AAA       3,106,560
   2,000,000   Westminster, CO (Adams & Jefferson Counties) Sales & Use Tax Rev., 7% due 12/1/2008....      Aaa/AAA       2,227,500
                                                                                                                       ------------
Total Municipal Bonds (Cost $52,758,021)--97.9%.......................................................................   53,936,945
Variable Rate Demand Notes (Cost $200,000)--0.4%......................................................................      200,000
Other Assets Less Liabilities--1.7%...................................................................................      913,638
                                                                                                                       ------------
NET ASSETS--100.0% ................................................................................................... $ 55,050,583
                                                                                                                       ============

                                                           GEORGIA SERIES
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$   1,095,000  Augusta, GA Water & Sewer Rev., 6 1/2% due 5/1/2011....................................       A/NR       $ 1,159,101
    1,000,000  Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
                  (Anheuser-Busch), 7.40% due 11/1/2010*..............................................      A1/AA-        1,164,880
    2,000,000  Cartersville, GA Development Authority Rev. Water & Wastewater Facilities
                  (Anheuser-Busch), 6 3/4% due 2/1/2012*..............................................      A1/AA-        2,089,840
      750,000  Chatham County Hospital Authority, GA Rev. (Memorial Medical Center, Inc.),
                  7% due 1/1/2021.....................................................................      Aaa/AAA         826,762
    1,000,000  Clayton County, GA Water Authority Water & Sewerage Rev., 5 1/4% due 5/1/2012..........      Aaa/AAA         943,880
   16,030,000  Colquitt County, GA Development Authority Rev., Zero Coupon Bond due 12/1/2021.........      Aaa/NR        2,674,445


----------------
 * Interest income earned from this security is subject to the federal alternative minimum tax.
 + Ratings have not been audited by Deloitte & Touche LLP.
** Non-income producing, security in default.
See notes to financial statements.

====================================================================================================================================
                                                                                                                  September 30, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                     GEORGIA SERIES (continued)
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$   2,000,000  Columbia County, GA School District G.O.'s, 6 1/4% due 4/1/2013........................      Aaa/AAA     $ 2,079,620
    1,000,000  Columbia County, GA Water & Sewerage Rev., 6 1/4% due 6/1/2012.........................      Aaa/AAA       1,033,690
    5,000,000  DeKalb County, GA Water & Sewerage Rev., 5 3/4% due 10/1/2006..........................      Aaa/AAA       5,344,950
    1,000,000  DeKalb County, GA Water & Sewerage Rev., 7% due 10/1/2014..............................      Aaa/AA        1,127,890
    1,000,000  DeKalb County, GA Water & Sewerage Rev., 5 1/4% due 10/1/2023..........................       Aa/AA          919,120
      700,000  DeKalb Private Hospital Authority, GA Rev. (Emory University Project),
                  6 3/4% due 4/1/2017.................................................................      Aa1/AA-         725,998
      300,000  DeKalb Private Hospital Authority, GA Rev. (Emory University Project), 7% due 4/1/2021.      Aa1/AA-         316,800
    1,000,000  Fayette County, GA School District G.O.'s, 6 1/8% due 3/1/2015.........................       Aa/A+        1,020,390
    1,500,000  Fulco Hospital Authority, GA Rev. (Georgia Baptist Health Care System Project),
                  6 3/8% due 9/1/2022.................................................................      Baa1/NR       1,411,080
    3,000,000  Fulton County, GA School District G.O.'s, 5 5/8% due 1/1/2021..........................       Aa/AA        2,888,220
    1,250,000  Gainesville, GA Water & Sewerage Rev., 5 1/4% due 11/15/2010...........................      Aaa/AAA       1,214,338
    2,975,000  Georgia Housing & Finance Authority Rev. (Single Family Mortgage),
                  5 1/4% due 12/1/2020................................................................      Aa/AA+        2,627,193
    3,000,000  Georgia Municipal Electric Authority Rev., 6% due 1/1/2026.............................      Aaa/AAA       2,974,800
    2,000,000  Georgia Municipal Gas Authority Rev. (Southern Storage Gas Project),
                  6.40% due 7/1/2014..................................................................       NR/A-        2,033,940
      425,000  Georgia Residential Finance Authority Homeownership Mortgage Rev.,
                  7.20% due 12/1/2011*................................................................      Aa/AA+          447,653
    1,000,000  Georgia State G.O.'s, 5 3/4% due 2/1/2011..............................................      Aaa/AA+       1,030,540
    1,500,000  Gwinnett County, GA Hospital Authority Rev. Anticipation Certificates
                  (Gwinnett Hospital System, Inc. Project), 5% due 9/1/2019...........................      Aaa/AAA       1,324,530
    1,000,000  Gwinnett County, GA School District G.O.'s, 6.40% due 2/1/2012.........................      Aa1/AA        1,097,230
      735,000  Gwinnett County, GA Water & Sewerage Authority Rev., 6 1/2% due 8/1/2006...............      Aa1/AA+         742,548
    1,500,000  Henry County School District, GA G.O.'s, 6.45% due 8/1/2011............................       A1/A+        1,628,475
    1,000,000  Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 7 1/4% due 7/1/2010...      A1/AA-        1,097,980
      500,000  Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6 1/4% due 7/1/2018...      A1/AA-          522,340
    2,000,000  Monroe County, GA Development Authority Pollution Control Rev. (Georgia Power
                  Company Plant-- Scherer Project), 6% due 7/1/2025...................................      Aaa/AAA       1,983,320
    2,500,000  Private Colleges & Universities Authority, GA (Spelman College Project),
                  6.20% due 6/1/2014..................................................................      Aaa/AAA       2,566,450
      500,000  Private Colleges & Universities Authority, GA (Emory University Project),
                  6 7/8% due 5/1/2015.................................................................      Aa1/AA-         507,265
    1,500,000  Private Colleges & Universities Authority, GA (Mercer University Project),
                  6 1/2% due 11/1/2015................................................................      Aaa/AAA       1,646,130
    3,000,000  Private Colleges & Universities Authority, GA (Agnes Scott College Project),
                  5 5/8% due 6/1/2023.................................................................      Aa/AA-        2,879,940
      500,000  Private Colleges & Universities Authority, GA (Emory University Project),
                  6.40% due 10/1/2023.................................................................      Aa1/AA-         513,400
    2,000,000  Puerto Rico Highway & Transportation Authority Highway Rev., 5 1/2% due 7/1/2019.......      Baa1/A        1,850,260
    1,000,000  Putnam County, GA Development Authority Pollution Control Rev. (Georgia Power
                  Company Plant), 7 1/4% due 7/1/2021.................................................      Aaa/AAA       1,044,340

----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
Portfolios of Investments (continued)
------------------------------------------------------------------------------------------------------------------------------------

                                                     GEORGIA SERIES (continued)
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  2,000,000   Savannah, GA Airport Rev., 6 1/4% due 1/1/2015*........................................      Aaa/AAA     $ 2,037,120
   3,505,000   Washington, GA Wilkes Payroll Development Authority Rev., Zero Coupon Bond
                  due 12/1/2021.......................................................................      Aaa/NR          577,449
                                                                                                                       ------------
Total Municipal Bonds (Cost $57,180,931)--97.2%.......................................................................   58,073,907
Variable Rate Demand Notes (Cost $500,000)--0.8%......................................................................      500,000
Other Assets Less Liabilities--2.0%...................................................................................    1,183,528
                                                                                                                       ------------
NET ASSETS--100.0% ................................................................................................... $ 59,757,435
                                                                                                                       ============



                                                          LOUISIANA SERIES
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  1,055,000   Alexandria, LA Utilities Rev., 5.30% due 5/1/2013......................................      Aaa/AAA      $  991,710
   3,000,000   Bastrop, LA Industrial Development Board Pollution Control Rev. (International Paper
                  Company Project), 6.90% due 3/1/2007................................................       A3/A-        3,208,980
   2,420,000   East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family
                  Mortgage Rev.), 5.40% due 10/1/2025.................................................      Aaa/NR        2,125,075
   1,000,000   East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev.,
                  7 1/4% due 2/1/2009.................................................................      Aaa/AAA       1,098,520
   3,000,000   East Baton Rouge Parish, LA Public Improvement Sales & Use Tax Rev.,
                  5.90% due 2/1/2018..................................................................      Aaa/AAA       2,963,040
   3,500,000   East Baton Rouge Parish, LA  Sales Tax Rev., 4.90% due 2/1/2016........................      Aaa/AAA       3,088,260
   2,000,000   Houma, LA Utilities Rev., 6 1/4% due 1/1/2012..........................................      Aaa/AAA       2,078,020
   2,000,000   Jefferson Parish, LA Home Mortgage Authority (Single Family Mortgage Rev.),
                  6% due 12/1/2024*...................................................................       Aa/NR        1,877,160
   1,000,000   Jefferson Parish School Board, LA Sales Tax School Bonds, 6 1/4% due 2/1/2008..........      Aaa/AAA       1,053,630
   1,250,000   Lafayette, LA Public Improvement Sales Tax Rev., 5 1/2% due 3/1/2009...................      Aaa/AAA       1,246,400
   3,000,000   Lafayette, LA Public Improvement Sales Tax Rev., 5.20% due 5/1/2011....................      Aaa/AAA       2,828,490
   2,000,000   Louisiana Public Facilities Authority Hospital Rev. (Southern Baptist Hospitals Inc. Project),
                  6.80% due 5/15/2012.................................................................      Aaa/AAA       2,273,420
   2,250,000   Louisiana Public Facilities Authority Hospital Rev. (General Health Inc.),
                  6 1/2% due 11/1/2014................................................................      Aaa/AAA       2,304,810
   1,000,000   Louisiana Public Facilities Authority Hospital Rev. (Daughters of Charity Health
                  Systems--Hotel Dieu), 9 3/4% due 2/1/2015............................................       Aa/NR       1,039,170
   2,000,000   Louisiana Public Facilities Authority Hospital Rev. (Our Lady of Lourdes Regional
                  Medical Center Project), 6.45% due 2/1/2022.........................................      Aaa/AAA       2,060,520
   3,000,000   Louisiana Public Facilities Authority Hospital Rev. (General Health Inc.),
                  6% due 11/1/2022....................................................................      Aaa/AAA       2,960,250
   2,500,000   Louisiana Public Facilities Authority Rev. (Sisters of Mercy Health System, St. Louis, Inc.),
                  7 3/8% due 6/1/2019.................................................................      Aaa/AA        2,796,575
   1,900,000   Louisiana Public Facilities Authority Rev. (Sisters of Mercy Health System, St. Louis, Inc.),
                  5% due 6/1/2019.....................................................................       Aa/AA        1,670,005
   3,000,000   Louisiana Public Facilities Authority Rev. (Tulane University), 5 3/4% due 2/15/2021...      Aaa/AAA       2,917,830


----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
                                                                                                                  September 30, 1995
------------------------------------------------------------------------------------------------------------------------------------
                                                    LOUISIANA SERIES (continued)
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  4,000,000   Louisiana State G.O.'s, 6 1/2% due 5/1/2011............................................      Aaa/AAA     $ 4,245,720
   1,000,000   Louisiana State University & Agricultural & Mechanical College Auxiliary Rev.,
                  5 3/4% due 7/1/2014.................................................................      Aaa/AAA         984,120
     190,000   Ouachita Parish, LA Industrial Development Rev. (International Paper Company),
                  6 1/2% due 4/1/2006.................................................................       NR/NR          189,141
     500,000   Saint Bernard Parish, LA Water and Sewer Commission Water & Sewer Rev.,
                  8% due 8/1/2006.....................................................................      Aaa/AAA         526,565
   1,250,000   Saint Charles Parish, LA Environmental Improvement Rev. (Louisiana Power
                  and Light Company Project), 6.20% due 5/1/2023*.....................................     Baa2/BBB       1,170,262
   2,960,000   Saint Charles Parish, LA Waterworks & Wastewater District Utility Rev.,
                  7.15% due 7/1/2016..................................................................      Aaa/AAA       3,309,606
   1,000,000   Saint Tammany, LA Public Trust Financing Authority (Single Family Mortgage Rev.),
                  7.20% due 7/1/2010..................................................................      NR/AAA        1,062,700
   1,555,000   Shreveport, LA G.O.'s, 7 1/2% due 4/1/2006.............................................      Aaa/AAA       1,747,742
   2,000,000   Shreveport, LA Water & Sewer Rev., 7 1/8% due 12/1/2014................................      Aaa/AAA       2,127,760
   2,050,000   Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.),
                  7 1/4% due 12/1/2010................................................................      Aaa/AAA       2,248,789
   3,000,000   Tangipahoa Parish, LA Hospital Service District No. 1 Rev. (Northoaks Medical Center),
                  6 1/4% due 2/1/2024.................................................................      Aaa/AAA       3,045,270
                                                                                                                       ------------
Total Municipal Bonds (Cost $59,271,306)--98.1%.......................................................................   61,239,540
Variable Rate Demand Notes (Cost $200,000)--0.3%......................................................................      200,000
Other Assets Less Liabilities--1.6%...................................................................................    1,013,452
                                                                                                                       ------------
NET ASSETS--100.0% ................................................................................................... $ 62,452,992
                                                                                                                       ============

                                                               MARYLAND SERIES
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  3,000,000   Anne Arundel County, MD Pollution Control Rev. (Baltimore Gas and
                  Electric Company Project), 6% due 4/1/2024..........................................       A2/A       $ 2,995,890
   2,000,000   Baltimore, MD Consolidated Public Improvement G.O.'s, 6 3/8% due 10/15/2006............      Aaa/AAA       2,241,960
   2,500,000   Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project),
                  6 1/2% due 10/1/2011................................................................      Aa3/AA        2,710,800
   2,000,000   Frederick County, MD Public Facilities G.O.'s, 6.30% due 7/1/2011......................      Aaa/AA-       2,221,640
   2,000,000   Howard County, MD Metropolitan District Project G.O.'s, 5 1/2% due 8/15/2022...........      Aa1/AA+       1,905,580
   4,000,000   Maryland Capital Improvement G.O.'s, 5.20% due 4/15/2006...............................      Aaa/AAA       4,081,320
   1,000,000   Maryland Community Development Administration Dept. of Economic & Community
                  Development (Single Family Program), 7 3/4% due 4/1/2009............................       Aa/NR        1,050,780
   2,000,000   Maryland Community Development Administration Dept. of Housing & Community
                  Development (Multi-Family Housing), 7.70% due 5/15/2020*............................       Aa/NR        2,141,220
   2,500,000   Maryland Community Development Administration Dept. of Housing & Community
                  Development (Single Family Program), 6.80% due 4/1/2024*............................       Aa/NR        2,568,550


----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
Portfolios of Investments (continued)
------------------------------------------------------------------------------------------------------------------------------------

                                                     MARYLAND SERIES (continued)
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  2,500,000   Maryland Community Development Administration Dept. of Housing & Community
                  Development (Multi-Family Housing), 6.70% due 5/15/2027.............................       Aa/NR      $ 2,558,850
   3,000,000   Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
                  University), 7 1/2% due 7/1/2020....................................................      Aa1/AA-       3,299,190
   2,750,000   Maryland Health & Higher Educational Facilities Authority Rev. (Ann Arundel Medical
                  Center), 5% due 7/1/2023............................................................      Aaa/AAA       2,390,218
   2,000,000   Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital),
                  5 1/8% due 7/1/2021.................................................................       A1/A         1,697,780
   3,000,000   Maryland Health & Higher Educational Facilities Authority Rev. (Francis Scott Key
                  Medical Center), 5% due 7/1/2023....................................................      Aaa/AAA       2,607,510
   1,000,000   Maryland National Capital Park & Planning Commission G.O.'s (Prince George's County),
                  6.90% due 7/1/2010..................................................................       Aa/AA        1,089,680
   2,000,000   Maryland Transportation Authority Rev. (Baltimore/Washington International
                  Airport Project), 6 1/4% due 7/1/2014*..............................................      Aaa/AAA       2,061,340
   3,000,000   Maryland Transportation Authority Rev. Transportation Facilities Projects, 5 3/4%
                  due 7/1/2015........................................................................       A1/A+        2,947,590
   1,000,000   Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
                  6.70% due 9/1/2013..................................................................       Aa/AA        1,123,560
   1,000,000   Maryland Water Quality Financing Administration Revolving Loan Fund Rev.,
                  7.10% due 9/1/2013..................................................................       Aa/AA        1,143,540
   2,500,000   Montgomery County, MD Consolidated Public Improvement G.O.'s,
                  4.90% due 10/1/2013.................................................................      Aaa/AAA       2,268,775
     220,000   Montgomery County, MD Housing Opportunities Commission (Multi-Family
                  Housing Rev.), 9 3/8% due 7/1/2015..................................................       Aa/NR          224,400
     455,000   Montgomery County, MD Housing Opportunities Commission (Single Family
                  Mortgage Rev.), 7 3/8% due 7/1/2017.................................................       Aa/NR          484,088
   2,000,000   Northeast Maryland Waste Disposal Authority Solid Waste Rev. (Montgomery County
                  Resource Recovery Project), 6.30% due 7/1/2016*.....................................       A/NR         2,014,200
     280,000   Puerto Rico Housing Finance Corporation (Single Family Mortgage Rev. Portfolio 1),
                  7.80% due 10/15/2021................................................................      Aaa/AAA         298,757
   1,000,000   Puerto Rico Housing Finance Corporation (Single Family Mortgage Rev. Portfolio 1-C),
                  6.85% due 10/15/2023................................................................      Aaa/AAA       1,046,380
   1,500,000   University of Maryland Auxiliary Facilities and Tuition Rev., 6 1/2% due 4/1/2011......      NR/AAA        1,646,940
   2,500,000   Washington Suburban Sanitary District, MD, 6 1/2% due 1/1/2016.........................      Aa1/AA        2,663,800
                                                                                                                       ------------
Total Municipal Bonds (Cost $51,563,137)--94.0%.......................................................................   53,484,338
Variable Rate Demand Notes (Cost $2,400,000)--4.2%....................................................................    2,400,000
Other Assets Less Liabilities--1.8%...................................................................................    1,035,695
                                                                                                                       ------------
NET ASSETS--100.0% ................................................................................................... $ 56,920,033
                                                                                                                       ============

----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
                                                                                                                  September 30, 1995
------------------------------------------------------------------------------------------------------------------------------------

                                                        MASSACHUSETTS SERIES
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  5,000,000   Boston, MA Water & Sewer Commission General Rev., 5 1/4% due 11/1/2019.................        A/A       $ 4,554,750
   2,000,000   Boston, MA Water & Sewer Commission General Rev., 7 1/8% due 11/1/2009.................      Aaa/AAA       2,239,280
   3,000,000   Boston, MA Water & Sewer Commission General Rev., 7.10% due 11/1/2019..................      Aaa/AAA       3,356,130
   5,000,000   Massachusetts Bay Transportation Authority Transportation System Rev.,
                  6.10% due 3/1/2023..................................................................       A1/A+        4,999,700
   1,665,000   Massachusetts Education Loan Authority Education Loan Rev., 8% due 6/1/2002............      NR/AAA        1,743,172
   3,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Daughters of Charity
                  National Health Systems--Carney Hospital), 6% due 7/1/2009..........................       Aa/NR        3,054,390
   2,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Daughters of Charity
                  National Health Systems--Carney Hospital), 6.10% due 7/1/2014.......................       Aa/NR        2,521,250
     915,000   Massachusetts Health & Educational Facilities Authority Rev. (Youville Hospital),
                  9.10% due 8/1/2015..................................................................       NR/NR          952,176
   7,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Harvard University),
                  5 1/2% due 12/1/2015................................................................      Aaa/AAA       7,364,925
   2,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic
                  Medical Center), 7 5/8% due 7/1/2018................................................      Aaa/AAA       2,763,550
   5,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Newton-Wellesley
                  Hospital), 6% due 7/1/2018..........................................................      Aaa/AAA       4,968,750
   3,295,000   Massachusetts Health & Educational Facilities Authority Rev. (Tufts University),
                  7.40% due 8/1/2018..................................................................      AAA/A+        3,630,826
     705,000   Massachusetts Health & Educational Facilities Authority Rev. (Tufts University),
                  7.40% due 8/1/2018..................................................................       A1/A+          778,257
   2,500,000   Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University),
                  8 1/8% due 7/1/2020.................................................................      Baa/BBB       2,890,850
   2,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Boston College),
                  6 5/8% due 7/1/2021.................................................................      Aaa/AAA       2,123,420
   1,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University),
                  6.35% due 7/1/2022..................................................................      NR/AAA        1,024,120
   5,000,000   Massachusetts Health & Educational Facilities Authority Rev. (Brigham & Women's
                  Hospital), 6 3/4% due 7/1/2024......................................................       A1/A+        5,194,650
   3,000,000   Massachusetts Health & Educational Facilities Authority Rev. (New England
                  Medical Center), 5 3/8% due 7/1/2024................................................      Aaa/AAA       2,767,320
   1,000,000   Massachusetts Health & Educational Facilities Authority Rev. (New England
                  Medical Center), 6 5/8% due 7/1/2025................................................      Aaa/AAA       1,060,820
   1,600,000   Massachusetts Housing Finance Agency Rev. (Residential Development),
                  6 1/4% due 11/15/2012...............................................................      Aaa/AAA       1,613,120
   4,705,000   Massachusetts Housing Finance Agency Rev. (Single Family Housing Rev.),
                  7.30% due 6/1/2014..................................................................       Aa/A+        4,878,332
   3,195,000   Massachusetts Industrial Finance Agency Rev. (Phillips Academy), 5 3/8% due 9/1/2023...      Aa1/AA        2,946,110
     755,000   Massachusetts Municipal Wholesale Electric Company Power Supply System Rev.,
                  6 3/4% due 7/1/2017.................................................................      A/BBB+          798,820
   2,450,000   Massachusetts Special Obligation Rev. (Highway Improvement Loan), 6% due 6/1/2013......       A1/AA        2,459,089
   2,500,000   Massachusetts Special Obligation Rev. (Highway Improvement Loan),
                  5.80% due 6/1/2014..................................................................      A1/AA-        2,463,325
   5,000,000   Massachusetts State Consolidated Loan G.O.'s, 7% due 12/1/2010.........................      Aaa/A+        5,575,550



----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
Portfolios of Investments (continued)
------------------------------------------------------------------------------------------------------------------------------------

                                                  MASSACHUSETTS SERIES (continued)
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  5,000,000   Massachusetts State Consolidated Loan G.O.'s, 5 3/4% due 5/1/2012......................      Aaa/AAA     $ 5,040,100
   5,000,000   Massachusetts State Consolidated Loan G.O.'s, 4 7/8% due 10/1/2013.....................       A1/A+        4,466,750
   8,475,000   Massachusetts State Port Authority Rev., 7 1/8% due 7/1/2012...........................       Aa/AA        8,590,684
   5,500,000   Massachusetts State Water Resources Authority Rev., 6% due 8/1/2024....................      Aaa/AAA       5,462,105
   5,000,000   Massachusetts Turnpike Authority Turnpike Rev., 5 1/8% due 1/1/2023....................      Aaa/AAA       4,434,200
     730,000   Puerto Rico Electric Power Authority Power Rev., 7 1/8% due 7/1/2014...................      Baa1/A-         790,481
   1,000,000   Puerto Rico Highway & Transportation Authority Highway Rev., 5 1/2% due 7/1/2019.......      Baa1/A          925,130
   2,750,000   Puerto Rico Port Authority Rev., 6% due 7/1/2021*......................................      Aaa/AAA       2,749,670
   1,230,000   Virgin Islands Port Authority Rev. (Marine Division), 10 1/8% due 11/1/2005............       NR/NR        1,262,029
                                                                                                                       ------------
Total Municipal Bonds (Cost $109,246,218)--96.4%......................................................................  112,443,831
Variable Rate Demand Notes (Cost $2,400,000)--2.1%....................................................................    2,400,000
Other Assets Less Liabilities--1.5%...................................................................................    1,757,580
                                                                                                                       ------------
NET ASSETS--100.0% ................................................................................................... $116,601,411
                                                                                                                       ============


                                                           MICHIGAN SERIES
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  5,000,000   Capital Region Airport Authority, MI Airport Rev., 6.70% due 7/1/2021*.................      Aaa/AAA     $ 5,294,400
   5,000,000   Clarkston Community Schools, MI G.O.'s, 5 3/4% due 5/1/2016............................      Aaa/AAA       4,946,150
   5,000,000   Detroit, MI Distributable State Aid G.O.'s, 7.20% due 5/1/2009.........................      Aaa/AAA       5,554,150
   6,000,000   Detroit, MI Water Supply System Rev., 6 1/4% due 7/1/2012..............................      Aaa/AAA       6,224,280
   1,500,000   Eastern Michigan University Rev. (Board of Regents), 6 3/8% due 6/1/2014...............      Aaa/AAA       1,558,935
   3,000,000   Grand Haven, MI Electric System Rev., 5 1/4% due 7/1/2013..............................      Aaa/AAA       2,802,510
   7,000,000   Grand Rapids, MI Water Supply System Rev., 5 3/4% due 1/1/2018.........................      Aaa/AAA       6,785,800
   1,000,000   Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
                  Obligated Group), 6 1/4% due 7/1/2012...............................................      Aaa/AAA       1,032,510
   1,500,000   Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare
                  Obligated Group), 6 1/4% due 7/1/2022...............................................      Aaa/AAA       1,525,065
   3,240,000   Holland School District, MI G.O.'s, 6 1/4% due 5/1/2007................................      Aaa/AAA       3,479,404
   3,000,000   Holland School District, MI G.O.'s (School Building and Site Bonds), 7 3/8% due 5/1/2019     NR/NR         3,250,440
   3,000,000   Jackson County, MI Hospital Finance Authority Rev. (W.A. Foote Memorial Hospital),
                  7 1/4% due 6/1/2012.................................................................       NR/NR        3,196,440
   4,000,000   Jackson County, MI Hospital Finance Authority Rev. (W.A. Foote Memorial Hospital),
                  5 1/4% due 6/1/2023.................................................................      Aaa/AAA       3,587,080
   5,000,000   Kent County, MI Airport Rev., 6.10% due 1/1/2025*......................................      Aa/AAA        5,007,450
   1,250,000   Kent County, MI Building Authority G.O.'s (Correctional Facility Improvements),
                  6% due 12/1/2009....................................................................      Aa/AAA        1,300,762
   5,000,000   Kent County, MI Refuse Disposal System G.O.'s, 8.40% due 11/1/2010.....................      Aa/AAA        5,525,800
   2,775,000   Kentwood, MI Public Schools Building & Site G.O.'s, 6.40% due 5/1/2015.................       Aa/A+        2,876,676
   1,250,000   Lansing, MI Water Supply & Electric Utility System Rev., 5 3/4% due 7/1/2002...........       Aa/AA        1,294,587


----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
                                                                                                                  September 30, 1995
------------------------------------------------------------------------------------------------------------------------------------

                                                     MICHIGAN SERIES (continued)
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  1,250,000   Lansing, MI Water Supply & Electric Utility System Rev., 5 3/4% due 7/1/2003...........       Aa/AA      $ 1,292,650
   2,750,000   Michigan Municipal Bond Authority Rev. (Local Government Loan Program),
                  4 3/4% due 12/1/2009................................................................      Aaa/AAA       2,530,743
   4,000,000   Michigan Municipal Bond Authority Rev. (Local Government Loan Program--Group 2),
                  7.30% due 5/1/2016..................................................................      NR/AAA        4,157,360
   3,000,000   Michigan Public Power Agency Rev. (Belle River Project), 5 1/4% due 1/1/2018...........      A1/AA-        2,766,750
   2,500,000   Michigan State Building Authority Series II, 6% due 10/1/2009..........................      Aaa/AAA       2,565,750
   4,000,000   Michigan State Building Authority Rev., 6 1/4% due 10/1/2020...........................      A1/AA-        4,042,520
   1,750,000   Michigan State Comprehensive Transportation Rev., 7 5/8% due 5/1/2011..................      A1/AA-        1,930,320
   2,500,000   Michigan State Comprehensive Transportation Rev., 7 3/4% due 8/1/2011..................       NR/NR        2,581,200
   6,500,000   Michigan State G.O.'s (Environmental Protection Program), 5.40% due 11/1/2019..........       A1/AA        6,021,535
   2,000,000   Michigan State Hospital Finance Authority Hospital Rev. (Sparrow Obligated Group),
                  6 1/2% due 11/15/2011...............................................................      Aaa/AAA       2,094,800
   5,000,000   Michigan State Hospital Finance Authority Hospital Rev. (St. John Hospital),
                  5 3/4% due 5/15/2016................................................................      Aaa/AAA       4,904,900
   5,000,000   Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System),
                  5 3/4% due 9/1/2017.................................................................      Aaa/AAA       4,848,300
   1,250,000   Michigan State Hospital Finance Authority Hospital Rev. (Crittenton Hospital),
                  6 3/4% due 3/1/2020.................................................................      Aaa/AAA       1,321,050
   1,000,000   Michigan State Hospital Finance Authority Hospital Rev. (Daughters of Charity National
                  Health System--Providence Hospital), 7% due 11/1/2021...............................       Aa/NR        1,071,670
   5,000,000   Michigan State Hospital Finance Authority Hospital Rev. (Detroit Medical Center),
                  6 1/2% due 8/15/2018................................................................        A/A         5,032,050
   2,500,000   Michigan State Housing Development Authority Rev. (Single Family Mortgage),
                  6.80% due 12/1/2016.................................................................      NR/AA+        2,604,000
   5,000,000   Michigan State Housing Development Authority Rev. (Rental Housing),
                  6.65% due 4/1/2023..................................................................       NR/A+        5,101,650
   3,000,000   Michigan State Strategic Fund Pollution Control Rev. (Detroit Edison Company),
                  6 1/2% due 2/15/2016................................................................      Aaa/AAA       3,155,310
   5,000,000   Michigan State Strategic Fund Pollution Control Rev. (General Motors Corp.),
                  6.20% due 9/1/2020..................................................................      Aa/BBB+       5,020,500
   5,000,000   Michigan State Trunk Line Rev., 5 1/2% due 10/1/2021...................................      A1/AA-        4,660,350
   2,000,000   Midland, MI Water Supply System Rev., 7.20% due 4/1/2010...............................       A/A+         2,147,940
   5,000,000   University of Michigan Hospital Rev., 6 3/8% due 12/1/2024.............................       Aa/AA        5,077,300
   5,000,000   Wayne, MI State University Rev., 5.65% due 11/15/2015..................................      Aaa/AAA       4,867,800
   3,000,000   Wyandotte, MI Electric Rev., 6 1/4% due 10/1/2017......................................      Aaa/AAA       3,085,170
                                                                                                                       ------------
Total Municipal Bonds (Cost $141,921,528)--97.0%......................................................................  148,124,057
Variable Rate Demand Notes (Cost $2,000,000)--1.3%....................................................................    2,000,000
Other Assets Less Liabilities--1.7%...................................................................................    2,637,109
                                                                                                                       ------------
NET ASSETS--100.0% ................................................................................................... $152,761,166
                                                                                                                       ============

----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
Portfolios of Investments (continued)
------------------------------------------------------------------------------------------------------------------------------------

                                                          MINNESOTA SERIES
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  6,250,000   Becker, MN Pollution Control Rev. (Northern States Power Company),
                  6.80% due 4/1/2007..................................................................       A2/A+      $ 6,727,375
   2,000,000   Breckenridge, MN Hospital Facility Rev. (Franciscan Sisters Health Care, Inc.),
                  9 3/8% due 9/1/2017.................................................................       NR/NR        2,221,660
   3,000,000   Dakota County, MN G.O.'s Capital Improvement, 7.30% due 2/1/2008.......................       A1/NR        3,195,870
   5,000,000   Edina, MN Housing Development Rev. (Edina Park Plaza Project), 7.70% due 12/1/2028.....       Aa/NR        5,297,650
   2,000,000   Goodhue County, MN Hospital Facilities Rev. (St. John's Regional Health Center),
                  8 3/4% due 9/1/2016.................................................................       NR/NR        2,204,360
   1,200,000   Lakeville, MN Independent School District No. 194 G. O.'s, 6.70% due 2/1/2015..........      Aaa/AAA       1,288,584
     700,000   Lewiston, MN First Mortgage Nursing Home Rev. (Deloughery Home Project),
                  9.80% due 1/15/2013.................................................................       NR/A-          757,498
   7,500,000   Minneapolis, MN Community Development Agency Tax Increment Rev., Zero Coupon
                  Bond due 9/1/2003...................................................................      Aaa/AAA       5,067,675
   5,500,000   Minneapolis, MN Community Development Agency Tax Increment Rev., Zero Coupon
                  Bond due 9/1/2004...................................................................      Aaa/AAA       3,506,250
   3,000,000   Minneapolis-St. Paul Metropolitan Area (Metropolitan Council of the Twin Cities), MN,
                  5 1/2% due 12/1/2006................................................................      Aaa/AAA       3,008,370
   1,400,000   Minneapolis-St. Paul Metropolitan Area (Metropolitan Council of the Twin Cities), MN,
                  5 1/2% due 12/1/2012................................................................      Aaa/AAA       1,380,764
   3,000,000   Minneapolis-St. Paul, MN Housing & Redevelopment Authority Health Care Rev.
                  (Children's Health Care), 5 1/2% due 8/15/2025......................................      Aaa/AAA       2,848,260
   5,500,000   Minneapolis, MN G.O.'s, 6 1/2% due 3/1/2013............................................      Aaa/AAA       5,739,250
   2,000,000   Minneapolis, MN Hospital Facilities Rev. (Lifespan, Inc.--Abbott-Northwestern
                  Hospital, Inc.), 7 7/8% due 12/1/2014...............................................      Aaa/AAA       2,192,260
   1,500,000   Minneapolis, MN Tax Increment Rev., 7% due 3/1/2003....................................      Aaa/AAA       1,592,505
     940,000   Minnesota Housing Finance Agency (Housing Development), 6 1/4% due 2/1/2020............       A1/AA          944,117
   5,000,000   Minnesota Housing Finance Agency (Single Family Mortgage), 6.85% due 1/1/2024*.........      Aa/AA+        5,155,100
   5,500,000   Minnesota Public Facilities Authority Water Pollution Control Rev., 7.10% due 3/1/2012.      NR/AAA        6,012,600
   2,500,000   North Suburban Hospital District, MN Anoka & Ramsey Counties
                  Hospital Rev. (Health Central System Project), 10% due 10/1/2014....................      Aaa/NR        2,575,800
   5,000,000   Northern Municipal Power Agency, MN Electric System Rev., 7 1/4% due 1/1/2016..........        A/A         5,488,500
   2,500,000   Northern Municipal Power Agency, MN Electric System Rev., 7.40% due 1/1/2018...........      Aaa/AAA       2,772,325
   5,000,000   Olmsted County, MN Housing & Redevelopment Authority Public Facility Rev.,
                  7% due 2/1/2013.....................................................................      Aaa/AA+       5,571,900
   2,000,000   Ramsey & Washington Counties, MN Resource Recovery Rev. (Northern States Power
                  Company Project), 6 3/4% due 12/1/2006..............................................      A1/AA-        2,160,360
   4,000,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
                  7.45% due 11/15/2006................................................................      NR/AA+        4,526,840
   4,500,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
                  6 1/4% due 11/15/2014...............................................................      NR/AA+        4,644,720
   1,000,000   Rochester, MN Health Care Facilities Rev. (Mayo Foundation/Mayo Medical Center),
                  6 1/4% due 11/15/2021...............................................................      NR/AA+        1,024,340
   1,275,000   Saint Cloud, MN Hospital Facilities Rev. (Saint Cloud Hospital), 6 3/4% due 7/1/2011...      Aaa/AAA       1,379,116
   2,000,000   Saint Cloud, MN Hydroelectric Generation Facility Gross Rev., 7 3/8% due 12/16/2018....       NR/A-        2,102,200


----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
                                                                                                                  September 30, 1995
------------------------------------------------------------------------------------------------------------------------------------

                                                    MINNESOTA SERIES (continued)
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  1,575,000   Saint Paul, MN Housing & Redevelopment Authority Healthcare Facility Rev.
                  (Children's Hospital), 7% due 12/1/2019.............................................       A/A+       $ 1,671,784
     301,897   Saint Paul, MN Science Museum Facilities Rev. (Science Museum of Minnesota Project),
                  7 1/2% due 12/15/2001...............................................................      NR/AAA          328,471
   5,000,000   Saint Paul Port Authority and the Housing & Redevelopment Authority of the City
                  of St. Paul, MN (Rental Housing), 7% due 9/1/2022...................................      NR/CCC        3,422,550
     765,000   Saint Paul Port Authority, MN Industrial Development Rev. Series E, 9 1/8% due 10/1/2010     NR/CCC          683,726
   4,125,000   Saint Paul Port Authority, MN Industrial Development Rev. Series L, 7 1/2% due 12/1/2010     NR/CCC        3,182,025
     685,000   Saint Paul Port Authority, MN Industrial Development Rev. Series V, 10 1/4%
                  due 12/1/2013.......................................................................      NR/CCC          668,313
     250,000   Saint Paul Port Authority, MN Industrial Development Rev. Series H, 9 1/8% due 12/1/2014     NR/CCC          220,865
   1,500,000   Saint Paul Port Authority, MN Industrial Development Rev. Series I, 9 1/8% due 12/1/2014     NR/CCC        1,325,190
     250,000   Saint Paul Port Authority, MN Industrial Development Rev. Series L, 9 3/4% due 12/1/2014     NR/CCC          233,608
     750,000   Saint Paul Port Authority, MN Industrial Development Rev. Series M, 7% due 12/1/2016...      NR/CCC          526,080
   1,500,000   Southern Minnesota Municipal Power Agency--Power Supply System Rev.,
                  5 3/4% due 1/1/2018.................................................................       A/A+         1,448,730
     750,000   Southern Minnesota Municipal Power Agency--Power Supply System Rev.,
                  5 3/4% due 1/1/2018.................................................................      Aaa/AAA         751,785
   1,500,000   Southern Minnesota Municipal Power Agency--Power Supply System Rev.,
                  4 3/4% due 1/1/2016.................................................................       A/A+         1,278,600
   5,000,000   University of Minnesota G.O.'s, 7 3/4% due 2/1/2010....................................      Aa/AAA        5,163,450
   3,500,000   Washington County, MN G.O.'s, 5.90% due 2/1/2010.......................................      Aa/AA-        3,555,020
   3,000,000   Western Minnesota Municipal Power Agency--Power Supply Rev., 7% due 1/1/2013...........       A1/A         3,145,500
   9,580,000   Western Minnesota Municipal Power Agency--Power Supply Rev., 6 3/8% due 1/1/2016.......      Aaa/AAA       9,996,730
                                                                                                                       ------------
Total Municipal Bonds (Cost $122,177,451)--95.6%.....................................................................   128,988,676
                                                                                                                       ------------

                                                     Variable Rate Demand Notes
                                                    ----------------------------
   1,000,000   Gulf Coast Waste Disposal Authority, TX Solid Waste Disposal Rev. due 8/1/2023*........     VMIG-1/NR      1,000,000
     500,000   Jackson County, MS Individual Sewer Facilities Rev. (Chevron U.S.A. Inc. Project)
                  due 12/15/2024*.....................................................................      P-1/NR          500,000
     500,000   Lincoln County, WY Pollution Control Rev. (Exxon Project) due 11/1/2014................     P-1/A-1+         500,000
   4,900,000   New York State Energy Research & Development Authority (Niagara Mohawk)
                  due 7/1/2015........................................................................      NR/A-1+       4,900,000
                                                                                                                       ------------
Total Variable Rate Demand Notes (Cost $6,900,000)--5.1%..............................................................    6,900,000
                                                                                                                       ------------
Other Assets Less Liabilities--(0.7)%.................................................................................     (935,880)
                                                                                                                       ------------
NET ASSETS--100.0% ................................................................................................... $134,952,796
                                                                                                                       ============

----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
Portfolios of Investments (continued)
------------------------------------------------------------------------------------------------------------------------------------

                                                               MISSOURI SERIES
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  2,000,000   Columbia, MO Water and Electric System Improvement Rev., 6 1/8% due 10/1/2012..........       A1/AA      $ 2,063,460
   1,500,000   Kansas City Metropolitan Community Colleges Building Corp., MO Rev. (The Junior
                  College District of Metropolitan Kansas City), 7 3/4% due 7/1/2006..................      Aaa/AAA       1,565,535
   3,775,000   Kansas City, MO Water Rev., 6 1/4% due 12/1/2009.......................................       Aa/AA        3,867,752
   2,875,000   Kansas City Municipal Assistance Corp., MO Leasehold Improvement Rev. (H. Roe Bartle
                  Convention Center Project), Zero Coupon Bond due 4/15/2009..........................      Aaa/AAA       1,342,826
     925,000   Kansas City Municipal Assistance Corp., MO Leasehold Improvement Rev. (H. Roe Bartle
                  Convention Center Project), Zero Coupon Bond due 4/15/2010..........................      Aaa/AAA         400,987
   1,250,000   Kansas City School District Building Corporation, MO Leasehold Rev., 6 1/2% due 2/1/2008     Aaa/AAA       1,340,763
   1,500,000   Kansas City School District Building Corporation, MO Leasehold Rev.,
                  7.90% due 2/1/2008..................................................................      Aaa/AAA       1,648,785
   1,000,000   Liberty, MO Waterworks Improvement Rev., 6.30% due 10/1/2012...........................      Aaa/AAA       1,043,040
   2,000,000   Little Blue Valley, MO Sewer District Rev., 7 1/4% due 10/1/2007.......................      Aaa/AAA       2,164,660
   1,000,000   Missouri School Boards Pooled Financing Program Certificates of Participation,
                  7 3/8% due 3/1/2006.................................................................      Aaa/AAA       1,075,870
   2,000,000   Missouri School Boards Pooled Financing Program Certificates of Participation,
                  7% due 3/1/2006.....................................................................      Aaa/AAA       2,138,040
   1,000,000   Missouri State Environmental Improvement & Energy Resources Authority Rev.
                  (State Revolving Fund Program), 6.55% due 7/1/2014..................................       Aa/NR        1,048,710
   2,500,000   Missouri State Environmental Improvement & Energy Resources Authority Rev.
                  (Union Electric Company Project), 5.45% due 10/1/2028*..............................      A1/AA-        2,203,075
   2,500,000   Missouri State Environmental Improvement & Energy Resources Authority--Water
                  Pollution Control Rev. (State Revolving Fund Program), 5.40% due 7/1/2015...........       Aa/NR        2,366,175
   2,000,000   Missouri State G.O.'s, 5 5/8% due 4/1/2017.............................................      Aaa/AAA       1,983,980
   2,500,000   Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical
                  Centers Project), 5 1/4% due 6/1/2015...............................................      Aaa/AAA       2,334,125
   1,500,000   Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy Health
                  System, St. Louis, Inc.), 6 1/4% due 6/1/2015.......................................       Aa/AA        1,518,825
   3,500,000   Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care),
                  6 1/4% due 6/1/2016.................................................................      Aaa/AAA       3,581,865
   1,000,000   Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy Health
                  System, St. Louis, Inc.), 7 1/4% due 6/1/2019.......................................      Aaa/AA        1,114,420
   1,000,000   Missouri State Health & Educational Facilities Authority Rev. (Sisters of Mercy Health
                  System, St. Louis, Inc.), 5% due 6/1/2019...........................................       Aa/AA          869,810
   2,500,000   Missouri State Health Facilities Rev. (Barnes-Jewish, Inc./Christian Health Services),
                  5 1/4% due 5/15/2021................................................................       Aa/AA        2,208,475
      90,000   Missouri State Housing Development Commission (Single Family Residential
                  Mortgage Rev.), 8% due 8/1/2013.....................................................      NR/AAA           95,470
     860,000   Missouri State Housing Development Commission Housing Development Bonds
                  (Federally Insured Mortgage Loans), 6% due 10/15/2019...............................      Aa/AA+          846,515
   1,500,000   St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch
                  Companies, Inc. Project), 6.65% due 5/1/2016........................................      A1/AA-        1,714,920
   2,400,000   Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project),
                  5 3/4% due 10/15/2016...............................................................       Aa/AA        2,356,824
   3,000,000   Springfield, MO Public Utility Rev., 5 1/4% due 3/1/2007...............................       Aa/AA        3,024,120


----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
                                                                                                                  September 30, 1995
------------------------------------------------------------------------------------------------------------------------------------

                                                     MISSOURI SERIES (continued)
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  2,500,000   Springfield, MO Waterworks Rev., 5.60% due 5/1/2023....................................       Aa/A+      $ 2,395,000
   2,750,000   University of Missouri University Revenues Refunding & Improvement Systems Facilities,
                  5 1/2% due 11/1/2023................................................................      Aa/AA+        2,603,398
                                                                                                                       ------------
Total Municipal Bonds (Cost $49,150,196)--98.5%.......................................................................   50,917,425
Variable Rate Demand Notes (Cost $200,000)--0.4%......................................................................      200,000
Other Assets Less Liabilities--1.1%...................................................................................      566,509
                                                                                                                       ------------
NET ASSETS--100.0% ................................................................................................... $ 51,683,934
                                                                                                                       ============


                                                           NEW YORK SERIES
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  5,000,000   Metropolitan Transportation Authority, NY (Commuter Facilities Rev.),
                  6 1/2% due 7/1/2024.................................................................     Baa1/BBB+    $ 5,100,050
   2,500,000   Municipal Assistance Corporation for the City of New York, NY, 6.90% due 7/1/2007......      Aa/AA-        2,663,275
   4,000,000   New York City Municipal Water Finance Authority, NY Water & Sewer System Rev.,
                  5 3/4% due 6/15/2018................................................................      Aaa/AAA       3,886,040
   2,500,000   New York City, NY G.O.'s, 7 1/4% due 8/15/2024.........................................     Baa1/BBB+      2,616,125
   5,000,000   New York City, NY Health & Hospitals Corporation Health System,
                  5 3/4% due 2/15/2022................................................................      Aaa/AAA       4,847,850
   3,500,000   New York State Dormitory Authority Rev. (Rockefeller University), 7 3/8% due 7/1/2014..      Aaa/AAA       3,858,995
   5,000,000   New York State Dormitory Authority Rev. (Fordham University), 5 3/4% due 7/1/2015......      Aaa/AAA       4,947,100
   3,540,000   New York State Dormitory Authority Rev. (Colgate University), 6 1/2% due 7/1/2021......      Aaa/AAA       3,742,346
   5,000,000   New York State Dormitory Authority Rev. (Skidmore College), 5 3/8% due 7/1/2023........      Aaa/AAA       4,630,300
   4,500,000   New York State Energy Research & Development Authority Electric Facilities Rev.
                  (Consolidated Edison Co. NY Inc. Project), 7 1/2% due 1/1/2026*.....................       A1/A+        4,868,955
   2,500,000   New York State Energy Research & Development Authority Gas Facilities Rev.
                  (Brooklyn Union Gas), 6 3/4% due 2/1/2024*..........................................      Aaa/AAA       2,638,800
   3,000,000   New York State Environmental Facilities Corporation Pollution Control Rev.
                  (State Water--Revolving Fund), 6.90% due 11/15/2015.................................      Aaa/AAA       3,376,110
   3,000,000   New York State Housing Finance Agency Rev. (Phillips Village Project),
                  7 3/4% due 8/15/2017*...............................................................       A/NR         3,232,770
   3,500,000   New York State Local Government Assistance Corp., 6% due 4/1/2024......................        A/A         3,438,995
   4,000,000   New York State Medical Care Facilities Finance Agency Rev. (The Hospital for Special
                  Surgery), 6 3/8% due 8/15/2024......................................................       Aa/AA        4,082,960
   2,000,000   New York State Mortgage Agency (Homeownership Mortgage), 7 1/2% due 4/1/2016...........       Aa/NR        2,126,400
   5,000,000   New York State Power Authority General Purpose Rev., 6 1/2% due 1/1/2019...............      Aaa/AAA       5,283,450
   4,000,000   New York State Thruway Authority General Rev., 6% due 1/1/2025.........................      Aaa/AAA       4,006,040
   4,000,000   New York State Thruway Authority Local Highway and Bridge Service Contract Bonds,
                  7 1/4% due 1/1/2010.................................................................     Baa1/BBB       4,329,600
   2,500,000   Niagara Falls, NY Bridge Commission Toll Bridge System Rev., 5 1/4% due 10/1/2015......      Aaa/AAA       2,346,875


----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.


====================================================================================================================================
Portfolios of Investments (continued)
------------------------------------------------------------------------------------------------------------------------------------

                                                     NEW YORK SERIES (continued)
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  2,250,000   Port Authority of New York and New Jersey Consolidated Rev., 6 1/8% due 6/1/2094.......      A1/AA-      $ 2,311,875
   5,000,000   United Nations Development Corporation, NY (A Public Benefit Corporation of the State
                  of New York Senior Lien), 6% due 7/1/2026...........................................       A/NR         4,889,600
                                                                                                                       ------------
Total Municipal Bonds (Cost $80,762,259)--98.1%.......................................................................   83,224,511
Other Assets Less Liabilities--1.9%...................................................................................    1,640,528
                                                                                                                       ------------
NET ASSETS--100.0% ................................................................................................... $ 84,865,039
                                                                                                                       ============



                                                             OHIO SERIES
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  2,000,000   Barberton, OH Sewer System Mortgage Rev., 6 5/8% due 12/1/2006.........................      Aaa/AAA     $ 2,130,020
   3,450,000   Big Walnut Local School District, OH School Building Construction & Improvement
                  G.O.'s, 7.20% due 6/1/2007..........................................................      Aaa/AAA       3,953,838
   3,000,000   Clermont County, OH Hospital Facilities Rev. (Mercy Health System), 5 7/8% due 1/1/2015      Aaa/AAA       2,994,510
   2,000,000   Cleveland, OH Waterworks Improvement Rev., 6% due 1/1/2017.............................       A1/A+        1,983,160
   2,250,000   Cleveland, OH Waterworks Improvement Rev., 6 1/2% due 1/1/2021.........................      Aaa/AAA       2,509,830
   5,000,000   Columbus, OH G.O.'s, 6 1/2% due 1/1/2010...............................................      Aa1/AA+       5,320,850
   4,500,000   Columbus, OH Municipal Airport Authority Rev. (Port Columbus International
                  Airport Project), 6% due 1/1/2020*..................................................      Aaa/AAA       4,493,745
   4,250,000   Dayton, OH James M. Cox Dayton International Airport Rev., 8 1/4% due 1/1/2016.........      Aaa/AAA       4,405,295
   3,000,000   Dayton, OH Water System Mortgage Rev., 6 3/4% due 12/1/2010............................      Aaa/AAA       3,196,890
   7,000,000   Erie County, OH Franciscan Services Corp. Rev. (Providence Hospital Inc.),
                  6% due 1/1/2013.....................................................................       NR/A-        6,808,760
   1,000,000   Euclid City School District, OH G.O.'s, 7.10% due 12/1/2011............................       A/NR         1,094,230
   7,750,000   Franklin County, OH G.O.'s, 5 3/8% due 12/1/2020.......................................      Aaa/AAA       7,384,898
   7,500,000   Franklin County, OH Hospital Rev. (Riverside United Methodist Hospital),
                  5 3/4% due 5/15/2020................................................................       Aa/NR        7,143,975
   5,000,000   Hamilton County, OH Health Care System Rev. (Sisters of Charity Health Care),
                  6 1/4% due 5/15/2014................................................................      Aaa/AAA       5,193,650
   5,000,000   Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District
                  of Greater Cincinnati), 7 1/2% due 12/1/2010........................................      NR/AAA        5,216,600
   8,000,000   Hamilton, OH Electric System Mortgage Rev., 6% due 10/15/2023..........................      Aaa/AAA       8,044,000
   4,000,000   Hudson Local School District, OH G.O.'s, 7.10% due 12/15/2013..........................       A1/NR        4,537,360
   1,095,000   Lake County, OH Hospital Improvement Rev. (Lake Hospital System Inc.),
                  8% due 1/1/2013.....................................................................      Aaa/AAA       1,165,474
   8,000,000   Lucas County, OH Hospital Improvement Rev. (The Toledo Hospital),
                  5% due 11/15/2010...................................................................      Aaa/AAA       7,406,080
   3,000,000   Lucas County, OH Hospital Rev. (Riverside Hospital Project), 7 5/8% due 6/1/2015.......     Baa1/BBB+      3,097,380
   1,000,000   Montgomery County, OH Rev. (Sisters of Charity Health Care Systems, Inc.),
                  6 5/8% due 5/15/2021................................................................      Aaa/AAA       1,059,640
   1,090,000   Mount Vernon, OH Hospital Rev. (Knox Community Hospital), 7 1/2% due 6/1/1996..........       NR/NR        1,112,040


----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
                                                                                                                  September 30, 1995
------------------------------------------------------------------------------------------------------------------------------------

                                                       OHIO SERIES (continued)
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  5,000,000   Mount Vernon, OH Hospital Rev. (Knox Community Hospital), 7 7/8% due 6/1/2012..........       NR/NR      $ 5,213,800
   1,490,000   Napoleon, OH Health Care Facility Rev. (Lutheran Orphans' & Old Folks' Home Society),
                  10.70% due 7/15/2015................................................................       NR/NR        1,609,051
   1,500,000   Northeast Ohio Regional Sewer District Wastewater Improvement Rev.,
                  6 1/2% due 11/15/2016...............................................................      Aaa/AAA       1,666,170
   5,000,000   Ohio Air Quality Development Authority Pollution Control Rev. (Ohio Edison
                  Company Project), 7.45% due 3/1/2016................................................      Aaa/AAA       5,541,750
   2,000,000   Ohio Air Quality Development Authority Rev. (Cincinnati Gas & Electric
                  Company Project), 5.45% due 1/1/2024................................................      Aaa/AAA       1,895,140
   6,500,000   Ohio Air Quality Development Authority Rev. (JMG Project), 6 3/8% due 1/1/2029*........      Aaa/AAA       6,731,335
   6,500,000   Ohio State Building Authority (State Correctional Facilities), 7.35% due 8/1/2006......      Aaa/NR        7,292,220
   2,000,000   Ohio State Building Authority Workers' Compensation Facilities
                  (William Green Building), 4 3/4% due 4/1/2014.......................................       A/A+         1,726,860
   3,000,000   Ohio State G.O.'s Infrastructure Improvement, 6 1/2% due 8/1/2011......................       Aa/AA        3,203,670
   1,500,000   Ohio State Higher Educational Facilities Commission Mortgage Rev.
                  (University of Dayton Project), 7 1/4% due 12/1/2012................................      Aaa/AAA       1,681,080
   3,000,000   Ohio State Higher Educational Facilities Commission Rev. (Oberlin College Project),
                  5 3/8% due 10/1/2015................................................................       NR/AA        2,840,010
   2,000,000   Ohio State Liquor Profits Rev., 6.85% due 3/1/2000.....................................      Aaa/AAA       2,190,660
   7,000,000   Ohio State Public Facilities Commission Rev. (Higher Education Capital Facilities),
                  6.30% due 5/1/2006..................................................................      Aaa/AAA       7,541,170
   2,000,000   Ohio State Water Development Authority Rev. (Safe Water), 6 3/4% due 12/1/2007.........      Aaa/AAA       2,121,860
   2,675,000   Ohio State Water Development Authority Rev. (Safe Water), 9 3/8% due 12/1/2010.........      Aaa/AAA       3,385,266
   2,500,000   Ohio State Water Development Authority Solid Waste Disposal Rev. (North Star BHP
                  Steel--LLC Project/Cargill, Inc. Guarantor), 6.30% due 9/1/2020.....................      Aa3/AA-       2,501,900
   8,000,000   Ohio State Water Development Authority Water Development Rev. (Dayton Power &
                  Light Co. Project), 6.40% due 8/15/2027.............................................      Aa3/AA-       8,255,920
   2,955,000   Pickerington Local School District, OH School Building Construction G.O.'s,
                  8% due 12/1/2005....................................................................      Aaa/AAA       3,488,880
   1,000,000   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities Financing
                  Authority Rev. (American Cyanamid Co. Project), 8 3/4% due 5/1/2013.................       A3/NR        1,024,320
     775,000   Toledo, OH Sewer System Rev., 7 3/4% due 11/15/2017....................................      Aaa/AAA         865,969
     560,000   Toledo, OH Waterworks Rev., 7 3/4% due 11/15/2017......................................      Aaa/AAA         625,733
   3,000,000   University of Toledo, OH General Receipts Bonds, 7.10% due 6/1/2010....................      Aaa/AAA       3,376,560
   2,000,000   Worthington City School District, OH School Building Construction & Improvement
                  G.O.'s, 8 3/4% due 12/1/2002........................................................      Aaa/AAA       2,348,880
                                                                                                                       ------------
Total Municipal Bonds (Cost $159,201,432)--97.9%......................................................................  167,380,429
Variable Rate Demand Notes (Cost $600,000)--0.4%......................................................................      600,000
Other Assets Less Liabilities--1.7%...................................................................................    2,870,085
                                                                                                                       ------------
NET ASSETS--100.0% ................................................................................................... $170,850,514
                                                                                                                       ============


----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.


====================================================================================================================================
Portfolios of Investments (continued)
------------------------------------------------------------------------------------------------------------------------------------

                                                            OREGON SERIES
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  1,000,000   Albany, OR G.O.'s Water Bonds, 6 5/8% due 11/1/2009....................................      Aaa/AAA     $ 1,002,630
   1,000,000   Clackamas County, OR Hospital Facility Authority Rev. (Kaiser Permanente),
                  6 1/4% due 4/1/2021.................................................................      Aa3/AA        1,011,300
   1,250,000   Clackamas County, OR  School District No. 12 G.O.'s (North Clackamas School
                  District), 5% due 6/1/2011..........................................................       A/A+         1,176,038
   1,500,000   Clackamas & Washington Counties, OR School District No. 3JT G.O.'s
                  (West Linn-Wilsonville), 5 7/8% due 8/1/2009........................................      A1/AA-        1,525,575
     850,000   Columbia River People's Utility District, OR G.O.'s, 7.10% due 5/1/2005................      Aaa/AAA         866,932
   1,000,000   Deschutes County Hospital Facility Authority, OR (St. Charles Medical Center),
                  7.60% due 1/1/2013..................................................................       A1/NR        1,070,500
     400,000   Emerald People's Utility District, OR Electric System Rev., 7.20% due 11/1/2006........      Aaa/AAA         413,744
   2,000,000   Eugene, OR Electric Utility Rev., 5.80% due 8/1/2022...................................      Aaa/AAA       1,999,800
   1,500,000   Eugene, OR Trojan Nuclear Project Rev., 5.90% due 9/1/2009.............................       Aa/AA        1,499,850
     730,000   Eugene, OR Water Utility System Rev., 6.55% due 8/1/2003...............................      A1/AA-          759,769
   2,000,000   Hillsboro, OR Hospital Facility Authority Hospital Rev. (Quality Healthcare),
                  5 3/4% due 10/1/2012................................................................      NR/BBB+       1,880,220
   1,000,000   Hood River County School District, OR G.O.'s, 5.65% due 6/1/2008.......................      Aaa/AAA       1,026,790
   1,245,000   Lebanon, OR G.O.'s Water Bonds, 7% due 11/1/2009.......................................       NR/NR        1,248,200
     900,000   Marion County, OR Solid Waste and Electric Rev. (Ogden Martin Systems of Marion, Inc.
                   Project), 7.70% due 10/1/2009......................................................      Aaa/AAA         948,888
   1,000,000   Metropolitan Service District, OR G.O.'s (Oregon Convention Center),
                  6 1/4% due 1/1/2013.................................................................      Aa/AA+        1,027,960
   1,250,000   Multnomah County School District No. 1J, OR G.O.'s, 6.80% due 12/15/2004...............      Aa/AA-        1,303,638
   2,000,000   North Clackamas Parks & Recreation District-Clackamas County, OR Rev.
                  (Recreational Facilities), 5.70% due 4/1/2013.......................................       NR/A-        1,976,000
   2,000,000   North Wasco County People's Utility District-Wasco County, OR Rev.
                  (Bonneville Power Administration), 5.20% due 12/1/2024..............................       Aa/AA        1,785,700
   2,500,000   Ontario, OR Hospital Facility Authority Health Facilities Rev. Catholic Health Corporation
                  (Dominican Sisters of Ontario Inc., dba Holy Rosary Hospital Project), 7% due 6/1/2012     A1/A+        2,600,925
     750,000   Ontario, OR Hospital Facility Authority Health Facilities Rev. Catholic Health
                  Corporation (Dominican Sisters of Ontario Inc., dba Holy Rosary Medical
                  Center Project), 6.10% due 11/15/2017...............................................       A1/A+          733,020
   1,000,000   Oregon Department of Transportation Regional Light Rail Extension Rev.,
                  6.20% due 6/1/2008..................................................................      Aaa/AAA       1,078,470
     530,000   Oregon Housing Agency Mortgage Rev. (Single Family Mortgage Program),
                  7 3/8% due 7/1/2020*................................................................      Aa1/NR          557,825
   2,000,000   Oregon Housing & Community Services Department Housing & Finance Rev.
                  (Assisted or Insured Multi-Unit Program), 5 3/4% due 7/1/2012.......................       A1/A+        1,957,720
     955,000   Oregon Housing & Community Services Department Mortgage Rev. (Single Family
                  Mortgage Program), 5.65% due 7/1/2019*..............................................       Aa/NR          883,356
     935,000   Oregon Housing & Community Services Department Mortgage Rev. (Single Family
                  Mortgage Program), 7% due 7/1/2022*.................................................      Aa1/NR          969,904
   2,785,000   Oregon State Fair & Exposition Center Rev., 7 3/8% due 10/1/2006.......................       NR/NR        2,844,905
     500,000   Oregon State G.O.'s (Veterans' Welfare), 9% due 10/1/2006..............................      Aa/AA-          669,225
     475,000   Oregon State G.O.'s (Veterans' Welfare), 7.30% due 7/1/2008............................      Aa/AA-          568,090



----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
                                                                                                                  September 30, 1995
------------------------------------------------------------------------------------------------------------------------------------

                                                      OREGON SERIES (continued)
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$    500,000   Oregon State G.O.'s (Alternate Energy Project), 8.40% due 1/1/2008.....................      Aa/AA-       $  571,825
     250,000   Oregon State G.O.'s (Elderly & Disabled Housing), 7.20% due 8/1/2021...................      Aa/AA-          271,105
   1,000,000   Oregon State G.O.'s (Elderly & Disabled Housing), 6.60% due 8/1/2022*..................      Aa/AA-        1,051,080
     750,000   Oregon State Housing Educational & Cultural Facilities Authority Rev. (Lewis & Clark
                  College Project), 7 1/8% due 7/1/2020...............................................      Aaa/AAA         846,195
     500,000   Port of Portland, OR International Airport Rev., 6 1/4% due 7/1/2018*..................      Aaa/AAA         511,955
   1,000,000   Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*...................      Aaa/AAA       1,097,140
     500,000   Port of Portland, OR International Airport Rev., 5 3/4% due 7/1/2025*..................      Aaa/AAA         487,430
   1,000,000   Port of Umpqua, OR Pollution Control Rev. (International Paper Co. Project),
                  6.60% due 3/15/2005.................................................................       A3/A-        1,041,130
   1,250,000   Portland, OR Hospital Facilities Authority Rev. (Legacy Health System),
                  6 5/8% due 5/1/2011.................................................................      Aaa/AAA       1,346,537
   3,000,000   Portland, OR Sewer System Rev., 6% due 10/1/2012.......................................      Aaa/AAA       3,075,420
   1,200,000   Portland, OR Sewer System Rev., 6 1/4% due 6/1/2015....................................       A1/A+        1,244,328
   1,000,000   Portland, OR Urban Renewal & Redevelopment Rev. (Downtown Waterfront),
                  6.40% due 6/1/2008..................................................................       A/NR         1,043,930
   2,500,000   Puerto Rico Highway & Transportation Authority Highway Rev., 5 1/2% due 7/1/2019.......      Baa1/A        2,312,825
   1,000,000   Puerto Rico Housing Finance Corp. (Single Family Mortgage Rev.),
                  6.85% due 10/15/2023................................................................      Aaa/AAA       1,046,380
   1,000,000   Puerto Rico Ports Authority Rev., 7% due 7/1/2014*.....................................      Aaa/AAA       1,107,270
   1,000,000   Puerto Rico Telephone Authority Rev., 5 1/2% due 1/1/2013..............................       A/A+           973,820
   1,000,000   Tri-County Metropolitan Transportation District of Oregon G.O.'s (Light Rail Extension),
                  6% due 7/1/2012.....................................................................      Aa/AA+        1,022,250
   1,110,000   Tualatin Development Commission, OR (Urban Renewal & Redevelopment),
                  7 3/8% due 1/1/2007.................................................................      Baa1/NR       1,145,154
   2,000,000   Unified Sewerage Agency Washington County, OR Sewer Rev., 6 1/8% due 10/1/2012.........      Aaa/AAA       2,074,880
   1,000,000   Washington County School District No. 88J, OR G.O.'s., 6.10% due 6/1/2012..............      Aaa/AAA       1,045,970
   1,000,000   Washington County School District No. 23JT Washington & Clackamas Counties,
                  OR G.O.'s., 6.70% due 1/1/2010......................................................       NR/NR        1,081,840
                                                                                                                       ------------
Total Municipal Bonds (Cost $57,933,524)--97.9%.......................................................................   59,785,438
Other Assets Less Liabilities--2.1%...................................................................................    1,258,560
                                                                                                                       ------------
NET ASSETS--100.0% ................................................................................................... $ 61,043,998
                                                                                                                       ============


                                                        SOUTH CAROLINA SERIES
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  1,125,000   Anderson County, SC G.O.'s, 7 3/4% due 4/1/2009........................................        A/A       $ 1,214,887
   2,500,000   Anderson County, SC Hospital Rev. (Anderson Memorial Hospital), 5 1/4% due 2/1/2012....      Aaa/AAA       2,325,875
   1,000,000   Anderson County, SC Hospital Rev. (Anderson Memorial Hospital), 7 1/2% due 2/1/2018....      Aaa/AAA       1,090,370
   1,500,000   Beaufort-Jasper Water & Sewer Authority, SC Waterworks & Sewer System Rev.,
                  6 1/2% due 3/1/2013.................................................................      Aaa/AAA       1,587,000
   3,800,000   Berkeley County, SC Water & Sewer Rev., 5.55% due 6/1/2016.............................      Aaa/AAA       3,650,736


----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.


====================================================================================================================================
Portfolios of Investments (continued)
------------------------------------------------------------------------------------------------------------------------------------

                                                  SOUTH CAROLINA SERIES (continued)
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$  3,000,000   Charleston County, SC Airport District System Rev., 4 3/4% due 7/1/2015................      Aaa/AAA     $ 2,590,950
   3,000,000   Charleston County, SC Hospital Facilities Rev. (Bon Secours Health System Project),
                  5 5/8% due 8/15/2025................................................................      Aaa/AAA       2,816,670
   1,750,000   Charleston County, SC Hospital Facilities Rev. (Medical Society Health Project),
                  5 1/2% due 10/1/2019................................................................      Aaa/AAA       1,635,200
     745,000   Charleston County, SC Public Facilities Corp. Certificates of Participation,
                  7.15% due 2/1/2004..................................................................       A1/A           808,683
     770,000   Charleston County, SC Public Facilities Corp. Certificates of Participation,
                  7.15% due 8/1/2004..................................................................       A1/A           835,820
     800,000   Charleston County, SC Public Facilities Corp. Certificates of Participation,
                  7.20% due 2/1/2005..................................................................       A1/A           866,352
     750,000   Charleston, SC Waterworks & Sewer System Rev., 7 3/4% due 1/1/2011.....................      Aaa/AAA         819,960
   2,500,000   Charleston, SC Waterworks & Sewer System Rev., 6% due 1/1/2012.........................      A1/AA-        2,548,550
   1,500,000   Clemson University, SC Student & Faculty Housing Rev., 6.65% due 6/1/2011..............      Aaa/AAA       1,603,980
   1,000,000   Clinton, SC Utility System Rev., 7.20% due 6/1/2011....................................       A/NR         1,070,070
   1,150,000   Columbia, SC Parking Facilities Rev., 6 3/4% due 12/1/2013.............................      Baa1/NR       1,186,294
   2,000,000   Columbia, SC Waterworks & Sewer System Rev., 6 1/2% due 1/1/2012.......................      Aaa/AA        2,154,760
     500,000   Columbia, SC Waterworks & Sewer System Rev., 7.10% due 2/1/2012........................      Aaa/AA          567,395
   6,000,000   Darlington County, SC Industrial Development Rev. (Nucor Corporation Project),
                  5 3/4% due 8/1/2023*................................................................      A1/AA-        5,643,420
   1,500,000   Dorchester County School District No. 002, SC G.O.'s, 6.65% due 7/1/2010...............      Aaa/AAA       1,644,285
   2,500,000   Fairfield County, SC Pollution Control Rev. (South Carolina Electric & Gas Company),
                  6 1/2% due 9/1/2014.................................................................       A1/A         2,620,275
   1,000,000   Florence County, SC Hospital Rev. (McLeod Regional Medical Center Project),
                  5 1/4% due 11/1/2009................................................................      Aaa/AAA         970,870
   1,000,000   Georgetown County, SC Pollution Control Facilities Rev. (International Paper Company),
                  7 3/8% due 6/15/2005................................................................       A3/A-        1,086,340
   1,500,000   Grand Strand Water & Sewer Authority, SC Waterworks and Sewer System Rev.,
                  7% due 6/1/2019.....................................................................      Aaa/AAA       1,633,425
   2,000,000   Greenville County, SC Certificates of Participation Greenville County Public Facilities
                  Corporation (Detention Center Facilities Project), 6 1/4% due 3/1/2012..............      Aaa/AAA       2,047,760
   3,000,000   Greenville Hospital System, SC Hospital Facilities Rev., 5 1/2% due 5/1/2016...........      NR/AA-        2,796,990
   3,000,000   Greenwood County, SC Hospital Facilities Rev. (Self Memorial Hospital),
                  5 7/8% due 10/1/2017................................................................      Aaa/AAA       2,972,550
   2,425,000   Lancaster County, SC School District G.O.'s, 6.60% due 7/1/2011........................      Aaa/AAA       2,599,406
   2,600,000   Lancaster County, SC School District G.O.'s, 6.60% due 7/1/2012........................      Aaa/AAA       2,773,056
   2,000,000   Lancaster County, SC Waterworks & Sewer System Rev., 5 1/4% due 5/1/2021...............      Aaa/AAA       1,831,740
   2,720,000   Laurens County, SC Combined Utility System Rev., 5% due 1/1/2018.......................      Aaa/AAA       2,437,174
   1,650,000   Laurens County, SC Combined Utility System Rev., 7 5/8% due 1/1/2018...................      Aaa/AAA       1,814,554
     500,000   Laurens County, SC Health Care System, 7.80% due 1/1/2008..............................      Aaa/AAA         547,180
   1,000,000   Lexington County School District No. 001, SC Certificates of Participation (Red Bank/
                  White Knoll Elementary Project), 7.10% due 9/1/2011.................................      Aaa/AAA       1,125,760
   1,000,000   Medical University South Carolina Hospital Facilities Rev., 5.60% due 7/1/2011.........      Aaa/AAA         989,580
   3,000,000   Mount Pleasant, SC Water & Sewer Rev., 6% due 12/1/2020................................      Aaa/AAA       3,003,840



----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
                                                                                                                  September 30, 1995
------------------------------------------------------------------------------------------------------------------------------------

                                                  SOUTH CAROLINA SERIES (continued)
    Face                                                                                                    Ratings      Market
   Amount                                           Municipal Bonds                                      Moody's/S&P+     Value
   ------                                           ---------------                                      ------------     -----
$    435,000   Myrtle Beach, SC Water & Sewer Rev., 6 7/8% due 3/1/2005...............................      Aaa/AAA      $  444,696
   2,000,000   Myrtle Beach, SC Waterworks & Sewer System Rev., 5 1/4% due 3/1/2020...................      Aaa/AAA       1,827,980
   1,500,000   North Charleston Sewer District, SC Rev., 6 3/8% due 7/1/2012..........................      Aaa/AAA       1,625,115
   1,500,000   North Charleston Sewer District, SC Rev., 7 3/4% due 8/1/2018..........................      Aaa/AAA       1,666,785
   5,000,000   Oconee County, SC Pollution Control Facilities Rev. (Duke Power Co. Project),
                  5.80% due 4/1/2014..................................................................      Aa2/AA-       4,922,000
   1,250,000   Piedmont Municipal Power Agency, SC Electric Rev., 6 1/4% due 1/1/2021.................      Aaa/AAA       1,317,088
   4,000,000   Piedmont Municipal Power Agency, SC Electric Rev., 6.30% due 1/1/2022..................      Aaa/AAA       4,075,280
   1,000,000   Puerto Rico Telephone Authority Rev., 5 1/2% due 1/1/2022..............................       A/A+           950,010
   2,000,000   Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp Corp. Project),
                  7.45% due 4/1/2021*.................................................................       A1/A-        2,183,800
   1,000,000   Richland County, SC Solid Waste Disposal Facilities Rev. (Union Camp Corp. Project),
                  7 1/8% due 9/1/2021*................................................................       A1/A-        1,063,560
   1,000,000   Rock Hill, SC Combined Utilities System Rev., 8% due 1/1/2018..........................      Aaa/AAA       1,098,600
   5,000,000   Rock Hill, SC Combined Utilities System Rev., 5% due 1/1/2020..........................      Aaa/AAA       4,382,150
   1,000,000   St. Andrews, SC Public Service District Sewer Systems Rev., 7 3/4% due 1/1/2018........      Aaa/AAA       1,092,830
   1,150,000   South Carolina Public Service Authority Rev., 5 7/8% due 1/1/2014......................      Aaa/AAA       1,152,357
   1,000,000   South Carolina Public Service Authority Electric Rev. & Electric System Expansion,
                  8% due 7/1/2019.....................................................................      AAA/AA-       1,059,570
   4,000,000   South Carolina State G.O.'s, 4 1/4% due 3/1/2009.......................................      Aaa/AA+       3,481,240
   1,740,000   South Carolina State Housing Authority (Single Family Mortgage Purchase),
                  6.70% due 7/1/2010..................................................................      Aaa/AA        1,773,095
     500,000   South Carolina State Housing Finance & Development Authority (Homeownership
                  Mortgage), 7.55% due 7/1/2011.......................................................       Aa/AA          529,010
   2,380,000   South Carolina State Housing Finance & Development Authority Rental Housing Rev.
                  (North Bluff Project), 5.60% due 7/1/2016...........................................       NR/AA        2,224,800
   1,000,000   South Carolina State Housing Finance & Development Authority (Multi-Family
                  Development Rev.), 6 7/8% due 11/15/2023............................................      Aaa/NR        1,036,360
   1,500,000   Sumter, SC Waterworks & Sewer System Rev., 7.15% due 6/1/2009..........................      Aaa/AAA       1,653,795
   2,000,000   Western Carolina Regional Sewer Authority, SC Sewer System Rev., 5 1/2% due 3/1/2010...      Aaa/AAA       1,990,060
   1,080,000   Winnsboro, SC Combined Utility System Rev., 6.90% due 7/1/2017.........................      Aaa/AAA       1,193,152
   1,000,000   York County Public Facilities Corporation, SC Certificates of Participation (York County
                  Justice Center Project), 7 1/2% due 6/1/2011........................................      Aaa/NR        1,160,870
                                                                                                                       ------------
Total Municipal Bonds (Cost $108,233,184)--98.0%......................................................................  111,815,960
Variable Rate Demand Notes (Cost $700,000)--0.6%......................................................................      700,000
Other Assets Less Liabilities--1.4%...................................................................................    1,609,129
                                                                                                                       ------------
NET ASSETS--100.0% ................................................................................................... $114,125,089
                                                                                                                       ============


----------------
* Interest income earned from this security is subject to the federal alternative minimum tax.
+ Ratings have not been audited by Deloitte & Touche LLP.
See notes to financial statements.

====================================================================================================================================
Statement of Assets and Liabilities                                                            For the year ended September 30, 1995
------------------------------------------------------------------------------------------------------------------------------------

                                                           National          Colorado       Georgia     Louisiana
                                                            Series            Series        Series       Series
                                                         -------------    ------------    -----------   -----------
Assets:
Investments, at value (see portfolios of investments):
   Long-term holdings ................................   $ 103,611,246    $ 53,936,945    $58,073,907   $61,239,540
   Short-term holdings ...............................            --           200,000        500,000       200,000
                                                         -------------    ------------    -----------   -----------
                                                           103,611,246      54,136,945     58,573,907    61,439,540
Cash .................................................         304,745          59,311        304,858       151,981
Interest receivable ..................................       1,882,951       1,104,920      1,056,608     1,093,010
Expenses prepaid to shareholder service agent ........          40,623          24,690         29,861        25,819
Receivable for Capital Stock sold ....................          15,828           3,155          3,042        50,353
Receivable for securities sold .......................            --              --           15,405         5,000
Other ................................................            --             2,610           --            --
                                                         -------------    ------------    -----------   -----------
Total Assets .........................................     105,855,393      55,331,631     59,983,681    62,765,703
                                                         -------------    ------------    -----------   -----------


Liabilities:
Dividends payable ....................................         188,779          95,821        101,318       112,798
Payable for Capital Stock repurchased ................         147,379         107,836         31,058       116,206
Payable for securities purchased .....................            --              --             --            --
Accrued expenses, taxes, and other ...................         120,142          77,391         93,870        83,707
                                                         -------------    ------------    -----------   -----------
Total Liabilities ....................................         456,300         281,048        226,246       312,711
                                                         -------------    ------------    -----------   -----------
Net Assets ...........................................   $ 105,399,093    $ 55,050,583    $59,757,435   $62,452,992
                                                         =============    ============    ===========   ===========


Composition of Net Assets:
Capital Stock, at par:
   Class A ...........................................          13,743           7,518          7,387         7,618
   Class D ...........................................             160              26            266            57
Additional paid-in capital ...........................     108,904,741      54,132,122     58,502,505    60,015,398
Undistributed/accumulated net realized gain (loss) ...      (4,482,833)       (268,007)       354,301       461,685
Net unrealized appreciation of investments ...........         963,282       1,178,924        892,976     1,968,234
                                                         -------------    ------------    -----------   -----------
Net Assets ...........................................   $ 105,399,093    $ 55,050,583    $59,757,435   $62,452,992
                                                         =============    ============    ===========   ===========
Net Assets:
   Class A ...........................................   $ 104,183,596    $ 54,857,534    $57,678,393   $61,987,983
   Class D ...........................................   $   1,215,497    $    193,049    $ 2,079,042   $   465,009


Shares of Capital Stock outstanding ($.001 par value):
   Class A ...........................................      13,743,160       7,517,787      7,386,798     7,617,582
   Class D ...........................................         160,463          26,468        265,802        57,161
Net Asset Value per share:
   Class A ...........................................   $        7.58    $       7.30    $      7.81   $      8.14
   Class D ...........................................   $        7.57    $       7.29    $      7.82   $      8.14


                                                            Maryland    Massachusetts    Michigan      Minnesota      Missouri
                                                             Series        Series         Series        Series         Series
                                                         ------------   ------------   ------------   ------------   -----------
Assets:
Investments, at value (see portfolios of investments):
   Long-term holdings ................................   $ 53,484,338   $112,443,831   $148,124,057   $128,988,676   $50,917,425
   Short-term holdings ...............................      2,400,000      2,400,000      2,000,000      6,900,000       200,000
                                                         ------------   ------------   ------------   ------------   -----------
                                                           55,884,338    114,843,831    150,124,057    135,888,676    51,117,425
Cash .................................................         25,259        148,148         36,029        281,778        54,538
Interest receivable ..................................      1,119,426      1,981,693      3,029,511      2,108,355     1,001,437
Expenses prepaid to shareholder service agent ........         31,287         56,689         62,929         60,618        22,878
Receivable for Capital Stock sold ....................         40,297           --           37,500         51,961        46,693
Receivable for securities sold .......................          5,000           --             --             --          10,133
Other ................................................           --             --            4,029           --            --
                                                         ------------   ------------   ------------   ------------   -----------
Total Assets .........................................     57,105,607    117,030,361    153,294,055    138,391,388    52,253,104
                                                         ------------   ------------   ------------   ------------   -----------


Liabilities:
Dividends payable ....................................         97,865        214,238        272,409        267,027        91,096
Payable for Capital Stock repurchased ................           --           87,279        110,385        178,006       403,135
Payable for securities purchased .....................           --             --             --        2,846,388          --
Accrued expenses, taxes, and other ...................         87,709        127,433        150,095        147,171        74,939
                                                         ------------   ------------   ------------   ------------   -----------
Total Liabilities ....................................        185,574        428,950        532,889      3,438,592       569,170
                                                         ------------   ------------   ------------   ------------   -----------
Net Assets ...........................................   $ 56,920,033   $116,601,411   $152,761,166   $134,952,796   $51,683,934
                                                         ============   ============   ============   ============   ===========


Composition of Net Assets:
Capital Stock, at par:
   Class A ...........................................          7,071         14,634         17,742         16,969         6,644
   Class D ...........................................             79            113            137            286            67
Additional paid-in capital ...........................     54,759,383    111,953,304    143,991,763    127,879,097    49,585,438
Undistributed/accumulated net realized gain (loss) ...        232,299      1,435,747      2,548,995        245,219       324,556
Net unrealized appreciation of investments ...........      1,921,201      3,197,613      6,202,529      6,811,225     1,767,229
                                                         ------------   ------------   ------------   ------------   -----------
Net Assets ...........................................   $ 56,920,033   $116,601,411   $152,761,166   $134,952,796   $51,683,934
                                                         ============   ============   ============   ============   ===========
Net Assets:
   Class A ...........................................   $ 56,290,271   $115,710,797   $151,589,209   $132,715,754   $51,168,963
   Class D ...........................................   $    629,762   $    890,614   $  1,171,957   $  2,237,042   $   514,971


Shares of Capital Stock outstanding ($.001 par value):
   Class A ...........................................      7,070,947     14,634,441     17,741,612     16,968,512     6,644,387
   Class D ...........................................         79,032        112,702        137,250        285,931        66,862
Net Asset Value per share:
   Class A ...........................................   $       7.96   $       7.91   $       8.54   $       7.82   $      7.70
   Class D ...........................................   $       7.97   $       7.90   $       8.54   $       7.82   $      7.70



                                                           New York           Ohio           Oregon    South Carolina
                                                            Series           Series          Series        Series
                                                         -------------    ------------   ------------   ------------
Assets:
Investments, at value (see portfolios of investments):
   Long-term holdings ................................   $  83,224,511    $167,380,429   $ 59,785,438   $111,815,960
   Short-term holdings ...............................            --           600,000           --          700,000
                                                         -------------    ------------   ------------   ------------
                                                            83,224,511     167,980,429     59,785,438    112,515,960
Cash .................................................         486,157         213,687        173,856        113,115
Interest receivable ..................................       1,363,839       3,148,789      1,240,503      1,802,583
Expenses prepaid to shareholder service agent ........          31,722          67,077         25,010         45,502
Receivable for Capital Stock sold ....................          32,117          78,074         30,566         26,229
Receivable for securities sold .......................            --              --           91,659           --
Other ................................................            --              --              691           --
                                                         -------------    ------------   ------------   ------------
Total Assets .........................................      85,138,346     171,488,056     61,347,723    114,503,389
                                                         -------------    ------------   ------------   ------------


Liabilities:
Dividends payable ....................................         155,893         317,799        110,688        206,341
Payable for Capital Stock repurchased ................            --           149,580        119,117         52,865
Payable for securities purchased .....................            --              --             --             --
Accrued expenses, taxes, and other ...................         117,414         170,163         73,920        119,094
                                                         -------------    ------------   ------------   ------------
Total Liabilities ....................................         273,307         637,542        303,725        378,300
                                                         -------------    ------------   ------------   ------------
Net Assets ...........................................   $  84,865,039    $170,850,514   $ 61,043,998   $114,125,089
                                                         =============    ============   ============   ============


Composition of Net Assets:
Capital Stock, at par:
   Class A ...........................................          10,678          20,977          7,775         14,099
   Class D ...........................................             112              81            195            214
Additional paid-in capital ...........................      83,337,834     161,869,189     59,123,699    110,282,491
Undistributed/accumulated net realized gain (loss) ...        (945,837)        781,270         60,415        245,509
Net unrealized appreciation of investments ...........       2,462,252       8,178,997      1,851,914      3,582,776
                                                         -------------    ------------   ------------   ------------
Net Assets ...........................................   $  84,865,039    $170,850,514   $ 61,043,998   $114,125,089
                                                         =============    ============   ============   ============
Net Assets:
   Class A ...........................................   $  83,979,665    $170,191,172   $ 59,549,004   $112,421,410
   Class D ...........................................   $     885,374    $    659,342   $  1,494,994   $  1,703,679


Shares of Capital Stock outstanding ($.001 par value):
   Class A ...........................................      10,678,196      20,976,859      7,775,312     14,098,763
   Class D ...........................................         112,473          80,876        195,337        213,872
Net Asset Value per share:
   Class A ...........................................   $        7.86    $       8.11   $       7.66   $       7.97
   Class D ...........................................   $        7.87    $       8.15   $       7.65   $       7.97



----------------
See notes to financial statements.


38 & 39

====================================================================================================================================
Statements of Operations                                                                       For the year ended September 30, 1995
------------------------------------------------------------------------------------------------------------------------------------

                                          National      Colorado    Georgia    Louisiana    Maryland  Massachusetts  Michigan
                                           Series        Series      Series      Series      Series      Series       Series
                                        ------------   ----------  ----------  ----------  ----------  -----------  -----------
Investment income:
Interest .............................  $  6,855,375   $3,462,671  $3,720,235  $3,924,379  $3,556,584  $ 7,410,303  $ 9,558,662
                                        ------------   ----------  ----------  ----------  ----------  -----------  -----------

Expenses:
Management fees ......................       540,874      277,393     272,768     309,651     283,135      580,271      749,963
Shareholder account services .........       152,223       85,664     110,536      86,834     106,397      178,967      214,828
Distribution and service fees ........       101,668       52,884      73,720      65,902      58,211      119,889      153,603
Custody and related services .........        55,280       35,630      40,842      30,479      33,116       50,459      106,791
Auditing and legal fees ..............        37,566       39,673      39,067      39,405      39,312       40,128       39,957
Registration .........................        20,113        4,229       8,342       5,265       6,619       11,226       10,437
Shareholder reports and
   communications ....................        15,478        8,982       7,273       5,937       9,020       14,387       18,879
Directors' fees and expenses .........         5,291        4,794       4,712       4,733       4,849        5,199        5,362
Miscellaneous ........................        14,833        8,233       8,441      12,642       7,897       15,117       14,397
                                        ------------   ----------  ----------  ----------  ----------  -----------  -----------
Total expenses .......................       943,326      517,482     565,701     560,848     548,556    1,015,643    1,314,217
                                        ------------   ----------  ----------  ----------  ----------  -----------  -----------
Net investment income ................     5,912,049    2,945,189   3,154,534   3,363,531   3,008,028    6,394,660    8,244,445
                                        ------------   ----------  ----------  ----------  ----------  -----------  -----------

Net realized and unrealized gain
   (loss) on investments:
Net realized gain (loss) on
   investments .......................    (4,331,294)     318,881     362,501     468,171     236,106    1,446,650    2,565,892
Net change in unrealized appreciation/
   depreciation of investments .......    10,223,855    1,121,736   3,043,005   2,190,601   2,550,147    2,623,425    2,886,770
                                        ------------   ----------  ----------  ----------  ----------  -----------  -----------
Net gain on investments ..............     5,892,561    1,440,617   3,405,506   2,658,772   2,786,253    4,070,075    5,452,662
                                        ------------   ----------  ----------  ----------  ----------  -----------  -----------
Increase in net assets from
   operations ........................  $ 11,804,610   $4,385,806  $6,560,040  $6,022,303  $5,794,281  $10,464,735  $13,697,107
                                        ============   ==========  ==========  ==========  ==========  ===========  ===========



                                         Minnesota   Missouri    New York        Ohio        Oregon   South Carolina
                                          Series      Series      Series        Series       Series      Series
                                        ----------  ----------  -----------   -----------  ----------  -----------
Investment income:
Interest .............................  $9,095,910  $3,197,641  $ 5,540,320   $10,867,219  $3,732,085  $ 7,041,025
                                        ----------  ----------  -----------   -----------  ----------  -----------

Expenses:
Management fees ......................     672,792     233,342      432,770       847,530     270,412      563,437
Shareholder account services .........     215,885      84,942      119,419       251,060      93,199      168,308
Distribution and service fees ........     148,930      51,267       78,093       170,666      69,241      124,392
Custody and related services .........      56,642      24,253       65,036        69,315      20,369       71,580
Auditing and legal fees ..............      42,350      38,491       37,558        38,766      39,570       38,766
Registration .........................      13,039       7,161        8,007        10,687       6,520       10,562
Shareholder reports and
   communications ....................      21,383       8,538        9,201        21,032       9,190       12,495
Directors' fees and expenses .........       5,499       4,786        5,008         5,462       4,814        4,937
Miscellaneous ........................      17,394       6,975       12,143        20,818      10,500       14,403
                                        ----------  ----------  -----------   -----------  ----------  -----------
Total expenses .......................   1,193,914     459,755      767,235     1,435,336     523,815    1,008,880
                                        ----------  ----------  -----------   -----------  ----------  -----------
Net investment income ................   7,901,996   2,737,886    4,773,085     9,431,883   3,208,270    6,032,145
                                        ----------  ----------  -----------   -----------  ----------  -----------

Net realized and unrealized gain
   (loss) on investments:
Net realized gain (loss) on
   investments .......................     250,044     331,360     (945,837)      810,038      70,060      255,806
Net change in unrealized appreciation/
   depreciation of investments .......   1,679,385   2,085,364    5,008,458     5,388,960   1,780,874    5,014,984
                                        ----------  ----------  -----------   -----------  ----------  -----------
Net gain on investments ..............   1,929,429   2,416,724    4,062,621     6,198,998   1,850,934    5,270,790
                                        ----------  ----------  -----------   -----------  ----------  -----------
Increase in net assets from
   operations ........................  $9,831,425  $5,154,610  $ 8,835,706   $15,630,881  $5,059,204  $11,302,935
                                        ==========  ==========  ===========   ===========  ==========  ===========


----------------
See notes to financial statements.

40 & 41

====================================================================================================================================
Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------

                                                                              National Series                Colorado Series
                                                                       ----------------------------    ----------------------------
                                                                          Year ended September 30         Year ended September 30
                                                                       ----------------------------    ----------------------------
                                                                            1995          1994             1995           1994
                                                                       -------------  -------------    -------------  -------------
Operations:
Net investment income ................................................ $   5,912,049  $   6,589,275    $   2,945,189  $   3,224,514
Net realized gain (loss) on investments ..............................    (4,331,294)       338,061          318,881       (416,365)
Net change in unrealized appreciation/depreciation
   of investments ....................................................    10,223,855    (17,056,468)       1,121,736     (4,628,524)
                                                                       -------------  -------------    -------------  -------------
     Increase (decrease) in net assets from operations ...............    11,804,610    (10,129,132)       4,385,806     (1,820,375)
                                                                       -------------  -------------    -------------  -------------
Distributions to shareholders:
Net investment income:
   Class A ...........................................................    (5,878,199)    (6,579,351)      (2,940,344)    (3,221,107)
   Class D ...........................................................       (33,850)        (9,924)          (4,845)        (3,407)
Net realized gain on investments:
   Class A ...........................................................          --       (7,771,486)            --         (691,165)
   Class D ...........................................................          --             --               --             --
                                                                       -------------  -------------    -------------  -------------
     Decrease in net assets from distributions .......................    (5,912,049)   (14,360,761)      (2,945,189)    (3,915,679)
                                                                       -------------  -------------    -------------  -------------
Capital share transactions:*
Net proceeds from sale of shares:
   Class A ...........................................................     2,851,364      5,971,737        1,419,305      2,002,652
   Class D ...........................................................       885,065        465,769          102,710        295,950
Net asset value of shares issued in payment of dividends:
   Class A ...........................................................     3,020,506      3,400,031        1,614,670      1,836,135
   Class D ...........................................................        23,901          8,413            3,014          3,032
Exchanged from associated Funds:
   Class A ...........................................................     9,766,862      2,002,989          523,761        328,418
   Class D ...........................................................       835,262           --               --             --
Net asset value of shares issued in payment of gain distributions:
   Class A ...........................................................          --        5,686,643             --          481,882
   Class D ...........................................................          --             --               --             --
                                                                       -------------  -------------    -------------  -------------
     Total ...........................................................    17,382,960     17,535,582        3,663,460      4,948,069
                                                                       -------------  -------------    -------------  -------------
Cost of shares repurchased:
   Class A ...........................................................   (18,952,660)   (14,947,349)      (7,041,417)    (8,307,267)
   Class D ...........................................................      (112,028)          --            (10,731)      (197,843)
Exchanged into associated Funds:
   Class A ...........................................................    (9,700,508)    (2,671,622)      (1,293,621)      (325,316)
   Class D ...........................................................      (931,548)          --             (1,000)          --
                                                                       -------------  -------------    -------------  -------------
     Total ...........................................................   (29,696,744)   (17,618,971)      (8,346,769)    (8,830,426)
                                                                       -------------  -------------    -------------  -------------
     Increase (decrease) in net assets from capital share transactions   (12,313,784)       (83,389)      (4,683,309)    (3,882,357)
                                                                       -------------  -------------    -------------  -------------
     Increase (decrease) in net assets ...............................    (6,421,223)   (24,573,282)      (3,242,692)    (9,618,411)
Net Assets:
Beginning of year ....................................................   111,820,316    136,393,598       58,293,275     67,911,686
                                                                       -------------  -------------    -------------  -------------
End of year .......................................................... $ 105,399,093  $ 111,820,316    $  55,050,583  $  58,293,275
                                                                       =============  =============    =============  =============



                                                                               Georgia Series                Louisiana Series
                                                                       ----------------------------    ----------------------------
                                                                          Year ended September 30         Year ended September 30
                                                                       ----------------------------    ----------------------------
                                                                           1995            1994            1995           1994
                                                                       -------------  -------------    -------------  -------------
Operations:
Net investment income ................................................ $   3,154,534  $   3,409,541    $   3,363,531  $   3,501,383
Net realized gain (loss) on investments ..............................       362,501        840,892          468,171      1,087,255
Net change in unrealized appreciation/depreciation
   of investments ....................................................     3,043,005     (7,996,922)       2,190,601     (7,149,845)
                                                                       -------------  -------------    -------------  -------------
     Increase (decrease) in net assets from operations ...............     6,560,040     (3,746,489)       6,022,303     (2,561,207)
                                                                       -------------  -------------    -------------  -------------
Distributions to shareholders:
Net investment income:
   Class A ...........................................................    (3,090,529)    (3,394,688)      (3,335,643)    (3,489,832)
   Class D ...........................................................       (64,005)       (14,853)         (27,888)       (11,551)
Net realized gain on investments:
   Class A ...........................................................      (831,300)      (697,275)      (1,076,420)      (651,148)
   Class D ...........................................................       (13,226)          --            (12,456)          --
                                                                       -------------  -------------    -------------  -------------
     Decrease in net assets from distributions .......................    (3,999,060)    (4,106,816)      (4,452,407)    (4,152,531)
                                                                       -------------  -------------    -------------  -------------
Capital share transactions:*
Net proceeds from sale of shares:
   Class A ...........................................................     2,570,447     10,507,635        1,592,654      4,332,380
   Class D ...........................................................     1,264,930        807,930           65,763        731,696
Net asset value of shares issued in payment of dividends:
   Class A ...........................................................     1,976,148      2,149,255        1,855,635      1,990,579
   Class D ...........................................................        57,730         12,508           23,376          8,499
Exchanged from associated Funds:
   Class A ...........................................................     1,271,396        388,188          250,945        152,113
   Class D ...........................................................           250         67,560             --             --
Net asset value of shares issued in payment of gain distributions:
   Class A ...........................................................       644,018        523,446          766,089        465,656
   Class D ...........................................................        12,212           --              9,263           --
                                                                       -------------  -------------    -------------  -------------
     Total ...........................................................     7,797,131     14,456,522        4,563,725      7,680,923
                                                                       -------------  -------------    -------------  -------------
Cost of shares repurchased:
   Class A ...........................................................   (10,210,900)    (8,509,637)      (5,202,189)    (5,898,457)
   Class D ...........................................................      (125,984)        (6,557)        (354,393)        (8,369)
Exchanged into associated Funds:
   Class A ...........................................................    (2,507,796)      (421,723)        (269,863)      (443,843)
   Class D ...........................................................       (71,202)          --               --             --
                                                                       -------------  -------------    -------------  -------------
     Total ...........................................................   (12,915,882)    (8,937,917)      (5,826,445)    (6,350,669)
                                                                       -------------  -------------    -------------  -------------
     Increase (decrease) in net assets from capital share transactions    (5,118,751)     5,518,605       (1,262,720)     1,330,254
                                                                       -------------  -------------    -------------  -------------
     Increase (decrease) in net assets ...............................    (2,557,771)    (2,334,700)         307,176     (5,383,484)
Net Assets:
Beginning of year ....................................................    62,315,206     64,649,906       62,145,816     67,529,300
                                                                       -------------  -------------    -------------  -------------
End of year .......................................................... $  59,757,435  $  62,315,206    $  62,452,992  $  62,145,816
                                                                       =============  =============    =============  =============


                                                                              Maryland Series               Massachusetts Series
                                                                       ----------------------------    ----------------------------
                                                                          Year ended September 30         Year ended September 30
                                                                       ----------------------------    ----------------------------
                                                                           1995           1994             1995           1994
                                                                       -------------  -------------    -------------  -------------
Operations:
Net investment income ................................................ $   3,008,028  $   3,157,225    $   6,394,660  $   7,078,947
Net realized gain (loss) on investments ..............................       236,106      1,412,023        1,446,650      1,458,962
Net change in unrealized appreciation/depreciation
   of investments ....................................................     2,550,147     (7,140,388)       2,623,425    (12,499,475)
                                                                       -------------  -------------    -------------  -------------
     Increase (decrease) in net assets from operations ...............     5,794,281     (2,571,140)      10,464,735     (3,961,566)
                                                                       -------------  -------------    -------------  -------------
Distributions to shareholders:
Net investment income:
   Class A ...........................................................    (2,986,376)    (3,152,145)      (6,351,161)    (7,052,050)
   Class D ...........................................................       (21,652)        (5,080)         (43,499)       (26,897)
Net realized gain on investments:
   Class A ...........................................................      (980,988)    (1,301,057)        (490,162)    (3,330,375)
   Class D ...........................................................        (7,361)          --             (4,647)          --
                                                                       -------------  -------------    -------------  -------------
     Decrease in net assets from distributions .......................    (3,996,377)    (4,458,282)      (6,889,469)   (10,409,322)
                                                                       -------------  -------------    -------------  -------------
Capital share transactions:*
Net proceeds from sale of shares:
   Class A ...........................................................     1,825,028      3,212,373        3,096,538      3,798,317
   Class D ...........................................................       365,965        379,503          618,045      1,106,567
Net asset value of shares issued in payment of dividends:
   Class A ...........................................................     1,711,454      1,805,934        3,662,542      4,060,575
   Class D ...........................................................        14,257          2,594           33,446         22,729
Exchanged from associated Funds:
   Class A ...........................................................     1,329,821        291,207        5,018,822        896,517
   Class D ...........................................................        15,045         58,087           70,140         37,901
Net asset value of shares issued in payment of gain distributions:
   Class A ...........................................................       716,294        941,569          373,978      2,447,863
   Class D ...........................................................         5,227           --              4,460           --
                                                                       -------------  -------------    -------------  -------------
     Total ...........................................................     5,983,091      6,691,267       12,877,971     12,370,469
                                                                       -------------  -------------    -------------  -------------
Cost of shares repurchased:
   Class A ...........................................................    (6,866,029)    (5,782,224)     (14,533,095)   (14,268,282)
   Class D ...........................................................      (132,593)        (7,091)        (126,610)        (4,051)
Exchanged into associated Funds:
   Class A ...........................................................    (1,469,104)      (656,915)      (5,616,572)    (1,982,187)
   Class D ...........................................................       (80,763)          --           (824,191)          --
                                                                       -------------  -------------    -------------  -------------
     Total ...........................................................    (8,548,489)    (6,446,230)     (21,100,468)   (16,254,520)
                                                                       -------------  -------------    -------------  -------------
     Increase (decrease) in net assets from capital share transactions    (2,565,398)       245,037       (8,222,497)    (3,884,051)
                                                                       -------------  -------------    -------------  -------------
     Increase (decrease) in net assets ...............................      (767,494)    (6,784,385)      (4,647,231)   (18,254,939)
Net Assets:
Beginning of year ....................................................    57,687,527     64,471,912      121,248,642    139,503,581
                                                                       -------------  -------------    -------------  -------------
End of year .......................................................... $  56,920,033  $  57,687,527    $ 116,601,411  $ 121,248,642
                                                                       =============  =============    =============  =============


----------------
* The Fund began offering Class D shares on February 1, 1994
See notes to financial statements.

42 & 43

====================================================================================================================================
Statements of Changes in Net Assets (continued)                                                For the year ended September 30, 1995
------------------------------------------------------------------------------------------------------------------------------------

                                                                              Michigan Series                Minnesota Series
                                                                       ----------------------------   ----------------------------
                                                                          Year ended September 30        Year ended September 30
                                                                       ----------------------------   ----------------------------
                                                                            1995           1994            1995           1994
                                                                       -------------  -------------   -------------  -------------
Operations:
Net investment income ................................................ $   8,244,445  $   8,420,810   $   7,901,996  $   7,992,624
Net realized gain (loss) on investments ..............................     2,565,892      1,400,509         250,044        252,585
Net change in unrealized appreciation/depreciation
   of investments ....................................................     2,886,770    (14,509,279)      1,679,385     (8,005,539)
                                                                       -------------  -------------   -------------  -------------
     Increase (decrease) in net assets from operations ...............    13,697,107     (4,687,960)      9,831,425        239,670
                                                                       -------------  -------------   -------------  -------------
Distributions to shareholders:
Net investment income:
   Class A ...........................................................    (8,206,113)    (8,409,762)     (7,807,472)    (7,964,073)
   Class D ...........................................................       (38,332)       (11,048)        (94,524)       (28,551)
Net realized gain on investments:
   Class A ...........................................................      (775,115)    (1,589,823)       (243,727)    (2,074,841)
   Class D ...........................................................        (3,791)          --            (3,101)          --
                                                                       -------------  -------------   -------------  -------------
     Decrease in net assets from distributions .......................    (9,023,351)   (10,010,633)     (8,148,824)   (10,067,465)
                                                                       -------------  -------------   -------------  -------------
Capital share transactions:*
Net proceeds from sale of shares:
   Class A ...........................................................     6,333,074     10,111,077       4,204,185      5,208,522
   Class D ...........................................................       580,729        673,043         859,498      1,717,093
Net asset value of shares issued in payment of dividends:
   Class A ...........................................................     5,053,914      5,154,199       5,253,143      5,433,767
   Class D ...........................................................        30,472          8,610          63,245         16,151
Exchanged from associated Funds:
   Class A ...........................................................       864,699        688,118       1,435,131      1,460,540
   Class D ...........................................................       104,572         21,595         159,356           --
Net asset value of shares issued in payment of gain distributions:
   Class A ...........................................................       582,931      1,189,231         192,123      1,651,286
   Class D ...........................................................         3,281           --             2,291           --
                                                                       -------------  -------------   -------------  -------------
     Total ...........................................................    13,553,672     17,845,873      12,168,972     15,487,359
                                                                       -------------  -------------   -------------  -------------
Cost of shares repurchased:
   Class A ...........................................................   (14,573,617)   (14,462,042)    (12,629,875)   (11,789,824)
   Class D ...........................................................      (181,421)       (15,255)       (277,761)       (51,319)
Exchanged into associated Funds:
   Class A ...........................................................    (2,418,114)    (1,542,287)     (2,382,699)    (1,779,118)
   Class D ...........................................................       (58,666)          --          (247,272)          --
                                                                       -------------  -------------   -------------  -------------
     Total ...........................................................   (17,231,818)   (16,019,584)    (15,537,607)   (13,620,261)
                                                                       -------------  -------------   -------------  -------------
     Increase (decrease) in net assets from capital share transactions    (3,678,146)     1,826,289      (3,368,635)     1,867,098
                                                                       -------------  -------------   -------------  -------------
     Increase (decrease) in net assets ...............................       995,610    (12,872,304)     (1,686,034)    (7,960,697)
Net Assets:
Beginning of year ....................................................   151,765,556    164,637,860     136,638,830    144,599,527
                                                                       -------------  -------------   -------------  -------------
End of year .......................................................... $ 152,761,166  $ 151,765,556   $ 134,952,796  $ 136,638,830
                                                                       =============  =============   =============  =============


                                                                              Missouri Series                New York Series
                                                                       ----------------------------   ----------------------------
                                                                          Year ended September 30        Year ended September 30
                                                                       ----------------------------   ----------------------------
                                                                            1995           1994           1995            1994
                                                                       -------------  -------------   -------------  -------------
Operations:
Net investment income ................................................ $   2,737,886  $   2,853,372   $   4,773,085  $   5,217,903
Net realized gain (loss) on investments ..............................       331,360        672,212        (945,837)     1,999,229
Net change in unrealized appreciation/depreciation
   of investments ....................................................     2,085,364     (6,217,058)      5,008,458    (12,683,003)
                                                                       -------------  -------------   -------------  -------------
     Increase (decrease) in net assets from operations ...............     5,154,610     (2,691,474)      8,835,706     (5,465,871)
                                                                       -------------  -------------   -------------  -------------
Distributions to shareholders:
Net investment income:
   Class A ...........................................................    (2,720,786)    (2,843,798)     (4,746,318)    (5,208,022)
   Class D ...........................................................       (17,100)        (9,574)        (26,767)        (9,881)
Net realized gain on investments:
   Class A ...........................................................      (491,076)      (749,354)     (1,996,017)    (2,401,063)
   Class D ...........................................................        (3,310)          --           (10,892)          --
                                                                       -------------  -------------   -------------  -------------
     Decrease in net assets from distributions .......................    (3,232,272)    (3,602,726)     (6,779,994)    (7,618,966)
                                                                       -------------  -------------   -------------  -------------
Capital share transactions:*
Net proceeds from sale of shares:
   Class A ...........................................................     1,490,314      3,402,151       5,616,771      5,317,038
   Class D ...........................................................       221,573        489,521         157,609        491,124
Net asset value of shares issued in payment of dividends:
   Class A ...........................................................     1,401,213      1,500,294       2,634,442      2,808,015
   Class D ...........................................................        12,801            899          21,246          7,955
Exchanged from associated Funds:
   Class A ...........................................................       365,314        733,086       2,263,947        716,645
   Class D ...........................................................          --           17,699         364,576           --
Net asset value of shares issued in payment of gain distributions:
   Class A ...........................................................       321,122        498,507       1,604,994      1,930,880
   Class D ...........................................................         3,144           --             9,747           --
                                                                       -------------  -------------   -------------  -------------
     Total ...........................................................     3,815,481      6,642,157      12,673,332     11,271,657
                                                                       -------------  -------------   -------------  -------------
Cost of shares repurchased:
   Class A ...........................................................    (6,123,870)    (3,359,520)    (15,940,087)    (9,315,602)
   Class D ...........................................................       (70,945)      (136,335)       (156,491)          --
Exchanged into associated Funds:
   Class A ...........................................................      (814,682)      (741,558)     (5,149,991)    (2,166,255)
   Class D ...........................................................       (15,500)          --            (7,500)          --
                                                                       -------------  -------------   -------------  -------------
     Total ...........................................................    (7,024,997)    (4,237,413)    (21,254,069)   (11,481,857)
                                                                       -------------  -------------   -------------  -------------
     Increase (decrease) in net assets from capital share transactions    (3,209,516)     2,404,744      (8,580,737)      (210,200)
                                                                       -------------  -------------   -------------  -------------
     Increase (decrease) in net assets ...............................    (1,287,178)    (3,889,456)     (6,525,025)   (13,295,037)
Net Assets:
Beginning of year ....................................................    52,971,112     56,860,568      91,390,064    104,685,101
                                                                       -------------  -------------   -------------  -------------
End of year .......................................................... $  51,683,934  $  52,971,112   $  84,865,039  $  91,390,064
                                                                       =============  =============   =============  =============


                                                                              Ohio Series                     Oregon Series
                                                                       ----------------------------   ----------------------------
                                                                          Year ended September 30        Year ended September 30
                                                                       ----------------------------   ----------------------------
                                                                            1995           1994            1995           1994
                                                                       -------------  -------------   -------------  -------------
Operations:
Net investment income ................................................ $   9,431,883  $   9,704,400   $   3,208,270  $   3,204,214
Net realized gain (loss) on investments ..............................       810,038      1,864,934          70,060        636,094
Net change in unrealized appreciation/depreciation
   of investments ....................................................     5,388,960    (17,335,724)      1,780,874     (5,354,310)
                                                                       -------------  -------------   -------------  -------------
     Increase (decrease) in net assets from operations ...............    15,630,881     (5,766,390)      5,059,204     (1,514,002)
                                                                       -------------  -------------   -------------  -------------
Distributions to shareholders:
Net investment income:
   Class A ...........................................................    (9,410,971)    (9,697,970)     (3,154,482)    (3,193,582)
   Class D ...........................................................       (20,912)        (6,430)        (53,788)       (10,632)
Net realized gain on investments:
   Class A ...........................................................    (1,594,353)    (3,703,561)       (140,983)      (494,099)
   Class D ...........................................................        (3,594)          --            (2,232)          --
                                                                       -------------  -------------   -------------  -------------
     Decrease in net assets from distributions .......................   (11,029,830)   (13,407,961)     (3,351,485)    (3,698,313)
                                                                       -------------  -------------   -------------  -------------
Capital share transactions:*
Net proceeds from sale of shares:
   Class A ...........................................................     4,802,866      9,557,949       3,693,429      7,552,039
   Class D ...........................................................       277,972        328,208         897,335        896,846
Net asset value of shares issued in payment of dividends:
   Class A ...........................................................     5,871,637      6,102,997       1,966,334      2,003,359
   Class D ...........................................................        17,037          5,793          38,946          7,973
Exchanged from associated Funds:
   Class A ...........................................................       787,632        720,509         884,994        437,837
   Class D ...........................................................        28,117           --              --             --
Net asset value of shares issued in payment of gain distributions:
   Class A ...........................................................     1,221,569      2,815,286         107,524        372,237
   Class D ...........................................................         3,510           --             1,995           --
                                                                       -------------  -------------   -------------  -------------
     Total ...........................................................    13,010,340     19,530,742       7,590,557     11,270,291
                                                                       -------------  -------------   -------------  -------------
Cost of shares repurchased:
   Class A ...........................................................   (15,867,883)   (16,355,416)     (6,179,880)    (6,282,450)
   Class D ...........................................................       (10,683)          --          (210,837)       (40,414)
Exchanged into associated Funds:
   Class A ...........................................................    (2,675,846)    (2,290,059)     (2,472,172)    (1,100,956)
   Class D ...........................................................          --             --          (118,837)        (2,000)
                                                                       -------------  -------------   -------------  -------------
     Total ...........................................................   (18,554,412)   (18,645,475)     (8,981,726)    (7,425,820)
                                                                       -------------  -------------   -------------  -------------
     Increase (decrease) in net assets from capital share transactions    (5,544,072)       885,267      (1,391,169)     3,844,471
                                                                       -------------  -------------   -------------  -------------
     Increase (decrease) in net assets ...............................      (943,021)   (18,289,084)        316,550     (1,367,844)
Net Assets:
Beginning of year ....................................................   171,793,535    190,082,619      60,727,448     62,095,292
                                                                       -------------  -------------   -------------  -------------
End of year .......................................................... $ 170,850,514  $ 171,793,535   $  61,043,998  $  60,727,448
                                                                       =============  =============   =============  =============


----------------
* The Fund began offering Class D shares on February 1, 1994
See notes to financial statements.


44 & 45

=====================================================================================================
Statements of Changes in Net Assets (continued)                 For the year ended September 30, 1995
-----------------------------------------------------------------------------------------------------

                                                                            South Carolina Series
                                                                        -----------------------------
                                                                            Year ended September 30
                                                                        -----------------------------
                                                                             1995            1994
                                                                        -------------   -------------
Operations:
Net investment income ................................................  $   6,032,145   $   6,250,740
Net realized gain on investments .....................................        255,806         203,935
Net change in unrealized appreciation/depreciation
   of investments ....................................................      5,014,984     (12,270,797)
                                                                        -------------   -------------
     Increase (decrease) in net assets from operations ...............     11,302,935      (5,816,122)
                                                                        -------------   -------------
Distributions to shareholders:
Net investment income:
   Class A ...........................................................     (5,962,919)     (6,222,624)
   Class D ...........................................................        (69,226)        (28,116)
Net realized gain on investments:
   Class A ...........................................................       (207,068)     (1,795,272)
   Class D ...........................................................         (2,607)           --
                                                                        -------------   -------------
     Decrease in net assets from distributions .......................     (6,241,820)     (8,046,012)
                                                                        -------------   -------------
Capital share transactions:*
Net proceeds from sale of shares:
   Class A ...........................................................      7,883,988      21,175,039
   Class D ...........................................................        440,392       1,541,603
Net asset value of shares issued in payment of dividends:
   Class A ...........................................................      3,428,206       3,661,681
   Class D ...........................................................         56,548          21,347
Exchanged from associated Funds:
   Class A ...........................................................      1,353,402         221,817
   Class D ...........................................................         89,667          46,010
Net asset value of shares issued in payment of gain distributions:
   Class A ...........................................................        162,756       1,363,300
   Class D ...........................................................          2,494            --
                                                                        -------------   -------------
     Total ...........................................................     13,417,453      28,030,797
                                                                        -------------   -------------
Cost of shares repurchased:
   Class A ...........................................................    (17,698,986)    (16,114,470)
   Class D ...........................................................       (360,978)        (66,265)
Exchanged into associated Funds:
   Class A ...........................................................     (2,826,362)     (1,961,069)
   Class D ...........................................................        (78,655)         (4,000)
                                                                        -------------   -------------
     Total ...........................................................    (20,964,981)    (18,145,804)
                                                                        -------------   -------------
     Increase (decrease) in net assets from capital share transactions     (7,547,528)      9,884,993
                                                                        -------------   -------------
     Decrease in net assets ..........................................     (2,486,413)     (3,977,141)
Net Assets:
Beginning of year ....................................................    116,611,502     120,588,643
                                                                        -------------   -------------
End of year ..........................................................  $ 114,125,089   $ 116,611,502
                                                                        =============   =============

----------------
* The Fund began offering Class D shares on February 1, 1994
See notes to financial statements.

================================================================================
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Seligman Tax-Exempt Fund Series, Inc. (the "Fund") consists of 13 separate series: the "National Series," the "Colorado Series," the "Georgia Series," the "Louisiana Series," the "Maryland Series," the "Massachusetts Series," the "Michigan Series," the "Minnesota Series," the "Missouri Series," the "New York Series," the "Ohio Series," the "Oregon Series," and the "South Carolina Series." Each Series of the Fund offers two classes of shares. All shares existing prior to February 1, 1994, were classified as Class A shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and contingent deferred sales load ("CDSL") of 1% imposed on certain redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

2. Significant accounting policies followed, all in conformity with generally accepted accounting principles, are given below:

a. All tax-exempt securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. There is no provision for federal income or excise tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized. Dividends are declared daily and paid monthly.

c. Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other then original issue discounts are not amortized.

d. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that can be specifically attributed to a particular class, are charged directly to such class.

e. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, and capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Fund.


3. Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1995, were as follows:

   Series                   Purchases                   Sales
   ------                   ---------                   -----
National                   $26,406,482               $38,510,292
Colorado                     8,032,500                12,691,612
Georgia                      1,995,000                 8,468,485
Louisiana                    2,937,540                 5,375,633
Maryland                     2,003,020                 7,857,632
Massachusetts               18,759,795                28,341,893
Michigan                    30,379,770                36,276,102
Minnesota                    7,265,731                14,686,729
Missouri                     1,957,000                 3,803,879
New York                    29,010,192                38,452,106
Ohio                         4,930,050                12,910,963
Oregon                       1,433,885                 2,405,000
South Carolina               4,576,189                13,011,164

================================================================================
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At September 30, 1995, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                               Total                      Total
                            Unrealized                 Unrealized
   Series                  Appreciation               Depreciation
   ------                  ------------               ------------
National                    $3,473,095                $2,509,813
Colorado                     2,341,619                 1,162,695
Georgia                      1,827,427                   934,451
Louisiana                    2,985,796                 1,017,562
Maryland                     2,555,361                   634,160
Massachusetts                4,443,538                 1,245,925
Michigan                     6,893,276                   690,747
Minnesota                    9,663,606                 2,852,381
Missouri                     2,704,405                   937,176
New York                     3,147,982                   685,730
Ohio                         9,537,102                 1,358,105
Oregon                       2,406,233                   554,319
South Carolina               4,744,485                 1,161,709

4. J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager's fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series' average daily net assets. For the year ended September 30, 1995, the Manager, at its discretion, waived portions of its fee for the Georgia, Missouri, and Oregon Series, equal to $28,814, $24,653, and $28,465, respectively. The management fees reflected in the Statements of Operations for the Georgia, Missouri, and Oregon Series represent annualized rates of 0.45%, 0.45%, and 0.45%, respectively, of the average net assets of the Series.

Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of each Series' shares and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for the sale of Class A shares:

                           Distributor                Dealer
   Series                  Concessions              Commissions
   ------                  -----------              -----------
National                     $11,153                 $ 79,889
Colorado                       5,942                   44,871
Georgia                       12,480                   93,530
Louisiana                      7,730                   54,577
Maryland                       8,750                   66,429
Massachusetts                 12,600                   94,205
Michigan                      30,006                  227,211
Minnesota                     18,444                  140,533
Missouri                       6,965                   53,304
New York                      14,942                  112,407
Ohio                          23,679                  178,085
Oregon                        16,678                  123,858
South Carolina                30,670                  237,827

The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to Class A shares under which service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. For the year ended September 30, 1995, the Distributor charged such fees to the Fund pursuant to the Plan as follows:

                                                    Annualized
                           Total Fees              % of Average
   Series                     Paid                  Net Assets
   ------                     ----                  ----------
National                    $ 93,899                    .09%
Colorado                      51,731                    .09
Georgia                       58,540                    .10
Louisiana                     59,609                    .10
Maryland                      53,104                    .09
Massachusetts                110,101                    .10
Michigan                     144,787                    .10
Minnesota                    129,656                    .10
Missouri                      47,193                    .09
New York                      72,017                    .08
Ohio                         165,972                    .10
Oregon                        56,992                    .10
South Carolina               108,626                    .10

================================================================================

--------------------------------------------------------------------------------

The Fund has a Plan with respect to Class D shares under which service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on a annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 1995, fees paid equivalent to 1% per annum of the average daily net assets of Class D shares were as follows:

   Series
   ------
National                     $ 7,769
Colorado                       1,153
Georgia                       15,180
Louisiana                      6,293
Maryland                       5,107
Massachusetts                  9,788
Michigan                       8,816
Minnesota                     19,274
Missouri                       4,074
New York                       6,076
Ohio                           4,694
Oregon                        12,249
South Carolina                15,766

The Distributor is entitled to retain any CDSL imposed on certain redemptions of Class D shares occurring within one year of purchase. For the year ended September 30, 1995, such charges were as follows:

   Series
   ------
National                        $101
Georgia                          378
Louisiana                        409
Massachusetts                    323
Michigan                         796
Minnesota                        700
Missouri                         428
New York                         940
Ohio                             100
Oregon                           841
South Carolina                   356

Effective April 1, 1995, Seligman Services, Inc., an affiliate of the Manager became eligible to receive commissions from certain sales of Fund shares, as well as distribution and service fees pursuant to the Plan. For the period ended September 30, 1995, Seligman Services, Inc. received commissions of $12,136 from sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $15,566, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

   Series
   ------
National                    $152,223
Colorado                      85,664
Georgia                      110,536
Louisiana                     86,834
Maryland                     106,397
Massachusetts                178,967
Michigan                     214,828
Minnesota                    215,885
Missouri                      84,942
New York                     119,419
Ohio                         251,060
Oregon                        93,199
South Carolina               168,308

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

Fees of $56,000 were incurred by the Fund for the legal services of Sullivan & Cromwell, a member of which firm is a director of the Fund.

The Fund has a compensation agreement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid. The annual

================================================================================
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

cost of such fees and interest is included in directors' fees and expenses, and the accumulated balances thereof at September 30, 1995, are as follows:

   Series
   ------
National                     $15,201
Colorado                       9,096
Georgia                        8,450
Louisiana                      9,988
Maryland                       9,988
Massachusetts                 12,727
Michigan                      12,249
Minnesota                     12,727
Missouri                       9,096
New York                      12,727
Ohio                          12,727
Oregon                         8,922
South Carolina                 8,450

5. Class-specific expenses charged to Class A and Class D shares for the year ended September 30, 1995, which are included in the corresponding captions of the Statements of Operations, were as follows:

                                                                                                   Shareholder
                                       Distribution                                                reports and
    Series                           and service fees                   Registration              communications
    ------                           ----------------                   ------------              --------------
National:
    Class A                               $ 93,899                         $4,514                     $1,584
    Class D                                  7,769                          1,220                         15
Colorado:
    Class A                                 51,731                            720                      1,346
    Class D                                  1,153                            186                          2
Georgia:
    Class A                                 58,540                          2,650                        829
    Class D                                 15,180                            865                         17
Louisiana:
    Class A                                 59,609                          1,191                        716
    Class D                                  6,293                            790                         26
Maryland:
    Class A                                 53,104                          2,474                      1,484
    Class D                                  5,107                            727                         12
Massachusetts:
    Class A                                110,101                          2,186                      2,059
    Class D                                  9,788                          1,642                         32
Michigan:
    Class A                                144,787                          1,897                      2,981
    Class D                                  8,816                          1,791                         40
Minnesota:
    Class A                                129,656                          1,547                      4,830
    Class D                                 19,274                          1,158                        141
Missouri:
    Class A                                 47,193                            764                      1,518
    Class D                                  4,074                            665                         15
New York:
    Class A                                 72,017                          1,471                      1,625
    Class D                                  6,076                            976                         10
Ohio:
    Class A                                165,972                          1,235                      3,236
    Class D                                  4,694                            799                         19

================================================================================

--------------------------------------------------------------------------------

Note 5. (continued)

                                                                                                   Shareholder
                                       Distribution                                                reports and
    Series                           and service fees                   Registration              communications
    ------                           ----------------                   ------------              --------------
Oregon:
    Class A                               $ 56,992                         $1,724                     $1,985
    Class D                                 12,249                            755                         24
South Carolina:
    Class A                                108,626                             60                      4,160
    Class D                                 15,766                            924                         96

6. In accordance with current federal income tax law, each of the Series' net realized capital gains and losses are considered separately for purposes of determining taxable capital gains. At September 30, 1995, the net loss carryforwards for the National, Colorado and New York Series amounted to $457,352, $268,007 and $48,960, respectively, which are available for offset against future taxable net gains, expiring in 2003. Accordingly, no capital gain distributions are expected to be paid to shareholders of the National, Colorado and New York Series until net capital gains have been realized in excess of the available capital loss carryforwards.

7. At September 30, 1995, 40,000,000 shares each were authorized for the National and Missouri Series; 30,000,000 shares each for the Massachusetts, Michigan, Minnesota, and Ohio Series; 25,000,000 shares for the Colorado Series; and 20,000,000 shares each for the Georgia, Louisiana, Maryland, New York, Oregon, and South Carolina Series, all at a par value of $.001 per share.

Transactions in shares of Capital Stock were as follows:*

                                                        National Series            Colorado Series              Georgia Series
                                                   ------------------------    ------------------------    -------------------------
                                                          Year ended                 Year ended                   Year ended
                                                         September 30               September 30                 September 30
                                                   ------------------------    ------------------------    -------------------------
                                                      1995          1994          1995           1994         1995          1994
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Sale of shares:
   Class A .....................................      390,656       764,281       197,677       268,474       342,804     1,300,888
   Class D .....................................      119,342        60,983        14,107        40,581       168,888       104,340
Shares issued in payment of dividends:
   Class A .....................................      414,132       438,686       226,321       247,700       263,035       272,060
   Class D .....................................        3,246         1,137           424           420         7,605         1,633
Exchanged from associated Funds:
   Class A .....................................    1,396,452       259,262        73,282        42,669       169,875        48,335
   Class D .....................................      122,280          --            --            --              32         8,316
Shares issued in payment of gain distributions:
   Class A .....................................         --         706,415          --          63,489        94,017        63,913
   Class D .....................................         --            --            --            --           1,780          --
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Total ..........................................    2,446,108     2,230,764       511,811       663,333     1,048,036     1,799,485
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Shares repurchased:
   Class A .....................................   (2,610,634)   (1,943,600)     (997,269)   (1,126,423)   (1,363,466)   (1,083,796)
   Class D .....................................      (14,877)         --          (1,468)      (27,460)      (16,580)         (861)
Exchanged into associated Funds:
   Class A .....................................   (1,359,162)     (345,902)     (185,668)      (43,792)     (337,410)      (54,072)
   Class D .....................................     (131,648)         --            (136)         --          (9,351)         --
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Total ..........................................   (4,116,321)   (2,289,502)   (1,184,541)   (1,197,675)   (1,726,807)   (1,138,729)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in shares ..................   (1,670,213)      (58,738)     (672,730)     (534,342)     (678,771)      660,756
                                                   ==========    ==========    ==========    ==========    ==========    ==========

----------
* The Fund began offering Class D shares on February 1, 1994.

================================================================================
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                                       Louisiana Series            Maryland Series            Massachusetts Series
                                                   ------------------------    ------------------------    -------------------------
                                                          Year ended                 Year ended                   Year ended
                                                         September 30               September 30                 September 30
                                                   ------------------------    ------------------------    -------------------------
                                                      1995          1994          1995           1994         1995          1994
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Sale of shares:
   Class A .....................................      203,544       511,859       235,573       397,002       399,337       472,153
   Class D .....................................        8,145        88,738        46,497        48,184        80,201       136,211
Shares issued in payment of dividends:
   Class A .....................................      235,011       238,291       222,065       222,712       475,382       506,326
   Class D .....................................        2,969         1,050         1,836           330         4,357         2,911
Exchanged from associated Funds:
   Class A .....................................       32,811        18,733       174,666        35,901       643,216       111,424
   Class D .....................................         --            --           1,883         7,334         8,872         4,948
Shares issued in payment of gain distributions:
   Class A .....................................      104,944        54,209       101,029       113,033        51,797       297,793
   Class D .....................................        1,269          --             737          --             618          --
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Total ..........................................      588,693       912,880       784,286       824,496     1,663,780     1,531,766
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Shares repurchased:
   Class A .....................................     (660,838)     (712,918)     (892,644)     (720,685)   (1,900,781)   (1,783,099)
   Class D .....................................      (43,956)       (1,054)      (16,759)         (901)      (16,608)         (516)
Exchanged into associated Funds:
   Class A .....................................      (34,105)      (54,301)     (192,205)      (83,511)     (722,628)     (247,705)
   Class D .....................................         --            --         (10,109)         --        (108,292)         --
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Total ..........................................     (738,899)     (768,273)   (1,111,717)     (805,097)   (2,748,309)   (2,031,320)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in shares ..................     (150,206)      144,607      (327,431)       19,399    (1,084,529)     (499,554)
                                                   ==========    ==========    ==========    ==========    ==========    ==========


                                                       Michigan Series            Minnesota Series             Missouri Series
                                                   ------------------------    ------------------------    -------------------------
                                                          Year ended                 Year ended                   Year ended
                                                         September 30               September 30                 September 30
                                                   ------------------------    ------------------------    -------------------------
                                                      1995          1994          1995           1994         1995          1994
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Sale of shares:
   Class A .....................................      757,584     1,164,238       544,854       649,224       199,885       432,301
   Class D .....................................       69,200        79,168       111,851       217,891        28,871        63,051
Shares issued in payment of dividends:
   Class A .....................................      607,709       595,784       681,571       681,934       187,773       192,135
   Class D .....................................        3,659         1,022         8,190         2,070         1,688           119
Exchanged from associated Funds:
   Class A .....................................      104,833        78,106       186,606       181,367        49,003        95,722
   Class D .....................................       12,331         2,579        20,768          --            --           2,376
Shares issued in payment of gain distributions:
   Class A .....................................       75,509       133,922        26,068       203,361        46,811        61,773
   Class D .....................................          425          --             310          --             458          --
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Total ..........................................    1,631,250     2,054,819     1,580,218     1,935,847       514,489       847,477
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Shares repurchased:
   Class A .....................................   (1,759,378)   (1,673,481)   (1,640,906)   (1,478,662)     (829,527)     (432,021)
   Class D .....................................      (22,079)       (1,801)      (35,960)       (6,565)       (9,384)      (18,300)
Exchanged into associated Funds:
   Class A .....................................     (293,434)     (176,197)     (308,844)     (223,599)     (108,014)      (96,265)
   Class D .....................................       (7,254)         --         (32,624)         --          (2,017)         --
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Total ..........................................   (2,082,145)   (1,851,479)   (2,018,334)   (1,708,826)     (948,942)     (546,586)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in shares ..................     (450,895)      203,340      (438,116)      227,021      (434,453)      300,891
                                                   ==========    ==========    ==========    ==========    ==========    ==========

================================================================================

--------------------------------------------------------------------------------

                                                       New York Series               Ohio Series                 Oregon Series
                                                   ------------------------    ------------------------    -------------------------
                                                          Year ended                 Year ended                   Year ended
                                                         September 30               September 30                 September 30
                                                   ------------------------    ------------------------    -------------------------
                                                      1995          1994          1995           1994         1995          1994
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Sale of shares:
   Class A .....................................      759,986       644,155       607,544     1,140,889       491,549       973,723
   Class D .....................................       20,328        61,053        35,134        40,208       119,881       118,176
Shares issued in payment of dividends:
   Class A .....................................      346,619       345,368       742,966       738,057       263,145       258,985
   Class D .....................................        2,790         1,014         2,142           718         5,200         1,057
Exchanged from associated Funds:
   Class A .....................................      307,438        89,847       100,205        86,706       117,527        56,640
   Class D .....................................       46,880          --           3,512          --            --            --
Shares issued in payment of gain distributions:
   Class A .....................................      233,284       230,141       166,200       332,776        15,449        47,000
   Class D .....................................        1,417          --             476          --             287          --
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Total ..........................................    1,718,742     1,371,578     1,658,179     2,339,354     1,013,038     1,455,581
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Shares repurchased:
   Class A .....................................   (2,115,969)   (1,153,513)   (2,013,198)   (1,984,770)     (827,019)     (814,995)
   Class D .....................................      (20,029)         --          (1,314)         --         (27,866)       (5,414)
Exchanged into associated Funds:
   Class A .....................................     (706,020)     (264,593)     (340,747)     (276,088)     (344,772)     (143,668)
   Class D .....................................         (980)         --            --            --         (15,720)         (264)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Total ..........................................   (2,842,998)   (1,418,106)   (2,355,259)   (2,260,858)   (1,215,377)     (964,341)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Increase (decrease) in shares ..................   (1,124,256)      (46,528)     (697,080)       78,496      (202,339)      491,240
                                                   ==========    ==========    ==========    ==========    ==========    ==========


                                                         South Carolina Series
                                                       -------------------------
                                                              Year ended
                                                            September 30
                                                       -------------------------
                                                          1995          1994
                                                       ----------    ----------
Sale of shares:
   Class A .........................................    1,022,961     2,596,435
   Class D .........................................       56,814       194,659
Shares issued in payment of dividends:
   Class A .........................................      444,222       455,988
   Class D .........................................        7,314         2,743
Exchanged from associated Funds:
   Class A .........................................      173,490        27,515
   Class D .........................................       12,150         5,929
Shares issued in payment of gain distributions:
   Class A .........................................       22,923       164,253
   Class D .........................................          351          --
                                                       ----------    ----------
Total ..............................................    1,740,225     3,447,522
                                                       ----------    ----------
Shares repurchased:
   Class A .........................................   (2,310,043)   (2,031,384)
   Class D .........................................      (46,819)       (8,567)
Exchanged into associated Funds:
   Class A .........................................     (376,197)     (249,202)
   Class D .........................................      (10,186)         (516)
                                                       ----------    ----------
Total ..............................................   (2,743,245)   (2,289,669)
                                                       ----------    ----------
Increase (decrease) in shares ......................   (1,003,020)    1,157,853
                                                       ==========     =========

================================================================================
Financial Highlights
--------------------------------------------------------------------------------

The Fund's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from a Series' beginning net asset value to the ending net asset value so that they may understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts using average shares outstanding. The total return based on net asset value measures a Series' performance assuming investors purchased shares at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Fund. The total returns for periods of less than one year are not annualized.


                                                                Net         Increase
                              Net Asset                     Realized &     (Decrease)                    Distributions  Net Increase
                              Value at          Net         Unrealized        from          Dividends        from      (Decrease) in
Per Share Operating           Beginning     Investment      Investment     Investment        Paid or       Net Gain       Net Asset
  Performance:                 of Year        Income*       Gain (Loss)    Operations       Declared       Realized         Value
------------------------------------------------------------------------------------------------------------------------------------
Class A shares:
National Series
   Year ended 9/30/95          $7.18          $0.40           $0.40          $0.80          $(0.40)        $   --           $0.40
   Year ended 9/30/94           8.72           0.41           (1.04)         (0.63)          (0.41)         (0.50)          (1.54)
   Year ended 9/30/93           8.07           0.45            0.78           1.23           (0.45)         (0.13)           0.65
   Year ended 9/30/92           7.90           0.48            0.20           0.68           (0.48)         (0.03)           0.17
   Year ended 9/30/91           7.44           0.49            0.54           1.03           (0.49)         (0.08)           0.46
Colorado Series
   Year ended 9/30/95           7.09           0.38            0.21           0.59           (0.38)            --            0.21
   Year ended 9/30/94           7.76           0.37           (0.59)         (0.22)          (0.37)         (0.08)          (0.67)
   Year ended 9/30/93           7.34           0.39            0.49           0.88           (0.39)         (0.07)           0.42
   Year ended 9/30/92           7.22           0.42            0.12           0.54           (0.42)            --            0.12
   Year ended 9/30/91           6.91           0.44            0.31           0.75           (0.44)            --            0.31
Georgia Series
   Year ended 9/30/95           7.48           0.39            0.43           0.82           (0.39)         (0.10)           0.33
   Year ended 9/30/94           8.43           0.41           (0.86)         (0.45)          (0.41)         (0.09)          (0.95)
   Year ended 9/30/93           7.85           0.43            0.62           1.05           (0.43)         (0.04)           0.58
   Year ended 9/30/92           7.63           0.46            0.25           0.71           (0.46)         (0.03)           0.22
   Year ended 9/30/91           7.18           0.47            0.46           0.93           (0.47)         (0.01)           0.45
Louisiana Series
   Year ended 9/30/95           7.94           0.43            0.34           0.77           (0.43)         (0.14)           0.20
   Year ended 9/30/94           8.79           0.44           (0.77)         (0.33)          (0.44)         (0.08)          (0.85)
   Year ended 9/30/93           8.38           0.46            0.51           0.97           (0.46)         (0.10)           0.41
   Year ended 9/30/92           8.18           0.49            0.24           0.73           (0.49)         (0.04)           0.20
   Year ended 9/30/91           7.70           0.50            0.50           1.00           (0.50)         (0.02)           0.48
Maryland Series
   Year ended 9/30/95           7.71           0.41            0.38           0.79           (0.41)         (0.13)           0.25
   Year ended 9/30/94           8.64           0.42           (0.76)         (0.34)          (0.42)         (0.17)          (0.93)
   Year ended 9/30/93           8.15           0.44            0.59           1.03           (0.44)         (0.10)           0.49
   Year ended 9/30/92           7.94           0.46            0.24           0.70           (0.46)         (0.03)           0.21
   Year ended 9/30/91           7.45           0.47            0.49           0.96           (0.47)            --            0.49
Massachusetts Series
   Year ended 9/30/95           7.66           0.42            0.28           0.70           (0.42)         (0.03)           0.25
   Year ended 9/30/94           8.54           0.44           (0.67)         (0.23)          (0.44)         (0.21)          (0.88)
   Year ended 9/30/93           8.06           0.47            0.55           1.02           (0.47)         (0.07)           0.48
   Year ended 9/30/92           7.86           0.49            0.24           0.73           (0.49)         (0.04)           0.20
   Year ended 9/30/91           7.26           0.50            0.62           1.12           (0.50)         (0.02)           0.60


                                                                             Ratio of Net
                                Net Asset     Total Return      Ratio of      Investment                   Net Assets
                                Value at        Based on       Expenses to      Income                      at End of
Per Share Operating               End          Net Asset        Average      to Average      Portfolio       Year
  Performance:                  of Year          Value        Net Assets*    Net Assets*     Turnover   (000's omitted)
--------------------------------------------------------------------------------------------------------------------------
Class A shares:
National Series
   Year ended 9/30/95           $7.58           11.48%          0.86%           5.46%         24.91%       $104,184
   Year ended 9/30/94            7.18           (7.83)          0.85            5.30          24.86         111,374
   Year ended 9/30/93            8.72           16.00           0.86            5.49          72.68         136,394
   Year ended 9/30/92            8.07            8.84           0.77            6.02          63.99         132,130
   Year ended 9/30/91            7.90           14.24           0.80            6.35          71.67         136,326
Colorado Series
   Year ended 9/30/95            7.30            8.56           0.93            5.31          14.70          54,858
   Year ended 9/30/94            7.09           (2.92)          0.86            5.06          10.07          58,197
   Year ended 9/30/93            7.76           12.54           0.90            5.21          14.09          67,912
   Year ended 9/30/92            7.34            7.74           0.81            5.81          23.22          64,900
   Year ended 9/30/91            7.22           11.15           0.84            6.19          14.60          64,310
Georgia Series
   Year ended 9/30/95            7.81           11.66           0.91            5.26           3.36          57,678
   Year ended 9/30/94            7.48           (5.52)          0.73            5.21          19.34          61,466
   Year ended 9/30/93            8.43           13.96           0.63            5.34          12.45          64,650
   Year ended 9/30/92            7.85            9.64           0.47            5.95          10.24          44,585
   Year ended 9/30/91            7.63           13.30           0.59            6.30           6.07          28,317
Louisiana Series
   Year ended 9/30/95            8.14           10.30           0.89            5.44           4.82          61,988
   Year ended 9/30/94            7.94           (3.83)          0.87            5.31          17.16          61,441
   Year ended 9/30/93            8.79           12.10           0.87            5.40           9.21          67,529
   Year ended 9/30/92            8.38            9.13           0.80            5.89          25.45          57,931
   Year ended 9/30/91            8.18           13.49           0.83            6.31          20.85          50,089
Maryland Series
   Year ended 9/30/95            7.96           10.90           0.96            5.31           3.63          56,290
   Year ended 9/30/94            7.71           (4.08)          0.92            5.17          17.68          57,263
   Year ended 9/30/93            8.64           13.23           0.97            5.28          14.10          64,472
   Year ended 9/30/92            8.15            9.15           0.86            5.76          29.57          57,208
   Year ended 9/30/91            7.94           13.26           0.88            6.09          18.84          54,068
Massachusetts Series
   Year ended 9/30/95            7.91            9.58           0.86            5.51          16.68         115,711
   Year ended 9/30/94            7.66           (2.94)          0.85            5.46          12.44         120,149
   Year ended 9/30/93            8.54           13.18           0.88            5.65          20.66         139,504
   Year ended 9/30/92            8.06            9.75           0.77            6.27          27.92         128,334
   Year ended 9/30/91            7.86           15.84           0.83            6.64          14.37         118,022

                                                                    Adjusted
                                                     Adjusted       Ratio of
                                    Adjusted Net     Ratio of     Net Investment
                                     Investment     Expenses to      Income
Per Share Operating                   Income        Average Net    to Average
  Performance:                       Per Share*       Assets*      Net Assets*
--------------------------------------------------------------------------------
Class A shares:
National Series
   Year ended 9/30/95
   Year ended 9/30/94
   Year ended 9/30/93
   Year ended 9/30/92
   Year ended 9/30/91
Colorado Series
   Year ended 9/30/95
   Year ended 9/30/94
   Year ended 9/30/93
   Year ended 9/30/92
   Year ended 9/30/91
Georgia Series
   Year ended 9/30/95                  $0.39           0.96%           5.21%
   Year ended 9/30/94                   0.40           0.93            5.01
   Year ended 9/30/93                   0.40           0.93            5.04
   Year ended 9/30/92                   0.43           0.87            5.55
   Year ended 9/30/91                   0.43           1.09            5.80
Louisiana Series
   Year ended 9/30/95
   Year ended 9/30/94
   Year ended 9/30/93
   Year ended 9/30/92
   Year ended 9/30/91
Maryland Series
   Year ended 9/30/95
   Year ended 9/30/94
   Year ended 9/30/93
   Year ended 9/30/92
   Year ended 9/30/91
Massachusetts Series
   Year ended 9/30/95
   Year ended 9/30/94
   Year ended 9/30/93
   Year ended 9/30/92
   Year ended 9/30/91

----------
See page 58 for footnotes.

                                      54-55

================================================================================
Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                Net         Increase
                              Net Asset                     Realized &     (Decrease)                    Distributions  Net Increase
                              Value at          Net         Unrealized        from          Dividends        from      (Decrease) in
Per Share Operating           Beginning     Investment      Investment     Investment        Paid or       Net Gain       Net Asset
  Performance:                 of Year        Income*       Gain (Loss)    Operations       Declared       Realized         Value
------------------------------------------------------------------------------------------------------------------------------------
Michigan Series
   Year ended 9/30/95          $8.28          $0.46           $0.30          $0.76          $(0.46)        $(0.04)          $0.26
   Year ended 9/30/94           9.08           0.46           (0.71)         (0.25)          (0.46)         (0.09)          (0.80)
   Year ended 9/30/93           8.68           0.47            0.59           1.06           (0.47)         (0.19)           0.40
   Year ended 9/30/92           8.38           0.50            0.35           0.85           (0.50)         (0.05)           0.30
   Year ended 9/30/91           7.89           0.51            0.51           1.02           (0.51)         (0.02)           0.49
Minnesota Series
   Year ended 9/30/95           7.72           0.45            0.11           0.56           (0.45)         (0.01)           0.10
   Year ended 9/30/94           8.28           0.45           (0.44)         (0.01)          (0.45)         (0.12)          (0.56)
   Year ended 9/30/93           7.89           0.47            0.51           0.98           (0.47)         (0.12)           0.39
   Year ended 9/30/92           7.81           0.49            0.09           0.58           (0.49)         (0.01)           0.08
   Year ended 9/30/91           7.49           0.49            0.32           0.81           (0.49)            --            0.32
Missouri Series
   Year ended 9/30/95           7.41           0.40            0.36           0.76           (0.40)         (0.07)           0.29
   Year ended 9/30/94           8.31           0.40           (0.79)         (0.39)          (0.40)         (0.11)          (0.90)
   Year ended 9/30/93           7.80           0.42            0.57           0.99           (0.42)         (0.06)           0.51
   Year ended 9/30/92           7.72           0.44            0.15           0.59           (0.44)         (0.07)           0.08
   Year ended 9/30/91           7.22           0.46            0.50           0.96           (0.46)            --            0.50
New York Series
   Year ended 9/30/95           7.67           0.42            0.36           0.78           (0.42)         (0.17)           0.19
   Year ended 9/30/94           8.75           0.43           (0.88)         (0.45)          (0.43)         (0.20)          (1.08)
   Year ended 9/30/93           8.13           0.45            0.74           1.19           (0.45)         (0.12)           0.62
   Year ended 9/30/92           7.94           0.49            0.26           0.75           (0.49)         (0.07)           0.19
   Year ended 9/30/91           7.40           0.50            0.54           1.04           (0.50)            --            0.54
Ohio Series
   Year ended 9/30/95           7.90           0.44            0.28           0.72           (0.44)         (0.07)           0.21
   Year ended 9/30/94           8.77           0.44           (0.70)         (0.26)          (0.44)         (0.17)          (0.87)
   Year ended 9/30/93           8.28           0.46            0.56           1.02           (0.46)         (0.07)           0.49
   Year ended 9/30/92           8.06           0.49            0.26           0.75           (0.49)         (0.04)           0.22
   Year ended 9/30/91           7.62           0.51            0.45           0.96           (0.51)         (0.01)           0.44
Oregon Series
   Year ended 9/30/95           7.43           0.40            0.25           0.65           (0.40)         (0.02)           0.23
   Year ended 9/30/94           8.08           0.40           (0.59)         (0.19)          (0.40)         (0.06)          (0.65)
   Year ended 9/30/93           7.60           0.42            0.48           0.90           (0.42)            --            0.48
   Year ended 9/30/92           7.42           0.42            0.18           0.60           (0.42)            --            0.18
   Year ended 9/30/91           6.96           0.44            0.46           0.90           (0.44)            --            0.46
South Carolina Series
   Year ended 9/30/95           7.61           0.41            0.37           0.78           (0.41)         (0.01)           0.36
   Year ended 9/30/94           8.52           0.41           (0.79)         (0.38)          (0.41)         (0.12)          (0.91)
   Year ended 9/30/93           8.00           0.43            0.54           0.97           (0.43)         (0.02)           0.52
   Year ended 9/30/92           7.71           0.45            0.31           0.76           (0.45)         (0.02)           0.29
   Year ended 9/30/91           7.23           0.46            0.52           0.98           (0.46)         (0.04)           0.48


                                                                             Ratio of Net
                                Net Asset     Total Return      Ratio of      Investment                   Net Assets
                                Value at        Based on       Expenses to      Income                      at End of
Per Share Operating               End          Net Asset        Average      to Average      Portfolio       Year
  Performance:                  of Year          Value        Net Assets*    Net Assets*     Turnover   (000's omitted)
--------------------------------------------------------------------------------------------------------------------------
Michigan Series
   Year ended 9/30/95           $8.54            9.56%          0.87%           5.50%         20.48%       $151,589
   Year ended 9/30/94            8.28           (2.90)          0.84            5.32          10.06         151,095
   Year ended 9/30/93            9.08           12.97           0.83            5.41           6.33         164,638
   Year ended 9/30/92            8.68           10.55           0.76            5.93          32.12         144,524
   Year ended 9/30/91            8.38           13.34           0.80            6.28          22.81         129,004
Minnesota Series
   Year ended 9/30/95            7.82            7.61           0.87            5.89           5.57         132,716
   Year ended 9/30/94            7.72            0.12           0.85            5.70           3.30         134,990
   Year ended 9/30/93            8.28           13.06           0.90            5.89           5.73         144,600
   Year ended 9/30/92            7.89            7.71           0.80            6.29          12.08         151,922
   Year ended 9/30/91            7.81           11.10           0.80            6.28           2.61         182,979
Missouri Series
   Year ended 9/30/95            7.70           10.67           0.88            5.31           3.88          51,169
   Year ended 9/30/94            7.41           (4.85)          0.74            5.18          14.33          52,621
   Year ended 9/30/93            8.31           13.17           0.71            5.29          17.03          56,861
   Year ended 9/30/92            7.80            7.87           0.83            5.71          18.80          49,459
   Year ended 9/30/91            7.72           13.61           0.88            6.10          16.30          47,659
New York Series
   Year ended 9/30/95            7.86           10.93           0.88            5.52          34.05          83,980
   Year ended 9/30/94            7.67           (5.37)          0.87            5.31          28.19          90,914
   Year ended 9/30/93            8.75           15.26           0.94            5.37          27.90         104,685
   Year ended 9/30/92            8.13            9.80           0.79            6.09          42.90          92,681
   Year ended 9/30/91            7.94           14.56           0.80            6.57          44.57          83,684
Ohio Series
   Year ended 9/30/95            8.11            9.59           0.84            5.56           2.96         170,191
   Year ended 9/30/94            7.90           (3.08)          0.84            5.34           9.37         171,469
   Year ended 9/30/93            8.77           12.81           0.85            5.44          30.68         190,083
   Year ended 9/30/92            8.28            9.68           0.75            6.02           7.15         170,427
   Year ended 9/30/91            8.06           12.96           0.77            6.42          13.95         156,179
Oregon Series
   Year ended 9/30/95            7.66            9.05           0.86            5.40           2.47          59,549
   Year ended 9/30/94            7.43           (2.38)          0.78            5.20           9.43          59,884
   Year ended 9/30/93            8.08           12.21           0.78            5.35           8.08          62,095
   Year ended 9/30/92            7.60            8.35           0.68            5.63           0.21          48,797
   Year ended 9/30/91            7.42           13.25           0.71            6.06           7.60          39,350
South Carolina Series
   Year ended 9/30/95            7.97           10.69           0.88            5.38           4.13         112,421
   Year ended 9/30/94            7.61           (4.61)          0.83            5.12           1.81         115,133
   Year ended 9/30/93            8.52           12.52           0.85            5.19          17.69         120,589
   Year ended 9/30/92            8.00           10.08           0.81            5.71           3.37          82,882
   Year ended 9/30/91            7.71           13.95           0.81            6.14           9.05          63,863


                                                                    Adjusted
                                                     Adjusted       Ratio of
                                    Adjusted Net     Ratio of    Net Investment
                                     Investment     Expenses to      Income
Per Share Operating                   Income       Average Net    to Average
  Performance:                      Per Share*       Assets*      Net Assets*
--------------------------------------------------------------------------------
Michigan Series
   Year ended 9/30/95
   Year ended 9/30/94
   Year ended 9/30/93
   Year ended 9/30/92
   Year ended 9/30/91
Minnesota Series
   Year ended 9/30/95
   Year ended 9/30/94
   Year ended 9/30/93
   Year ended 9/30/92
   Year ended 9/30/91
Missouri Series
   Year ended 9/30/95                 $0.39           0.93%           5.26%
   Year ended 9/30/94                  0.39           0.88            5.04
   Year ended 9/30/93                  0.41           0.91            5.09
   Year ended 9/30/92
   Year ended 9/30/91
New York Series
   Year ended 9/30/95
   Year ended 9/30/94
   Year ended 9/30/93
   Year ended 9/30/92
   Year ended 9/30/91
Ohio Series
   Year ended 9/30/95
   Year ended 9/30/94
   Year ended 9/30/93
   Year ended 9/30/92
   Year ended 9/30/91
Oregon Series
   Year ended 9/30/95                  0.40           0.91            5.35
   Year ended 9/30/94                  0.39           0.89            5.09
   Year ended 9/30/93                  0.41           0.93            5.20
   Year ended 9/30/92                  0.42           0.83            5.48
   Year ended 9/30/91                  0.42           0.91            5.86
South Carolina Series
   Year ended 9/30/95
   Year ended 9/30/94
   Year ended 9/30/93
   Year ended 9/30/92
   Year ended 9/30/91                  0.45           0.91            6.04

----------
See page 58 for footnotes.


56 & 57

====================================================================================================================================
Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------------------------

                                                             Net         Increase
                           Net Asset                     Realized &     (Decrease)                    Distributions  Net Increase
                           Value at          Net         Unrealized        from          Dividends        from       (Decrease) in
Per Share Operating        Beginning     Investment      Investment     Investment        Paid or       Net Gain       Net Asset
  Performance:             of Period       Income*       Gain (Loss)    Operations       Declared       Realized         Value
------------------------------------------------------------------------------------------------------------------------------------
Class D shares:
National Series
   Year ended 9/30/95       $7.18           $0.32           $0.39          $0.71          $(0.32)       $    --         $0.39
   2/1/94** to 9/30/94       8.20            0.22           (1.02)         (0.80)          (0.22)            --         (1.02)
Colorado Series
   Year ended 9/30/95        7.09            0.30            0.20           0.50           (0.30)            --          0.20
   2/1/94** to 9/30/94       7.72            0.20           (0.63)         (0.43)          (0.20)            --         (0.63)
Georgia Series
   Year ended 9/30/95        7.49            0.32            0.43           0.75           (0.32)         (0.10)         0.33
   2/1/94** to 9/30/94       8.33            0.22           (0.84)         (0.62)          (0.22)            --         (0.84)
Louisiana Series
   Year ended 9/30/95        7.94            0.35            0.34           0.69           (0.35)         (0.14)         0.20
   2/1/94** to 9/30/94       8.73            0.24           (0.79)         (0.55)          (0.24)            --         (0.79)
Maryland Series
   Year ended 9/30/95        7.72            0.33            0.38           0.71           (0.33)         (0.13)         0.25
   2/1/94** to 9/30/94       8.46            0.23           (0.74)         (0.51)          (0.23)            --         (0.74)
Massachusetts Series
   Year ended 9/30/95        7.66            0.34            0.27           0.61           (0.34)         (0.03)         0.24
   2/1/94** to 9/30/94       8.33            0.24           (0.67)         (0.43)          (0.24)            --         (0.67)
Michigan Series
   Year ended 9/30/95        8.28            0.37            0.30           0.67           (0.37)         (0.04)         0.26
   2/1/94** to 9/30/94       9.01            0.25           (0.73)         (0.48)          (0.25)            --         (0.73)
Minnesota Series
   Year ended 9/30/95        7.73            0.38            0.10           0.48           (0.38)         (0.01)         0.09
   2/1/94** to 9/30/94       8.22            0.25           (0.49)         (0.24)          (0.25)            --         (0.49)
Missouri Series
   Year ended 9/30/95        7.41            0.32            0.36           0.68           (0.32)         (0.07)         0.29
   2/1/94** to 9/30/94       8.20            0.22           (0.79)         (0.57)          (0.22)            --         (0.79)
New York Series
   Year ended 9/30/95        7.67            0.34            0.37           0.71           (0.34)         (0.17)         0.20
   2/1/94** to 9/30/94       8.55            0.23           (0.88)         (0.65)          (0.23)            --         (0.88)
Ohio Series
   Year ended 9/30/95        7.92            0.36            0.30           0.66           (0.36)         (0.07)         0.23
   2/1/94** to 9/30/94       8.61            0.24           (0.69)         (0.45)          (0.24)            --         (0.69)
Oregon Series
   Year ended 9/30/95        7.43            0.33            0.24           0.57           (0.33)         (0.02)         0.22
   2/1/94** to 9/30/94       8.02            0.22           (0.59)         (0.37)          (0.22)            --         (0.59)
South Carolina Series
   Year ended 9/30/95        7.61            0.34            0.37           0.71           (0.34)         (0.01)         0.36
   2/1/94** to 9/30/94       8.42            0.22           (0.81)         (0.59)          (0.22)            --         (0.81)

58



                                                                        Ratio of Net
                           Net Asset     Total Return      Ratio of      Investment                   Net Assets
                           Value at        Based on       Expenses to      Income                      at End of
Per Share Operating           End          Net Asset        Average      to Average      Portfolio      Period
  Performance:             of Period         Value        Net Assets*    Net Assets*     Turnover   (000's omitted)
------------------------------------------------------------------------------------------------------------------------------------
Class D shares:
National Series
   Year ended 9/30/95       $7.57           10.17%          1.95%           4.40%         24.91%        $1,215
   2/1/94** to 9/30/94       7.18           (9.96)          1.76+           4.37+         24.86++          446
Colorado Series
   Year ended 9/30/95        7.29            7.26           2.02            4.23          14.70            193
   2/1/94** to 9/30/94       7.09           (5.73)          1.78+           4.05+         10.07++           96
Georgia Series
   Year ended 9/30/95        7.82           10.58           1.90            4.28           3.36          2,079
   2/1/94** to 9/30/94       7.49           (7.57)          1.76+           4.28+         19.34++          849
Louisiana Series
   Year ended 9/30/95        8.14            9.17           1.91            4.41           4.82            465
   2/1/94** to 9/30/94       7.94           (6.45)          1.78+           4.33+         17.16++          704
Maryland Series
   Year ended 9/30/95        7.97            9.75           2.02            4.27           3.63            630
   2/1/94** to 9/30/94       7.72           (6.21)          1.80+           4.26+         17.68++          424
Massachusetts Series
   Year ended 9/30/95        7.90            8.33           1.95            4.47          16.68            890
   2/1/94** to 9/30/94       7.66           (5.34)          1.78+           4.52+         12.44++        1,099
Michigan Series
   Year ended 9/30/95        8.54            8.36           2.01            4.40          20.48          1,172
   2/1/94** to 9/30/94       8.28           (5.47)          1.75+           4.40+         10.06++          671
Minnesota Series
   Year ended 9/30/95        7.82            6.45           1.85            4.92           5.57          2,237
   2/1/94** to 9/30/94       7.73           (3.08)          1.74+           4.68+          3.30++        1,649
Missouri Series
   Year ended 9/30/95        7.70            9.49           1.98            4.23           3.88            515
   2/1/94** to 9/30/94       7.41           (7.16)          1.70+           4.27+         14.33++          350
New York Series
   Year ended 9/30/95        7.87            9.87           1.96            4.42          34.05            885
   2/1/94** to 9/30/94       7.67           (7.73)          1.81+           4.39+         28.19++          476
Ohio Series
   Year ended 9/30/95        8.15            8.67           1.93            4.48           2.96            660
   2/1/94** to 9/30/94       7.92           (5.36)          1.78+           4.41+          9.37++          324
Oregon Series
   Year ended 9/30/95        7.65            7.86           1.83            4.41           2.47          1,495
   2/1/94** to 9/30/94       7.43           (4.76)          1.72+           4.32+          9.43++          843
South Carolina Series
   Year ended 9/30/95        7.97            9.63           1.85            4.40           4.13          1,704
   2/1/94** to 9/30/94       7.61           (7.14)          1.74+           4.29+          1.81++        1,478


                                                           Adjusted
                                            Adjusted       Ratio of
                           Adjusted Net     Ratio of    Net Investment
                            Investment     Expenses to      Income
Per Share Operating           Income       Average Net    to Average
  Performance:              Per Share*       Assets*      Net Assets*
--------------------------------------------------------------------------------
Class D shares:
National Series
   Year ended 9/30/95
   2/1/94** to 9/30/94
Colorado Series
   Year ended 9/30/95
   2/1/94** to 9/30/94
Georgia Series
   Year ended 9/30/95          $0.31          1.95%          4.23%
   2/1/94** to 9/30/94          0.21          1.90+          4.15+
Louisiana Series
   Year ended 9/30/95
   2/1/94** to 9/30/94
Maryland Series
   Year ended 9/30/95
   2/1/94** to 9/30/94
Massachusetts Series
   Year ended 9/30/95
   2/1/94** to 9/30/94
Michigan Series
   Year ended 9/30/95
   2/1/94** to 9/30/94
Minnesota Series
   Year ended 9/30/95
   2/1/94** to 9/30/94
Missouri Series
   Year ended 9/30/95           0.32          2.03           4.18
   2/1/94** to 9/30/94          0.22          1.80+          4.17+
New York Series
   Year ended 9/30/95
   2/1/94** to 9/30/94
Ohio Series
   Year ended 9/30/95
   2/1/94** to 9/30/94
Oregon Series
   Year ended 9/30/95           0.33          1.88           4.36
   2/1/94** to 9/30/94          0.22          1.82+          4.22+
South Carolina Series
   Year ended 9/30/95
   2/1/94** to 9/30/94


------------------------------------------------------------------------------------------------------------------------------------

 * During the periods stated, the Manager, at its discretion, waived all or portions of its fees for the Georgia, Missouri, Oregon, and South Carolina Series. The adjusted net investment income per share and adjusted ratios reflect what the results would have been had the Manager not waived its fees.

** Commencement of offering of Class D shares.

 + Annualized.

++ For the year ended 9/30/94.

See notes to financial statements.

58 & 59

================================================================================
Report of Independent Auditors
--------------------------------------------------------------------------------
The Board of Directors and Shareholders,
Seligman Tax-Exempt Fund Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon and South Carolina Series of Seligman Tax-Exempt Fund Series, Inc. as of September 30, 1995, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each Series of Seligman Tax-Exempt Fund Series, Inc. as of September 30, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP
    ---------------------
DELOITTE & TOUCHE LLP
New York, New York
November 3, 1995

                      (This page intentionally left blank.)

================================================================================
Board of Directors
--------------------------------------------------------------------------------
Fred E. Brown
Director and Consultant,
    J. & W. Seligman & Co. Incorporated

John R. Galvin 2
Dean, Fletcher School of Law and
    Diplomacy at Tufts University
Director, USLIFE Corporation

Alice S. Ilchman 3
President, Sarah Lawrence College
Trustee, Committee for Economic Development
Director, NYNEX
Chairman, The Rockefeller Foundation

Frank A. McPherson 2
Chairman and CEO, Kerr-McGee Corporation
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow
Partner, Sullivan & Cromwell, Law Firm
Director, Commonwealth Aluminum Corporation

Betsy S. Michel 2
Director or Trustee,
    Various Organizations

William C. Morris 1
Chairman
Chairman of the Board and President,
    J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Daniel Industries, Inc.
Director, Kerr-McGee Corporation



James C. Pitney 3
Partner, Pitney, Hardin, Kipp & Szuch, Law Firm
Director, Public Service Enterprise Group

James Q. Riordan 3
Director, The Brooklyn Union Gas Company
Trustee, Committee for Economic Development
Director, Dow Jones & Co., Inc.
Director, Public Broadcasting Service

Ronald T. Schroeder 1
Managing Director, J. & W. Seligman & Co. Incorporated

Robert L. Shafer 3
Vice President, Pfizer Inc.
Director, USLIFE Corporation

James N. Whitson 2
Executive Vice President and Director, Sammons Enterprises, Inc.
Director, C-SPAN
Director, Red Man Pipe and Supply Company

Brian T. Zino 1
President
Managing Director, J. & W. Seligman & Co. Incorporated


----------------
Member:
1 Executive Committee
2 Audit Committee
3 Director Nominating Committee

================================================================================
Executive Officers
--------------------------------------------------------------------------------

William C. Morris                  Lawrence P. Vogel
Chairman                           Vice President

Brian T. Zino                      Thomas G. Rose
President                          Treasurer

Thomas G. Moles                    Frank J. Nasta
Vice President                     Secretary


-----------------------------------------------------------------------------------------------------
Manager                  General Distributor                  Important Telephone Numbers
J. & W. Seligman & Co.   Seligman Financial Services, Inc.    (800) 221-2450     Shareholder Services
    Incorporated         100 Park Avenue
100 Park Avenue          New York, NY 10017                   (800) 622-4597     24-Hour Automated
New York, NY 10017                                                               Telephone
                         Shareholder Service Agent                               Access Service
General Counsel          Seligman Data Corp.
Sullivan & Cromwell      100 Park Avenue
                         New York, NY 10017
Independent Auditors
Deloitte & Touche LLP


                       SELIGMAN FINANCIAL SERVICES, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                      100 Park Avenue, New York, NY 10017

This report is intended olnly for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Tax-Exempt Fund Series, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

                                                                       TEA2 9/95